                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2012, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2012.

TABLE OF CONTENTS

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and
(ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the State of New York.

We are subject to regulation by the New York State Department of Financial Services (the "Department"). We file an annual statement with the Department on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Department examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the Department, at least every 5 years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund

Current Yield:    -1.56% as of December 31, 2011
Effective Yield:  -1.55% as of December 31, 2011

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield:    -1.56% as of December 31, 2011
Effective Yield:  -1.55% as of December 31, 2011

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS

The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and the financial statements of the Separate Account as of December 31, 2011 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated March 14, 2012 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2011

                                                        PAGE
                                                        ----
Independent Registered Public Accounting Firm's Report.  F-1

Statements of Assets and Liabilities...................  F-3

Statements of Operations............................... F-18

Statements of Changes in Net Assets.................... F-33

Notes to Financial Statements.......................... F-63

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products
Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federal Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan

Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service
Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative
Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2011, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2011, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 19, 2012

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2011


                                           -------------------------

                                           INVESCO V.I. INVESCO V.I.
                                              BASIC       CAPITAL
                                              VALUE     APPRECIATION
                                             FUND --      FUND --
                              CONSOLIDATED  SERIES II     SERIES I
                                 TOTAL        SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $801,241,721    993,742     255,460
Dividend receivable..........      269,248         --          --
Receivable for units sold....      104,508         --          --
                              ------------  ---------     -------
       Total assets..........  801,615,477    993,742     255,460
                              ------------  ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       38,442         43          11
Payable for units
  withdrawn..................      520,814          2          87
                              ------------  ---------     -------
       Total liabilities.....      559,256         45          98
                              ------------  ---------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  785,360,841    993,697     255,362
  Variable annuity
   contract owners in
   the annuitization
   period....................   15,695,380         --          --
                              ------------  ---------     -------
       Net assets............ $801,056,221    993,697     255,362
                              ============  =========     =======
Investments in
  securities at cost......... $811,735,602  1,306,292     284,001
                              ============  =========     =======
Shares outstanding...........                 163,444      11,926
                                            =========     =======

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------------------
                                                                                   INVESCO VAN INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I. KAMPEN V.I. INVESCO VAN
                                  CORE        GLOBAL    INTERNATIONAL  LARGE CAP     CAPITAL     CAPITAL   KAMPEN V.I.
                                 EQUITY    REAL ESTATE     GROWTH        GROWTH      GROWTH      GROWTH     COMSTOCK
                                FUND --      FUND --       FUND --      FUND --      FUND --     FUND --     FUND --
                                SERIES I    SERIES II     SERIES II     SERIES I    SERIES I    SERIES II   SERIES II
                                 SHARES       SHARES       SHARES        SHARES      SHARES      SHARES      SHARES
                              ------------ ------------ ------------- ------------ ----------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   662,444      344,352      6,452,806        --        117,742     165,447    2,507,968
Dividend receivable..........        --           --             --        --             --          --           --
Receivable for units sold....        --           --            978        --             --          --           --
                                -------      -------      ---------        --        -------     -------    ---------
       Total assets..........   662,444      344,352      6,453,784        --        117,742     165,447    2,507,968
                                -------      -------      ---------        --        -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        29           16            294        --              5           8          104
Payable for units
  withdrawn..................         1          152             --        --             --           1           18
                                -------      -------      ---------        --        -------     -------    ---------
       Total liabilities.....        30          168            294        --              5           9          122
                                -------      -------      ---------        --        -------     -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   662,414      314,276      6,372,373        --        117,737     165,438    2,507,846
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       29,908         81,117        --             --          --           --
                                -------      -------      ---------        --        -------     -------    ---------
       Net assets............   662,414      344,184      6,453,490        --        117,737     165,438    2,507,846
                                =======      =======      =========        ==        =======     =======    =========
Investments in
  securities at cost.........   614,249      391,945      6,386,098        --        136,077     144,200    2,550,301
                                =======      =======      =========        ==        =======     =======    =========
Shares outstanding...........    24,792       29,010        247,424        --          3,691       5,277      222,338
                                =======      =======      =========        ==        =======     =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            AIM VARIABLE
                           INSURANCE FUNDS
                          (INVESCO VARIABLE
                          INSURANCE FUNDS)
                             (CONTINUED)
                          ----------------- -----------------
                             INVESCO VAN
                             KAMPEN V.I.
                             EQUITY AND     ALLIANCEBERNSTEIN
                               INCOME           BALANCED
                               FUND --       WEALTH STRATEGY
                              SERIES II       PORTFOLIO --
                               SHARES            CLASS B
                          ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $1,384,613         6,173,395
Dividend receivable......            --                --
Receivable for units sold            --                --
                             ----------         ---------
     Total assets........     1,384,613         6,173,395
                             ----------         ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            83               295
Payable for units
 withdrawn...............         1,966               110
                             ----------         ---------
     Total liabilities...         2,049               405
                             ----------         ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     1,381,145         5,804,252
 Variable annuity
   contract owners in
   the annuitization
   period................         1,419           368,738
                             ----------         ---------
     Net assets..........    $1,382,564         6,172,990
                             ==========         =========
Investments in
 securities at cost......    $1,372,073         6,286,986
                             ==========         =========
Shares outstanding.......       101,586           571,611
                             ==========         =========




                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........      173,793          4,115,905         9,552,769         1,269,902          200,367
Dividend receivable......           --                 --                --                --               --
Receivable for units sold           --                 --             3,835                --               --
                               -------          ---------        ----------         ---------          -------
     Total assets........      173,793          4,115,905         9,556,604         1,269,902          200,367
                               -------          ---------        ----------         ---------          -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            7                179               444                55                9
Payable for units
 withdrawn...............            1                340                --                 1                2
                               -------          ---------        ----------         ---------          -------
     Total liabilities...            8                519               444                56               11
                               -------          ---------        ----------         ---------          -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      173,785          4,115,386         9,394,931         1,269,846          200,356
 Variable annuity
   contract owners in
   the annuitization
   period................           --                 --           161,229                --               --
                               -------          ---------        ----------         ---------          -------
     Net assets..........      173,785          4,115,386         9,556,160         1,269,846          200,356
                               =======          =========        ==========         =========          =======
Investments in
 securities at cost......      191,092          4,427,666        11,393,524         1,151,446          161,638
                               =======          =========        ==========         =========          =======
Shares outstanding.......       11,986            230,454           837,962            48,767           12,063
                               =======          =========        ==========         =========          =======

                             AMERICAN
                             CENTURY
                             VARIABLE       AMERICAN CENTURY
                          PORTFOLIOS II,        VARIABLE
                               INC.         PORTFOLIOS, INC.
                          -------------- ----------------------


                                VP          VP
                            INFLATION    INCOME &      VP
                            PROTECTION    GROWTH  INTERNATIONAL
                             FUND --     FUND --     FUND --
                             CLASS II    CLASS I     CLASS I
                          -------------- -------- -------------
ASSETS:
Investments at fair
 value (note 2b).........   13,556,754   611,126     853,741
Dividend receivable......           --        --          --
Receivable for units sold          627        --          --
                            ----------   -------     -------
     Total assets........   13,557,381   611,126     853,741
                            ----------   -------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          632        27          42
Payable for units
 withdrawn...............           --         6         455
                            ----------   -------     -------
     Total liabilities...          632        33         497
                            ----------   -------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   13,206,907   611,093     733,746
 Variable annuity
   contract owners in
   the annuitization
   period................      349,842        --     119,498
                            ----------   -------     -------
     Net assets..........   13,556,749   611,093     853,244
                            ==========   =======     =======
Investments in
 securities at cost......   12,407,844   665,626     930,227
                            ==========   =======     =======
Shares outstanding.......    1,153,766    99,532     114,905
                            ==========   =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.
                                 (CONTINUED)               BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------ ----------------------------------------------------------


                                                                     BLACKROCK     BLACKROCK    BLACKROCK
                                                    BLACKROCK         GLOBAL       LARGE CAP      VALUE
                                 VP       VP     BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              ULTRA(R)   VALUE       FUND --          FUND --       FUND --   V.I. FUND --
                              FUND --   FUND --     CLASS III        CLASS III     CLASS III    CLASS III
                              CLASS I   CLASS I       SHARES          SHARES        SHARES       SHARES
                              -------- --------- ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ $378,843   996,449     680,463        79,941,492      271,868      490,763
Dividend receivable..........       --        --          --                --           --           --
Receivable for units sold....       --        --          --            27,108           --           --
                              -------- ---------     -------        ----------      -------      -------
       Total assets..........  378,843   996,449     680,463        79,968,600      271,868      490,763
                              -------- ---------     -------        ----------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       16        39          30             4,001           12           22
Payable for units
  withdrawn..................       --        --         729                --           --          783
                              -------- ---------     -------        ----------      -------      -------
       Total liabilities.....       16        39         759             4,001           12          805
                              -------- ---------     -------        ----------      -------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  378,827   996,410     679,704        78,995,842      271,856      489,958
  Variable annuity
   contract owners in
   the annuitization
   period....................       --        --          --           968,757           --           --
                              -------- ---------     -------        ----------      -------      -------
       Net assets............ $378,827   996,410     679,704        79,964,599      271,856      489,958
                              ======== =========     =======        ==========      =======      =======
Investments in
  securities at cost......... $355,700 1,138,194     779,700        81,829,265      226,296      574,554
                              ======== =========     =======        ==========      =======      =======
Shares outstanding...........   39,962   171,802      59,847         6,019,691       24,806       34,831
                              ======== =========     =======        ==========      =======      =======


                               COLUMBIA FUNDS VARIABLE
                                  INSURANCE TRUST I        DWS VARIABLE SERIES II
                              -------------------------- ---------------------------
                                             COLUMBIA
                                COLUMBIA     VARIABLE
                                VARIABLE   PORTFOLIO --
                              PORTFOLIO --    MARSICO                   DWS DREMAN
                                MARSICO    INTERNATIONAL  DWS CAPITAL  SMALL MID CAP
                                 GROWTH    OPPORTUNITIES GROWTH VIP -- VALUE VIP --
                                FUND --       FUND --       CLASS B       CLASS B
                                CLASS 1       CLASS 2       SHARES        SHARES
                              ------------ ------------- ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  2,894,840     6,757,972      84,049        769,246
Dividend receivable..........         --            --          --             --
Receivable for units sold....        208         1,355          --             --
                               ---------     ---------      ------        -------
       Total assets..........  2,895,048     6,759,327      84,049        769,246
                               ---------     ---------      ------        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        125           307           4             34
Payable for units
  withdrawn..................         --            --          --             --
                               ---------     ---------      ------        -------
       Total liabilities.....        125           307           4             34
                               ---------     ---------      ------        -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  2,894,923     6,678,524      84,045        769,212
  Variable annuity
   contract owners in
   the annuitization
   period....................         --        80,496          --             --
                               ---------     ---------      ------        -------
       Net assets............  2,894,923     6,759,020      84,045        769,212
                               =========     =========      ======        =======
Investments in
  securities at cost.........  2,436,106     7,666,325      93,072        965,270
                               =========     =========      ======        =======
Shares outstanding...........    145,323       508,501       4,541         67,715
                               =========     =========      ======        =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                                                             EATON
                                                                                                             VANCE
                                                                                                           VARIABLE
                                DWS VARIABLE SERIES II (CONTINUED)                  DREYFUS                  TRUST
                              --------------------------------------- ----------------------------------- -----------
                                                                        DREYFUS               THE DREYFUS
                                                                       INVESTMENT   DREYFUS    SOCIALLY
                                                                       PORTFOLIOS   VARIABLE  RESPONSIBLE
                                  DWS                         DWS        MIDCAP    INVESTMENT   GROWTH        VT
                               LARGE CAP         DWS       TECHNOLOGY    STOCK      FUND --      FUND,    FLOATING --
                              VALUE VIP -- STRATEGIC VALUE   VIP --   PORTFOLIO --   MONEY      INC. --      RATE
                                CLASS B    VIP -- CLASS B   CLASS B     INITIAL      MARKET     INITIAL     INCOME
                                 SHARES        SHARES        SHARES      SHARES    PORTFOLIO    SHARES       FUND
                              ------------ --------------- ---------- ------------ ---------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $438,521         --            --        97,895    1,372,119    281,245    5,140,052
Dividend receivable..........         --         --            --            --           --         --       18,810
Receivable for units sold....         --         --            --            --           --         --           --
                                --------         --            --       -------    ---------    -------    ---------
       Total assets..........    438,521         --            --        97,895    1,372,119    281,245    5,158,862
                                --------         --            --       -------    ---------    -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         18         --            --             4           60         12          210
Payable for units
  withdrawn..................          5         --            --             6            6         --        2,222
                                --------         --            --       -------    ---------    -------    ---------
       Total liabilities.....         23         --            --            10           66         12        2,432
                                --------         --            --       -------    ---------    -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    438,498         --            --        97,885    1,372,053    281,233    5,156,430
  Variable annuity
   contract owners in
   the annuitization
   period....................         --         --            --            --           --         --           --
                                --------         --            --       -------    ---------    -------    ---------
       Net assets............   $438,498         --            --        97,885    1,372,053    281,233    5,156,430
                                ========         ==            ==       =======    =========    =======    =========
Investments in
  securities at cost.........   $473,755         --            --       100,546    1,372,119    222,708    5,125,733
                                ========         ==            ==       =======    =========    =======    =========
Shares outstanding...........     37,902         --            --         7,439    1,372,119      9,403      552,694
                                ========         ==            ==       =======    =========    =======    =========



                                   FEDERATED INSURANCE SERIES
                              ------------------------------------


                               FEDERATED    FEDERATED   FEDERATED
                                CAPITAL    HIGH INCOME HIGH INCOME
                              APPRECIATION    BOND        BOND
                               FUND II --  FUND II --  FUND II --
                                PRIMARY      PRIMARY     SERVICE
                                 SHARES      SHARES      SHARES
                              ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    64,585       3,057     3,803,376
Dividend receivable..........        --          --            --
Receivable for units sold....        --          --            --
                                 ------       -----     ---------
       Total assets..........    64,585       3,057     3,803,376
                                 ------       -----     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2          --           158
Payable for units
  withdrawn..................        --          --           605
                                 ------       -----     ---------
       Total liabilities.....         2          --           763
                                 ------       -----     ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    64,583       3,057     3,802,613
  Variable annuity
   contract owners in
   the annuitization
   period....................        --          --            --
                                 ------       -----     ---------
       Net assets............    64,583       3,057     3,802,613
                                 ======       =====     =========
Investments in
  securities at cost.........    63,151       3,143     3,852,900
                                 ======       =====     =========
Shares outstanding...........    10,728         452       565,138
                                 ======       =====     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               FEDERATED INSURANCE
                               SERIES (CONTINUED)                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              --------------------- -----------------------------------------------------------------------------
                                                                                                                     VIP DYNAMIC
                              FEDERATED             VIP ASSET   VIP ASSET       VIP           VIP           VIP        CAPITAL
                               KAUFMANN  FEDERATED  MANAGER/SM/ MANAGER/SM/   BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                              FUND II --  MANAGED   PORTFOLIO   PORTFOLIO   PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                               SERVICE   VOLATILITY -- INITIAL  -- SERVICE    SERVICE       INITIAL       SERVICE      SERVICE
                                SHARES    FUND II     CLASS      CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                              ---------- ---------- ----------  ----------  ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,805,876   92,562    166,071     586,805     11,293,142     893,586     17,707,825     295,541
Dividend receivable..........         --       --         --          --             --          --             --          --
Receivable for units sold....        595       --         --         162             --          --             --           7
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Total assets..........  7,806,471   92,562    166,071     586,967     11,293,142     893,586     17,707,825     295,548
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        359        4          6          29            590          35            755          13
Payable for units
  withdrawn..................         --       --         --          --          3,391          --          5,158          --
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Total liabilities.....        359        4          6          29          3,981          35          5,913          13
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  7,684,575   92,558    166,065     566,075     11,167,140     893,551     17,612,043     295,535
  Variable annuity
   contract owners in
   the annuitization
   period....................    121,537       --         --      20,863        122,021          --         89,869          --
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Net assets............ $7,806,112   92,558    166,065     586,938     11,289,161     893,551     17,701,912     295,535
                              ==========  =======    =======     =======     ==========     =======     ==========     =======
Investments in
  securities at cost......... $7,568,650  104,360    178,856     577,318     10,973,509     993,597     18,794,028     328,543
                              ==========  =======    =======     =======     ==========     =======     ==========     =======
Shares outstanding...........    617,553   10,039     12,034      43,243        782,616      38,818        782,148      36,577
                              ==========  =======    =======     =======     ==========     =======     ==========     =======


                              ----------------------
                                  VIP         VIP
                                EQUITY-     EQUITY-
                                 INCOME      INCOME
                              PORTFOLIO -- PORTFOLIO
                                INITIAL    -- SERVICE
                                 CLASS      CLASS 2
                              ------------ ----------
ASSETS:
Investments at fair
  value (note 2b)............   389,207    4,394,832
Dividend receivable..........        --           --
Receivable for units sold....        --           --
                                -------    ---------
       Total assets..........   389,207    4,394,832
                                -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        15          193
Payable for units
  withdrawn..................        --        1,303
                                -------    ---------
       Total liabilities.....        15        1,496
                                -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   389,192    4,303,051
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       90,285
                                -------    ---------
       Net assets............   389,192    4,393,336
                                =======    =========
Investments in
  securities at cost.........   459,821    4,804,966
                                =======    =========
Shares outstanding...........    20,824      238,720
                                =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011






                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                  VIP          VIP           VIP                                    VIP
                                GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                                 INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                                 CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $208,492    1,273,052      121,971      372,797     1,000,886    1,845,261    6,906,183
Dividend receivable..........         --           --           --           --            --           --           --
Receivable for units sold....         --           --           --           --            --           --        1,437
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Total assets..........    208,492    1,273,052      121,971      372,797     1,000,886    1,845,261    6,907,620
                                --------    ---------      -------      -------     ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          8           54            5           15            44           82          295
Payable for units
  withdrawn..................         --           88           --           --             2        1,111           --
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Total liabilities.....          8          142            5           15            46        1,193          295
                                --------    ---------      -------      -------     ---------    ---------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    208,484    1,272,910      121,966      372,782     1,000,840    1,844,068    6,907,325
  Variable annuity
   contract owners in
   the annuitization
   period....................         --           --           --           --            --           --           --
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Net assets............   $208,484    1,272,910      121,966      372,782     1,000,840    1,844,068    6,907,325
                                ========    =========      =======      =======     =========    =========    =========
Investments in
  securities at cost.........   $223,960    1,306,989      120,856      404,555       877,239    1,835,717    6,863,917
                                ========    =========      =======      =======     =========    =========    =========
Shares outstanding...........     16,560      102,748        6,665       10,106        27,399      145,068      241,644
                                ========    =========      =======      =======     =========    =========    =========

                                                         FRANKLIN
                                                        TEMPLETON
                                                         VARIABLE
                                                        INSURANCE
                                                         PRODUCTS
                                                          TRUST
                              -------------------------------------
                                               VIP       FRANKLIN
                                  VIP         VALUE       INCOME
                                OVERSEAS    STRATEGIES  SECURITIES
                              PORTFOLIO -- PORTFOLIO --  FUND --
                                INITIAL      SERVICE     CLASS 2
                                 CLASS       CLASS 2      SHARES
                              ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............   163,202      293,863     93,725,025
Dividend receivable..........        --           --             --
Receivable for units sold....        --           --             --
                                -------      -------    -----------
       Total assets..........   163,202      293,863     93,725,025
                                -------      -------    -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         6           12          4,966
Payable for units
  withdrawn..................       549           18         56,092
                                -------      -------    -----------
       Total liabilities.....       555           30         61,058
                                -------      -------    -----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   162,647      293,833     91,227,670
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --      2,436,297
                                -------      -------    -----------
       Net assets............   162,647      293,833     93,663,967
                                =======      =======    ===========
Investments in
  securities at cost.........   215,277      354,231    100,492,859
                                =======      =======    ===========
Shares outstanding...........    11,974       33,280      6,545,044
                                =======      =======    ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              ------------------------------------------------------------------------------
                                           FRANKLIN
                               FRANKLIN   TEMPLETON                                    TEMPLETON
                              LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                                GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                              SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                               FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                               CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                                SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                              ---------- ------------ ---------- ---------- ---------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  $440,470   17,205,998  10,534,199   36,826   2,513,308    63,323   2,243,123
Dividend receivable..........        --           --          --       --          --        --          --
Receivable for units sold....        --           --          --       --          --        --          --
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Total assets..........   440,470   17,205,998  10,534,199   36,826   2,513,308    63,323   2,243,123
                               --------   ----------  ----------   ------   ---------    ------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        20          829         481        1         114         3         101
Payable for units
  withdrawn..................        --       11,885       3,864       --         482        --         378
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Total liabilities.....        20       12,714       4,345        1         596         3         479
                               --------   ----------  ----------   ------   ---------    ------   ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   440,450   16,764,657  10,316,901   36,825   2,393,306    63,320   2,152,879
  Variable annuity
   contract owners in
   the annuitization
   period....................        --      428,627     212,953       --     119,406        --      89,765
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Net assets............  $440,450   17,193,284  10,529,854   36,825   2,512,712    63,320   2,242,644
                               ========   ==========  ==========   ======   =========    ======   =========
Investments in
  securities at cost.........  $446,758   17,525,920  10,028,283   43,809   2,855,771    58,720   2,546,733
                               ========   ==========  ==========   ======   =========    ======   =========
Shares outstanding...........    30,294    2,266,930     684,928    2,882     200,104     3,403     221,872
                               ========   ==========  ==========   ======   =========    ======   =========

                                     GE INVESTMENTS FUNDS, INC.
                              ----------------------------------------



                              CORE VALUE
                                EQUITY                  INTERNATIONAL
                               FUND --   INCOME FUND -- EQUITY FUND --
                               CLASS 1      CLASS 1        CLASS 1
                                SHARES       SHARES         SHARES
                              ---------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............ 1,073,605    1,807,598        55,445
Dividend receivable..........        --           --            --
Receivable for units sold....        --           --            --
                              ---------    ---------       -------
       Total assets.......... 1,073,605    1,807,598        55,445
                              ---------    ---------       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        46           65             2
Payable for units
  withdrawn..................       105          333            --
                              ---------    ---------       -------
       Total liabilities.....       151          398             2
                              ---------    ---------       -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period.................... 1,073,454    1,807,200        55,443
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --            --
                              ---------    ---------       -------
       Net assets............ 1,073,454    1,807,200        55,443
                              =========    =========       =======
Investments in
  securities at cost......... 1,062,654    1,863,958       107,477
                              =========    =========       =======
Shares outstanding...........   124,404      159,260       132,012
                              =========    =========       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011




                                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              --------------------------------------------------------------------------------------------
                                                        PREMIER
                                                        GROWTH  REAL ESTATE            SMALL-CAP
                                 MID-CAP                EQUITY  SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN
                              EQUITY FUND --   MONEY    FUND --   FUND --   S&P 500(R)  FUND --    FUND --      FUND --
                                 CLASS 1       MARKET   CLASS 1   CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3
                                  SHARES        FUND    SHARES    SHARES       FUND     SHARES      SHARES       SHARES
                              -------------- ---------- ------- ----------- ---------- --------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $2,079,367   12,936,956 827,165  4,476,974  11,922,772 2,412,818  14,651,144  109,319,698
Dividend receivable..........           --           --      --         --          --        --          --           --
Receivable for units sold....          610           --      --         --          --       133       4,061        9,744
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Total assets..........    2,079,977   12,936,956 827,165  4,476,974  11,922,772 2,412,951  14,655,205  109,329,442
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           88          517      41        202         496       103         653        5,865
Payable for units
  withdrawn..................           --      368,576      --      1,954       1,445        --          --           --
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Total liabilities.....           88      369,093      41      2,156       1,941       103         653        5,865
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    2,079,889   12,567,863 827,124  4,433,238  11,920,831 2,412,848  14,506,957  106,181,629
   Variable annuity
     contract owners in
     the annuitization
     period..................           --           --      --     41,580          --        --     147,595    3,141,948
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Net assets............   $2,079,889   12,567,863 827,124  4,474,818  11,920,831 2,412,848  14,654,552  109,323,577
                                ==========   ========== =======  =========  ========== =========  ==========  ===========
Investments in
  securities at cost.........   $2,170,115   12,936,956 800,406  3,959,384  11,524,311 2,213,065  14,997,776  117,483,158
                                ==========   ========== =======  =========  ========== =========  ==========  ===========
Shares outstanding...........      132,023   12,936,956  11,524    386,613     534,414   187,768     935,578    6,998,700
                                ==========   ========== =======  =========  ========== =========  ==========  ===========

                                      GENWORTH
                                      VARIABLE
                                      INSURANCE
                                        TRUST
                              -----------------
                                      GENWORTH
                               U.S.    CALAMOS
                              EQUITY   GROWTH
                              FUND --  FUND --
                              CLASS 1  SERVICE
                              SHARES   SHARES
                              ------- ---------
ASSETS:
Investments at fair
  value (note 2b)............ 829,234 2,367,993
Dividend receivable..........      --        --
Receivable for units sold....       1     4,209
                              ------- ---------
       Total assets.......... 829,235 2,372,202
                              ------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      36       112
Payable for units
  withdrawn..................      --        --
                              ------- ---------
       Total liabilities.....      36       112
                              ------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 829,199 2,332,368
   Variable annuity
     contract owners in
     the annuitization
     period..................      --    39,722
                              ------- ---------
       Net assets............ 829,199 2,372,090
                              ======= =========
Investments in
  securities at cost......... 831,955 2,364,051
                              ======= =========
Shares outstanding...........  26,976   239,133
                              ======= =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                               GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------
                                                                  GENWORTH   GENWORTH
                                                                  GOLDMAN   LEGG MASON              GENWORTH
                              GENWORTH  GENWORTH     GENWORTH      SACHS    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                              DAVIS NY EATON VANCE   ENHANCED     ENHANCED  AGGRESSIVE    PIMCO    SMALL/MID
                              VENTURE   LARGE CAP  INTERNATIONAL CORE BOND    GROWTH    STOCKSPLUS  CAP CORE
                              FUND --  VALUE FUND   INDEX FUND   INDEX FUND   FUND --    FUND --    FUND --
                              SERVICE  -- SERVICE   -- SERVICE   -- SERVICE   SERVICE    SERVICE    SERVICE
                               SHARES    SHARES       SHARES       SHARES     SHARES      SHARES     SHARES
                              -------- ----------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $588,036  6,851,660     452,775    21,596,812  6,209,700  24,466,306 6,135,495
Dividend receivable..........       --         --          --            --         --          --        --
Receivable for units sold....       --         --       1,611         8,838         65          --        --
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Total assets..........  588,036  6,851,660     454,386    21,605,650  6,209,765  24,466,306 6,135,495
                              --------  ---------     -------    ----------  ---------  ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       26        320          19         1,009        292       1,161       291
Payable for units
  withdrawn..................        1      5,234          --            --         --      11,361       941
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Total liabilities.....       27      5,554          19         1,009        292      12,522     1,232
                              --------  ---------     -------    ----------  ---------  ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  588,009  6,723,435     454,367    21,198,695  6,087,650  23,964,285 6,012,087
   Variable annuity
     contract owners in
     the annuitization
     period..................       --    122,671          --       405,946    121,823     489,499   122,176
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Net assets............ $588,009  6,846,106     454,367    21,604,641  6,209,473  24,453,784 6,134,263
                              ========  =========     =======    ==========  =========  ========== =========
Investments in
  securities at cost......... $536,054  6,617,858     492,542    21,403,681  6,200,722  25,498,018 6,819,502
                              ========  =========     =======    ==========  =========  ========== =========
Shares outstanding...........   59,640    810,100      50,789     1,926,532    674,630   3,100,219   816,097
                              ========  =========     =======    ==========  =========  ========== =========

                                  GOLDMAN SACHS       JPMORGAN
                               VARIABLE INSURANCE    INSURANCE
                                      TRUST            TRUST
                              --------------------- ------------


                                 GOLDMAN              JPMORGAN
                               SACHS LARGE  GOLDMAN  INSURANCE
                                CAP VALUE    SACHS   TRUST CORE
                                 FUND --    MID CAP     BOND
                              INSTITUTIONAL  VALUE  PORTFOLIO --
                                 SHARES      FUND     CLASS 1
                              ------------- ------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    81,146     667,450  5,294,865
Dividend receivable..........        --          --         --
Receivable for units sold....        --          --         --
                                 ------     -------  ---------
       Total assets..........    81,146     667,450  5,294,865
                                 ------     -------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         3          28        253
Payable for units
  withdrawn..................        --          10      2,737
                                 ------     -------  ---------
       Total liabilities.....         3          38      2,990
                                 ------     -------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    81,143     667,412  4,699,758
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --    592,117
                                 ------     -------  ---------
       Net assets............    81,143     667,412  5,291,875
                                 ======     =======  =========
Investments in
  securities at cost.........    94,532     682,233  4,999,394
                                 ======     =======  =========
Shares outstanding...........     8,642      50,989    452,166
                                 ======     =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                JPMORGAN INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST        TRUST      INSURANCE      TRUST
                              TRUST EQUITY INTERNATIONAL   INTREPID     INTREPID     MID CAP     TRUST MID    SMALL CAP
                                 INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $1,777,706     96,255       437,220      493,566      472,452     1,350,957     266,644
Dividend receivable..........          --         --            --           --           --            --          --
Receivable for units sold....          --         --            --           --           --            93          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total assets..........   1,777,706     96,255       437,220      493,566      472,452     1,351,050     266,644
                               ----------     ------       -------      -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          93          4            23           25           25            58          12
Payable for units
  withdrawn..................       2,377         --           497          589          338            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total liabilities.....       2,470          4           520          614          363            58          12
                               ----------     ------       -------      -------      -------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,415,371     96,251       347,119      402,841      382,946     1,350,992     266,632
   Variable annuity
     contract owners in
     the annuitization
     period..................     359,865         --        89,581       90,111       89,143            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Net assets............  $1,775,236     96,251       436,700      492,952      472,089     1,350,992     266,632
                               ==========     ======       =======      =======      =======     =========     =======
Investments in
  securities at cost.........  $1,629,667     90,267       402,733      464,335      407,853       933,603     190,566
                               ==========     ======       =======      =======      =======     =========     =======
Shares outstanding...........     162,645     10,840        28,689       32,344       29,770       196,933      18,751
                               ==========     ======       =======      =======      =======     =========     =======

                                               JANUS ASPEN SERIES
                              ---------------------------------------

                                JPMORGAN
                               INSURANCE
                               TRUST U.S.    BALANCED      BALANCED
                                 EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,954,112     1,235,904    14,114,453
Dividend receivable..........         --            --            --
Receivable for units sold....         --            --         4,642
                               ---------     ---------    ----------
       Total assets..........  1,954,112     1,235,904    14,119,095
                               ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        100            47           698
Payable for units
  withdrawn..................      2,043            --            --
                               ---------     ---------    ----------
       Total liabilities.....      2,143            47           698
                               ---------     ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,593,181     1,235,857    13,700,151
   Variable annuity
     contract owners in
     the annuitization
     period..................    358,788            --       418,246
                               ---------     ---------    ----------
       Net assets............  1,951,969     1,235,857    14,118,397
                               =========     =========    ==========
Investments in
  securities at cost.........  1,798,624     1,173,633    13,901,205
                               =========     =========    ==========
Shares outstanding...........    128,391        46,410       508,812
                               =========     =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                                  JANUS ASPEN SERIES (CONTINUED)
                              ----------------------------------------------------------------------------------------------
                                                           FLEXIBLE                                  GLOBAL
                               ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                              ------------- ------------ ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   $717,349       92,858       63,623        842,448     7,459,849      10,037       390,666
Dividend receivable..........         --           --           --             --            --          --            --
Receivable for units sold....         --           --           --             --         3,118          --            --
                                --------       ------       ------        -------     ---------      ------       -------
       Total assets..........    717,349       92,858       63,623        842,448     7,462,967      10,037       390,666
                                --------       ------       ------        -------     ---------      ------       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         28            3            2             32           335           1            15
Payable for units
  withdrawn..................        474           --           --              8            --           1            --
                                --------       ------       ------        -------     ---------      ------       -------
       Total liabilities.....        502            3            2             40           335           2            15
                                --------       ------       ------        -------     ---------      ------       -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    716,847       92,855       63,621        842,408     7,381,752      10,035       390,651
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --             --        80,880          --            --
                                --------       ------       ------        -------     ---------      ------       -------
       Net assets............   $716,847       92,855       63,621        842,408     7,462,632      10,035       390,651
                                ========       ======       ======        =======     =========      ======       =======
Investments in
  securities at cost.........   $782,638       53,908       61,967        723,322     7,287,197       7,293       464,769
                                ========       ======       ======        =======     =========      ======       =======
Shares outstanding...........     18,794        2,516        5,181         25,360       228,060       1,941        17,104
                                ========       ======       ======        =======     =========      ======       =======

                              ----------------------------------------

                                 JANUS       OVERSEAS      OVERSEAS
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    83,737       355,325      529,320
Dividend receivable..........        --            --           --
Receivable for units sold....        --            --           --
                                 ------       -------      -------
       Total assets..........    83,737       355,325      529,320
                                 ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4            14           25
Payable for units
  withdrawn..................         1            --           --
                                 ------       -------      -------
       Total liabilities.....         5            14           25
                                 ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    83,732       355,311      529,295
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
                                 ------       -------      -------
       Net assets............    83,732       355,311      529,295
                                 ======       =======      =======
Investments in
  securities at cost.........    71,651       403,258      400,107
                                 ======       =======      =======
Shares outstanding...........     3,705         9,304       14,145
                                 ======       =======      =======


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                  JANUS ASPEN SERIES
                                     (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              -------------------------- -----------------------------------------------------------------
                                                                       LEGG MASON   LEGG MASON
                                                          LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    LEGG MASON
                                                         CLEARBRIDGE    VARIABLE     VARIABLE    CLEARBRIDGE  CLEARBRIDGE
                                                           VARIABLE      EQUITY       EQUITY      VARIABLE      VARIABLE
                                WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME     FUNDAMENTAL   LARGE CAP
                              PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER    ALL CAP VALUE    VALUE
                              INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 SHARES        SHARES      CLASS II     CLASS I      CLASS II      CLASS I      CLASS I
                              ------------- ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $429,235      169,027      621,887       5,711       554,715       291,114       34,509
Dividend receivable..........         --           --           --          --            --            --           --
Receivable for units sold....         --           --           --          --            --            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Total assets..........    429,235      169,027      621,887       5,711       554,715       291,114       34,509
                                --------      -------      -------       -----       -------       -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         17            6           26          --            30            12            1
Payable for units
  withdrawn..................         --            2            2          --           368             1           --
                                --------      -------      -------       -----       -------       -------       ------
       Total liabilities.....         17            8           28          --           398            13            1
                                --------      -------      -------       -----       -------       -------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    429,218      169,019      621,859       5,711       414,447       291,101       34,508
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --          --       139,870            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Net assets............   $429,218      169,019      621,859       5,711       554,317       291,101       34,508
                                ========      =======      =======       =====       =======       =======       ======
Investments in
  securities at cost.........   $613,378      165,935      531,673       7,458       627,195       338,551       33,367
                                ========      =======      =======       =====       =======       =======       ======
Shares outstanding...........     16,618        6,629       37,576         546        52,931        16,004        2,549
                                ========      =======      =======       =====       =======       =======       ======

                               LEGG MASON
                                PARTNERS
                                VARIABLE        MFS(R) VARIABLE
                              INCOME TRUST      INSURANCE TRUST
                              ------------- -----------------------

                               LEGG MASON                  MFS(R)
                              WESTERN ASSET    MFS(R)     INVESTORS
                                VARIABLE      INVESTORS     TRUST
                                STRATEGIC   GROWTH STOCK  SERIES --
                                  BOND        SERIES --    SERVICE
                              PORTFOLIO --  SERVICE CLASS   CLASS
                                 CLASS I       SHARES      SHARES
                              ------------- ------------- ---------
ASSETS:
Investments at fair
  value (note 2b)............    45,750       1,065,455    885,158
Dividend receivable..........        --              --         --
Receivable for units sold....        --           1,724         --
                                 ------       ---------    -------
       Total assets..........    45,750       1,067,179    885,158
                                 ------       ---------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2              47         38
Payable for units
  withdrawn..................        --              --         51
                                 ------       ---------    -------
       Total liabilities.....         2              47         89
                                 ------       ---------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    45,748       1,067,132    885,069
   Variable annuity
     contract owners in
     the annuitization
     period..................        --              --         --
                                 ------       ---------    -------
       Net assets............    45,748       1,067,132    885,069
                                 ======       =========    =======
Investments in
  securities at cost.........    46,132         880,417    814,224
                                 ======       =========    =======
Shares outstanding...........     4,635          98,928     45,839
                                 ======       =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                              ---------------------------------------------- -----------
                                             MFS(R)
                                            STRATEGIC               MFS(R)
                                 MFS(R)      INCOME      MFS(R)    UTILITIES OPPENHEIMER
                              NEW DISCOVERY SERIES -- TOTAL RETURN SERIES --  BALANCED
                                SERIES --    SERVICE   SERIES --    SERVICE  FUND/VA --
                              SERVICE CLASS   CLASS     SERVICE      CLASS   NON-SERVICE
                                 SHARES      SHARES   CLASS SHARES  SHARES     SHARES
                              ------------- --------- ------------ --------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $476,075     372,453   12,676,539  3,525,087   247,011
Dividend receivable..........         --          --           --         --        --
Receivable for units sold....      1,393          49           --         --        --
                                --------     -------   ----------  ---------   -------
       Total assets..........    477,468     372,502   12,676,539  3,525,087   247,011
                                --------     -------   ----------  ---------   -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         19          16          663        153        10
Payable for units
  withdrawn..................         --          --          488      1,169        --
                                --------     -------   ----------  ---------   -------
       Total liabilities.....         19          16        1,151      1,322        10
                                --------     -------   ----------  ---------   -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    477,449     372,486   12,299,602  3,523,765   247,001
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          --      375,786         --        --
                                --------     -------   ----------  ---------   -------
       Net assets............   $477,449     372,486   12,675,388  3,523,765   247,001
                                ========     =======   ==========  =========   =======
Investments in
  securities at cost.........   $472,798     372,139   12,767,515  3,160,852   328,317
                                ========     =======   ==========  =========   =======
Shares outstanding...........     34,649      37,736      692,329    137,003    21,859
                                ========     =======   ==========  =========   =======

                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              --------------------------------------------------------------

                                          OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                              OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                               BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                              FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                                SHARES       SHARES       SHARES      SHARES      SHARES
                              ----------- ------------ ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  6,168,125    218,599     2,484,333     324,629   12,114,395
Dividend receivable..........         --         --            --          --           --
Receivable for units sold....         --         --            --          --        6,901
                               ---------    -------     ---------     -------   ----------
       Total assets..........  6,168,125    218,599     2,484,333     324,629   12,121,296
                               ---------    -------     ---------     -------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        329          8           105          12          545
Payable for units
  withdrawn..................      2,424        495            31          --           --
                               ---------    -------     ---------     -------   ----------
       Total liabilities.....      2,753        503           136          12          545
                               ---------    -------     ---------     -------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,084,542    218,096     2,484,197     324,617   11,999,274
   Variable annuity
     contract owners in
     the annuitization
     period..................     80,830         --            --          --      121,477
                               ---------    -------     ---------     -------   ----------
       Net assets............  6,165,372    218,096     2,484,197     324,617   12,120,751
                               =========    =======     =========     =======   ==========
Investments in
  securities at cost.........  7,135,128    210,611     2,294,690     414,053   11,331,960
                               =========    =======     =========     =======   ==========
Shares outstanding...........    552,205      5,499        63,054      41,197      445,218
                               =========    =======     =========     =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------- ------------
                                                       OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                       MAIN STREET   SMALL- &    SMALL- &
                              OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                              HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                              FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                              NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                                SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                              ----------- ----------- ------------- ----------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $ 43,963   27,640,987   15,757,890     197,894     195,930    1,704,229
Dividend receivable..........        --           --           --          --          --           --
Receivable for units sold....        --           --           --          --          --           --
                               --------   ----------   ----------     -------     -------    ---------
       Total assets..........    43,963   27,640,987   15,757,890     197,894     195,930    1,704,229
                               --------   ----------   ----------     -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2        1,287          740           8           2           69
Payable for units
  withdrawn..................        --       15,780        2,841          --           1           63
                               --------   ----------   ----------     -------     -------    ---------
       Total liabilities.....         2       17,067        3,581           8           3          132
                               --------   ----------   ----------     -------     -------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    43,961   27,134,264   15,331,053     197,886     195,927    1,704,097
   Variable annuity
     contract owners in
     the annuitization
     period..................        --      489,656      423,256          --          --           --
                               --------   ----------   ----------     -------     -------    ---------
       Net assets............  $ 43,961   27,623,920   15,754,309     197,886     195,927    1,704,097
                               ========   ==========   ==========     =======     =======    =========
Investments in
  securities at cost.........  $126,043   23,106,606   13,614,382     260,255     179,037    1,807,304
                               ========   ==========   ==========     =======     =======    =========
Shares outstanding...........    23,139    1,346,371      925,845       4,205       4,274      162,462
                               ========   ==========   ==========     =======     =======    =========

                                       PIMCO VARIABLE INSURANCE TRUST
                              ------------------------------------------------------------
                               FOREIGN BOND                   LONG-TERM
                                PORTFOLIO                        U.S.
                               (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION
                                HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                                  CLASS          CLASS          CLASS          CLASS
                                  SHARES         SHARES         SHARES         SHARES
                              -------------- -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............     98,687       10,571,883     6,710,852      35,030,970
Dividend receivable..........        144           62,916        11,117          54,845
Receivable for units sold....         --               --            --          19,798
                                  ------       ----------     ---------      ----------
       Total assets..........     98,831       10,634,799     6,721,969      35,105,613
                                  ------       ----------     ---------      ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          5              483           249           1,623
Payable for units
  withdrawn..................          1            4,406           183              --
                                  ------       ----------     ---------      ----------
       Total liabilities.....          6            4,889           432           1,623
                                  ------       ----------     ---------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     98,825       10,418,033     6,721,537      34,262,591
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          211,877            --         841,399
                                  ------       ----------     ---------      ----------
       Net assets............     98,825       10,629,910     6,721,537      35,103,990
                                  ======       ==========     =========      ==========
Investments in
  securities at cost.........     96,444       10,281,093     5,676,269      34,714,188
                                  ======       ==========     =========      ==========
Shares outstanding...........      9,553        1,415,245       501,558       3,374,853
                                  ======       ==========     =========      ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  PIMCO
                                 VARIABLE
                                INSURANCE       RYDEX
                                  TRUST       VARIABLE
                               (CONTINUED)      TRUST      THE ALGER PORTFOLIOS          THE PRUDENTIAL SERIES FUND
                              -------------- ----------- ------------------------- --------------------------------------
                                                                                     JENNISON
                               TOTAL RETURN              ALGER LARGE  ALGER SMALL     20/20                    NATURAL
                               PORTFOLIO --               CAP GROWTH   CAP GROWTH     FOCUS       JENNISON    RESOURCES
                              ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                  CLASS       NASDAQ --   CLASS I-2    CLASS I-2     CLASS II     CLASS II     CLASS II
                                  SHARES     100(R) FUND    SHARES       SHARES       SHARES       SHARES       SHARES
                              -------------- ----------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $48,864,215     500,871     191,686      160,158     1,021,095     103,406     3,316,528
Dividend receivable..........      121,416          --          --           --            --          --            --
Receivable for units sold....           --          --          --           --            36          --         1,115
                               -----------     -------     -------      -------     ---------     -------     ---------
       Total assets..........   48,985,631     500,871     191,686      160,158     1,021,131     103,406     3,317,643
                               -----------     -------     -------      -------     ---------     -------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,160          21           7            6            41           5           145
Payable for units
  withdrawn..................        1,662           1          --           --            --           1            --
                               -----------     -------     -------      -------     ---------     -------     ---------
       Total liabilities.....        3,822          22           7            6            41           6           145
                               -----------     -------     -------      -------     ---------     -------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   48,574,898     500,849     191,679      160,152     1,021,090     103,400     3,317,498
   Variable annuity
     contract owners in
     the annuitization
     period..................      406,911          --          --           --            --          --            --
                               -----------     -------     -------      -------     ---------     -------     ---------
       Net assets............  $48,981,809     500,849     191,679      160,152     1,021,090     103,400     3,317,498
                               ===========     =======     =======      =======     =========     =======     =========
Investments in
  securities at cost.........  $48,134,291     348,351     210,120      123,793       929,126      89,078     3,393,824
                               ===========     =======     =======      =======     =========     =======     =========
Shares outstanding...........    4,434,139      25,925       4,445        5,161        69,842       4,518        87,530
                               ===========     =======     =======      =======     =========     =======     =========



                               WELLS FARGO
                              VARIABLE TRUST
                              --------------
                               WELLS FARGO
                               ADVANTAGE VT
                                  OMEGA
                                  GROWTH
                                 FUND --
                                 CLASS 2
                              --------------
ASSETS:
Investments at fair
  value (note 2b)............    138,588
Dividend receivable..........         --
Receivable for units sold....         55
                                 -------
       Total assets..........    138,643
                                 -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          6
Payable for units
  withdrawn..................         --
                                 -------
       Total liabilities.....          6
                                 -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    138,637
   Variable annuity
     contract owners in
     the annuitization
     period..................         --
                                 -------
       Net assets............    138,637
                                 =======
Investments in
  securities at cost.........    125,543
                                 =======
Shares outstanding...........      6,165
                                 =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations








                          CONSOLIDATED
                             TOTAL
                          ------------




                          -------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 20,932,047
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   15,272,710
                          ------------
Net investment income
  (expense)..............    5,659,337
                          ------------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    7,234,897
  Change in unrealized
   appreciation
   (depreciation)........  (40,926,899)
  Capital gain
   distributions.........    6,832,707
                          ------------
Net realized and
  unrealized gain (loss)
  on investments.........  (26,859,295)
                          ------------
Increase (decrease) in
  net assets from
  operations............. $(21,199,958)
                          ============

                                                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                                       INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I.
                          INVESCO V.I.   CAPITAL        CORE     GLOBAL REAL  INTERNATIONAL  LARGE CAP     CAPITAL
                          BASIC VALUE  APPRECIATION    EQUITY       ESTATE       GROWTH        GROWTH       GROWTH
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                           SERIES II     SERIES I     SERIES I    SERIES II     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                                            PERIOD FROM  PERIOD FROM
                                                                                             JANUARY 1   APRIL 29 TO
                                                                                            TO APRIL 29, DECEMBER 31,
                                      YEAR ENDED DECEMBER 31, 2011                              2011         2011
                          ----------------------------------------------------------------- ------------ ------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      6,844         492        6,811       14,483        89,532          257           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     18,593       5,554       10,828        6,497       121,350          688        1,326
                            --------     -------      -------      -------      --------      -------      -------
Net investment income
  (expense)..............    (11,749)     (5,062)      (4,017)       7,986       (31,818)        (431)      (1,326)
                            --------     -------      -------      -------      --------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (106,105)     (4,391)       7,108       (2,433)      151,731       25,139         (502)
  Change in unrealized
   appreciation
   (depreciation)........     51,943     (19,225)     (14,025)     (35,596)     (693,974)     (13,940)     (18,335)
  Capital gain
   distributions.........         --          --           --           --            --           --           --
                            --------     -------      -------      -------      --------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (54,162)    (23,616)      (6,917)     (38,029)     (542,243)      11,199      (18,837)
                            --------     -------      -------      -------      --------      -------      -------
Increase (decrease) in
  net assets from
  operations.............    (65,911)    (28,678)     (10,934)     (30,043)     (574,061)      10,768      (20,163)
                            ========     =======      =======      =======      ========      =======      =======

                          -----------------------
                          INVESCO VAN
                          KAMPEN V.I. INVESCO VAN
                            CAPITAL   KAMPEN V.I.
                            GROWTH     COMSTOCK
                            FUND --     FUND --
                           SERIES II   SERIES II
                            SHARES      SHARES
                          ----------- -----------


                                YEAR ENDED
                             DECEMBER 31, 2011
                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        --      40,628
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     3,947      45,049
                            -------     -------
Net investment income
  (expense)..............    (3,947)     (4,421)
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    38,529       2,498
  Change in unrealized
   appreciation
   (depreciation)........   (47,071)    (88,481)
  Capital gain
   distributions.........        --          --
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    (8,542)    (85,983)
                            -------     -------
Increase (decrease) in
  net assets from
  operations.............   (12,489)    (90,404)
                            =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AIM
                           VARIABLE
                           INSURANCE
                             FUNDS
                           (INVESCO
                           VARIABLE
                           INSURANCE
                            FUNDS)
                          (CONTINUED)                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------- -----------------------------------------------------------------------------------------
                          INVESCO VAN
                          KAMPEN V.I.
                          EQUITY AND  ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INCOME     BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                            FUND --       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                           SERIES II    PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                            SHARES         CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                          YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $ 29,670        147,822             1,413            49,034            427,622            1,226
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    35,751        115,054             5,747            71,088            181,347           21,678
                           --------       --------          --------          --------         ----------          -------
Net investment income
 (expense)...............    (6,081)        32,768            (4,334)          (22,054)           246,275          (20,452)
                           --------       --------          --------          --------         ----------          -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (11,034)        13,290            21,749          (154,507)            (4,813)          17,683
 Change in unrealized
   appreciation
   (depreciation)........   (49,374)      (357,860)         (105,893)          371,265         (2,518,176)         (68,309)
 Capital gain
   distributions.........        --             --                --                --                 --               --
                           --------       --------          --------          --------         ----------          -------
Net realized and
 unrealized gain (loss)
 on investments..........   (60,408)      (344,570)          (84,144)          216,758         (2,522,989)         (50,626)
                           --------       --------          --------          --------         ----------          -------
Increase (decrease) in
 net assets from
 operations..............  $(66,489)      (311,802)          (88,478)          194,704         (2,276,714)         (71,078)
                           ========       ========          ========          ========         ==========          =======




                                               AMERICAN
                                               CENTURY
                                               VARIABLE       AMERICAN CENTURY
                                            PORTFOLIOS II,        VARIABLE
                                                 INC.         PORTFOLIOS, INC.
                          ----------------- -------------- ---------------------


                          ALLIANCEBERNSTEIN                   VP
                              SMALL CAP      VP INFLATION  INCOME &      VP
                               GROWTH         PROTECTION    GROWTH  INTERNATIONAL
                            PORTFOLIO --       FUND --     FUND --     FUND --
                               CLASS B         CLASS II    CLASS I     CLASS I
                          ----------------- -------------- -------- -------------

                          -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --          576,992     10,329      13,518
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....        3,638          243,429     10,589      17,051
                               -------        ---------     ------    --------
Net investment income
 (expense)...............       (3,638)         333,563       (260)     (3,533)
                               -------        ---------     ------    --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       25,556          347,377     (9,897)      3,518
 Change in unrealized
   appreciation
   (depreciation)........      (19,249)         523,361     22,092    (126,012)
 Capital gain
   distributions.........           --          179,410         --          --
                               -------        ---------     ------    --------
Net realized and
 unrealized gain (loss)
 on investments..........        6,307        1,050,148     12,195    (122,494)
                               -------        ---------     ------    --------
Increase (decrease) in
 net assets from
 operations..............        2,669        1,383,711     11,935    (126,027)
                               =======        =========     ======    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AMERICAN CENTURY
                              VARIABLE                                                               COLUMBIA FUNDS
                          PORTFOLIOS, INC.                                                         VARIABLE INSURANCE
                             (CONTINUED)          BLACKROCK VARIABLE SERIES FUNDS, INC.                 TRUST I
                          ----------------  -------------------------------------------------  -------------------------
                                                                                                              COLUMBIA
                                                                                                 COLUMBIA     VARIABLE
                                            BLACKROCK   BLACKROCK    BLACKROCK     BLACKROCK     VARIABLE   PORTFOLIO --
                                              BASIC       GLOBAL     LARGE CAP       VALUE     PORTFOLIO --    MARSICO
                             VP             VALUE V.I.  ALLOCATION     GROWTH    OPPORTUNITIES   MARSICO    INTERNATIONAL
                          ULTRA(R) VP VALUE  FUND --   V.I. FUND -- V.I. FUND -- V.I. FUND --     GROWTH    OPPORTUNITIES
                          FUND --  FUND --  CLASS III   CLASS III    CLASS III     CLASS III     FUND --       FUND --
                          CLASS I  CLASS I    SHARES      SHARES       SHARES       SHARES       CLASS 1       CLASS 2
                          -------- -------- ---------- ------------ ------------ ------------- ------------ -------------



                                                           YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    --   21,492    11,569     1,901,071      1,869         1,141         9,905        60,417
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   6,842   16,731    13,135     1,569,943      4,887         8,493        52,913       127,030
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net investment income
  (expense)..............  (6,842)   4,761    (1,566)      331,128     (3,018)       (7,352)      (43,008)      (66,613)
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   8,162  (19,158)  (10,955)      842,366     11,181       (54,364)      208,870       (14,396)
   Change in unrealized
     appreciation
     (depreciation)......  (2,620)   8,976   (19,115)   (7,670,919)    (5,406)       46,450      (291,470)   (1,314,619)
   Capital gain
     distributions.......      --       --        --     2,055,504        642            --            --            --
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   5,542  (10,182)  (30,070)   (4,773,049)     6,417        (7,914)      (82,600)   (1,329,015)
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Increase (decrease) in
  net assets from
  operations............. $(1,300)  (5,421)  (31,636)   (4,441,921)     3,399       (15,266)     (125,608)   (1,395,628)
                          =======  =======   =======    ==========     ======       =======      ========    ==========



                           DWS VARIABLE SERIES II
                          ------------------------

                                           DWS
                              DWS         DREMAN
                            CAPITAL     SMALL MID
                             GROWTH     CAP VALUE
                             VIP --       VIP --
                            CLASS B      CLASS B
                             SHARES       SHARES
                          ------------ ------------
                          PERIOD FROM
                          APRIL 29 TO   YEAR ENDED
                          DECEMBER 31, DECEMBER 31,
                              2011         2011
                          ------------ ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --        5,901
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       881       13,814
                            -------      -------
Net investment income
  (expense)..............      (881)      (7,913)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (559)     (26,186)
   Change in unrealized
     appreciation
     (depreciation)......    (9,023)     (39,570)
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (9,582)     (65,756)
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   (10,463)     (73,669)
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                           DWS VARIABLE SERIES II (CONTINUED)                  DREYFUS
                          -----------------------------------  -------------------------
                                                                 DREYFUS
                                                                INVESTMENT
                                                                PORTFOLIOS    DREYFUS
                              DWS          DWS         DWS        MIDCAP      VARIABLE
                           LARGE CAP    STRATEGIC   TECHNOLOGY    STOCK      INVESTMENT
                          VALUE VIP -- VALUE VIP --   VIP --   PORTFOLIO --   FUND --
                            CLASS B      CLASS B     CLASS B     INITIAL    MONEY MARKET
                             SHARES       SHARES      SHARES      SHARES     PORTFOLIO
                          ------------ ------------ ---------- ------------ ------------
                          PERIOD FROM
                          APRIL 29 TO        PERIOD FROM
                          DECEMBER 31,      JANUARY 1 TO
                              2011         APRIL 29, 2011
                          ------------ ----------------------  -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --        5,933         --         571           70
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      4,778        2,579        494       1,717       22,097
                            --------     --------    -------      ------      -------
Net investment income
  (expense)..............     (4,778)       3,354       (494)     (1,146)     (22,027)
                            --------     --------    -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (3,494)    (120,621)    28,250        (373)          --
   Change in unrealized
     appreciation
     (depreciation)......    (35,234)     154,215    (22,022)        828           --
   Capital gain
     distributions.......         --           --         --          --           --
                            --------     --------    -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (38,728)      33,594      6,228         455           --
                            --------     --------    -------      ------      -------
Increase (decrease) in
  net assets from
  operations.............   $(43,506)      36,948      5,734        (691)     (22,027)
                            ========     ========    =======      ======      =======

                                         EATON VANCE
                                        VARIABLE TRUST     FEDERATED INSURANCE SERIES
                          ------------- -------------- ---------------------------------
                               THE
                             DREYFUS                                FEDERATED  FEDERATED
                            SOCIALLY                    FEDERATED      HIGH       HIGH
                           RESPONSIBLE                   CAPITAL      INCOME     INCOME
                             GROWTH                    APPRECIATION    BOND       BOND
                          FUND, INC. --       VT        FUND II --  FUND II -- FUND II --
                             INITIAL    FLOATING-RATE    PRIMARY     PRIMARY    SERVICE
                             SHARES      INCOME FUND      SHARES      SHARES     SHARES
                          ------------- -------------- ------------ ---------- ----------



                               YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,706         260,208          559       2,257     402,897
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,681          97,031        1,117         269      69,101
                             ------        --------       ------      ------    --------
Net investment income
  (expense)..............    (1,975)        163,177         (558)      1,988     333,796
                             ------        --------       ------      ------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    11,476          38,379        1,699        (875)      1,495
   Change in unrealized
     appreciation
     (depreciation)......    (9,797)       (129,946)      (6,329)       (268)   (185,496)
   Capital gain
     distributions.......        --              --           --          --          --
                             ------        --------       ------      ------    --------
Net realized and
  unrealized gain (loss)
  on investments.........     1,679         (91,567)      (4,630)     (1,143)   (184,001)
                             ------        --------       ------      ------    --------
Increase (decrease) in
  net assets from
  operations.............      (296)         71,610       (5,188)        845     149,795
                             ======        ========       ======      ======    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            FEDERATED INSURANCE
                            SERIES (CONTINUED)                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ----------------------  -------------------------------------------------------------------------------
                                                                                                                         VIP
                                                      VIP          VIP                                                 DYNAMIC
                           FEDERATED                 ASSET        ASSET         VIP           VIP           VIP        CAPITAL
                            KAUFMANN   FEDERATED  MANAGER/SM/  MANAGER/SM/    BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                           FUND II --   MANAGED   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    VOLATILITY   INITIAL      SERVICE      SERVICE       INITIAL       SERVICE      SERVICE
                             SHARES     FUND II      CLASS       CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                          -----------  ---------- ------------ ------------ ------------ ------------- ------------- ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    75,422     4,473       4,271       13,678       207,980        9,572       149,228           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     145,443     1,501       2,432       11,956       236,439       13,867       323,105        4,905
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net investment income
  (expense)..............     (70,021)    2,972       1,839        1,722       (28,459)      (4,295)     (173,877)      (4,905)
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     272,409    (5,872)        (50)      10,036       258,132       (7,890)     (362,486)      (2,477)
   Change in unrealized
     appreciation
     (depreciation)......  (1,480,159)    6,706      (8,565)     (31,934)     (882,774)     (20,747)     (228,753)      (6,512)
   Capital gain
     distributions.......          --        --          --           --            --           --            --           --
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,207,750)      834      (8,615)     (21,898)     (624,642)     (28,637)     (591,239)      (8,989)
                          -----------    ------      ------      -------      --------      -------      --------      -------
Increase (decrease) in
  net assets from
  operations............. $(1,277,771)    3,806      (6,776)     (20,176)     (653,101)     (32,932)     (765,116)     (13,894)
                          ===========    ======      ======      =======      ========      =======      ========      =======


                          -------------------------

                              VIP          VIP
                            EQUITY-      EQUITY-
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    10,098      104,797
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     6,262       78,404
                            -------      -------
Net investment income
  (expense)..............     3,836       26,393
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (20,439)     (84,671)
   Change in unrealized
     appreciation
     (depreciation)......    18,531       29,402
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (1,908)     (55,269)
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............     1,928      (28,876)
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1






                                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------------------
                              VIP          VIP           VIP                                    VIP
                            GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                             CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 3,826       20,467          214         3,002        5,489       75,305         15,151
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,058       21,385        1,974         6,087       18,742       30,239        135,520
                            -------       ------       ------        ------      -------      -------     ----------
Net investment income
  (expense)..............       768         (918)      (1,760)       (3,085)     (13,253)      45,066       (120,369)
                            -------       ------       ------        ------      -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,157)      (6,643)       1,226        (6,604)      58,554       14,930        266,892
   Change in unrealized
     appreciation
     (depreciation)......     1,119       10,725        2,848         5,794      (59,941)      12,133     (1,198,869)
   Capital gain
     distributions.......        --           --           --            --           --       31,719             --
                            -------       ------       ------        ------      -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........       (38)       4,082        4,074          (810)      (1,387)      58,782       (931,977)
                            -------       ------       ------        ------      -------      -------     ----------
Increase (decrease) in
  net assets from
  operations.............   $   730        3,164        2,314        (3,895)     (14,640)     103,848     (1,052,346)
                            =======       ======       ======        ======      =======      =======     ==========

                                                     FRANKLIN
                                                    TEMPLETON
                                                     VARIABLE
                                                    INSURANCE
                                                     PRODUCTS
                                                      TRUST
                          ------------------------- ----------
                                           VIP       FRANKLIN
                              VIP         VALUE       INCOME
                            OVERSEAS    STRATEGIES  SECURITIES
                          PORTFOLIO -- PORTFOLIO --  FUND --
                            INITIAL      SERVICE     CLASS 2
                             CLASS       CLASS 2      SHARES
                          ------------ ------------ ----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,109        2,408     5,755,996
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,719        5,147     1,930,757
                            -------      -------    ----------
Net investment income
  (expense)..............       390       (2,739)    3,825,239
                            -------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,081)      (7,378)     (932,333)
   Change in unrealized
     appreciation
     (depreciation)......   (36,157)     (25,001)   (2,397,759)
   Capital gain
     distributions.......        --           --            --
                            -------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (37,238)     (32,379)   (3,330,092)
                            -------      -------    ----------
Increase (decrease) in
  net assets from
  operations.............   (36,848)     (35,118)      495,147
                            =======      =======    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          -----------------------------------------------------------------------------
                                       FRANKLIN
                           FRANKLIN   TEMPLETON                                    TEMPLETON
                          LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                            GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                          SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                           FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                           CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                            SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                          ---------- ------------ ---------- ---------- ---------- ---------- ----------
                                                                    YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  3,152       2,866     267,237       773      50,503     3,688      33,537
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     7,286     328,811     187,888       565      48,481       911      40,865
                           --------    --------    --------    ------    --------    ------    --------
Net investment income
  (expense)..............    (4,134)   (325,945)     79,349       208       2,022     2,777      (7,328)
                           --------    --------    --------    ------    --------    ------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (9,253)    (25,588)    165,020      (126)    (21,571)      169     (30,116)
   Change in unrealized
     appreciation
     (depreciation)......    (7,888)   (216,129)   (518,957)   (4,873)   (330,669)   (4,577)   (153,813)
   Capital gain
     distributions.......        --          --          --        --          --       360          --
                           --------    --------    --------    ------    --------    ------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (17,141)   (241,717)   (353,937)   (4,999)   (352,240)   (4,048)   (183,929)
                           --------    --------    --------    ------    --------    ------    --------
Increase (decrease) in
  net assets from
  operations.............  $(21,275)   (567,662)   (274,588)   (4,791)   (350,218)   (1,271)   (191,257)
                           ========    ========    ========    ======    ========    ======    ========

                             GE INVESTMENTS FUNDS, INC.
                          --------------------------------



                          CORE VALUE          INTERNATIONAL
                            EQUITY   INCOME      EQUITY
                           FUND --   FUND --     FUND --
                           CLASS 1   CLASS 1     CLASS 1
                            SHARES   SHARES      SHARES
                          ---------- -------  -------------

                          ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    9,640    75,118         427
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   18,935    30,446         885
                           -------   -------     -------
Net investment income
  (expense)..............   (9,295)   44,672        (458)
                           -------   -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    6,706   (11,833)    (13,799)
   Change in unrealized
     appreciation
     (depreciation)......  (29,903)   71,753       1,728
   Capital gain
     distributions.......       --        --          --
                           -------   -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  (23,197)   59,920     (12,071)
                           -------   -------     -------
Increase (decrease) in
  net assets from
  operations.............  (32,492)  104,592     (12,529)
                           =======   =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                                                        GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------------------------------
                                               PREMIER     REAL
                           MID-CAP             GROWTH     ESTATE              SMALL-CAP
                           EQUITY              EQUITY   SECURITIES             EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                           FUND --    MONEY    FUND --   FUND --               FUND --    FUND --      FUND --      FUND --
                           CLASS 1    MARKET   CLASS 1   CLASS 1   S&P 500(R)  CLASS 1    CLASS 1      CLASS 3      CLASS 1
                           SHARES      FUND    SHARES     SHARES   INDEX FUND  SHARES      SHARES       SHARES      SHARES
                          ---------  --------  -------  ---------- ---------- --------- ------------ ------------ -----------
                                                                  YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   2,715        --    1,799    57,974     229,968         6     267,298     1,730,651      6,676
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    38,363   213,300   15,337    76,739     218,843    40,758     265,613     2,312,505     14,292
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net investment income
  (expense)..............   (35,648) (213,300) (13,538)  (18,765)     11,125   (40,752)      1,685      (581,854)    (7,616)
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    51,766        --   13,193   176,787     306,429    48,894      44,511      (641,192)       832
   Change in unrealized
     appreciation
     (depreciation)......  (407,811)       --   (6,342)  244,888    (290,286)   44,079    (755,448)   (4,597,273)   (29,172)
   Capital gain
     distributions.......   157,640        --       --        --          --        --          --            --         --
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  (198,405)       --    6,851   421,675      16,143    92,973    (710,937)   (5,238,465)   (28,340)
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Increase (decrease) in
  net assets from
  operations............. $(234,053) (213,300)  (6,687)  402,910      27,268    52,221    (709,252)   (5,820,319)   (35,956)
                          =========  ========  =======   =======    ========   =======    ========    ==========    =======

                          GENWORTH
                          VARIABLE
                          INSURANCE
                            TRUST
                          ---------
                          GENWORTH
                           CALAMOS
                           GROWTH
                           FUND --
                           SERVICE
                           SHARES
                          ---------

                          ---------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   39,135
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   45,139
                          --------
Net investment income
  (expense)..............   (6,004)
                          --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  157,103
   Change in unrealized
     appreciation
     (depreciation)...... (594,563)
   Capital gain
     distributions.......  240,402
                          --------
Net realized and
  unrealized gain (loss)
  on investments......... (197,058)
                          --------
Increase (decrease) in
  net assets from
  operations............. (203,062)
                          ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                            GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------------
                                                              GENWORTH
                                                              GOLDMAN
                                                               SACHS     GENWORTH
                                                              ENHANCED  LEGG MASON               GENWORTH
                          GENWORTH   GENWORTH     GENWORTH      CORE    CLEARBRIDGE  GENWORTH   PYRAMIS(R)
                          DAVIS NY  EATON VANCE   ENHANCED      BOND    AGGRESSIVE    PIMCO     SMALL/MID
                          VENTURE    LARGE CAP  INTERNATIONAL  INDEX      GROWTH    STOCKSPLUS   CAP CORE
                          FUND --   VALUE FUND  INDEX FUND -- FUND --     FUND --    FUND --     FUND --
                          SERVICE   -- SERVICE     SERVICE    SERVICE     SERVICE    SERVICE     SERVICE
                           SHARES     SHARES       SHARES      SHARES     SHARES      SHARES      SHARES
                          --------  ----------- ------------- --------- ----------- ----------  ----------
                                                                      YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  3,725     97,160        9,515      441,480    15,093    1,543,518     455,198
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    9,206    124,042        8,726      390,469   113,752      446,965     112,757
                          --------   --------      -------    ---------  --------   ----------  ----------
Net investment income
  (expense)..............   (5,481)   (26,882)         789       51,011   (98,659)   1,096,553     342,441
                          --------   --------      -------    ---------  --------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   25,853    126,404        5,574       30,744   170,230      426,829     318,242
   Change in unrealized
     appreciation
     (depreciation)......  (51,491)  (670,489)     (87,564)     994,385  (393,707)  (2,359,512) (1,998,654)
   Capital gain
     distributions.......       --    112,527           --           --   419,185    1,062,501     845,278
                          --------   --------      -------    ---------  --------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (25,638)  (431,558)     (81,990)   1,025,129   195,708     (870,182)   (835,134)
                          --------   --------      -------    ---------  --------   ----------  ----------
Increase (decrease) in
  net assets from
  operations............. $(31,119)  (458,440)     (81,201)   1,076,140    97,049      226,371    (492,693)
                          ========   ========      =======    =========  ========   ==========  ==========

                              GOLDMAN SACHS        JPMORGAN
                            VARIABLE INSURANCE    INSURANCE
                                  TRUST             TRUST
                          ---------------------  ------------



                             GOLDMAN
                              SACHS                JPMORGAN
                            LARGE CAP   GOLDMAN   INSURANCE
                              VALUE      SACHS    TRUST CORE
                             FUND --    MID CAP      BOND
                          INSTITUTIONAL  VALUE   PORTFOLIO --
                             SHARES      FUND      CLASS 1
                          ------------- -------  ------------

                          ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,073       5,626    321,191
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,211      12,165     98,686
                             ------     -------    -------
Net investment income
  (expense)..............      (138)     (6,539)   222,505
                             ------     -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (151)     (6,374)    69,388
   Change in unrealized
     appreciation
     (depreciation)......    (7,019)    (48,161)    21,866
   Capital gain
     distributions.......        --          --         --
                             ------     -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    (7,170)    (54,535)    91,254
                             ------     -------    -------
Increase (decrease) in
  net assets from
  operations.............    (7,308)    (61,074)   313,759
                             ======     =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                             TRUST         TRUST        TRUST        TRUST      TRUST MID    INSURANCE      TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID       CAP       TRUST MID    SMALL CAP
                             INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------ ------------ ------------ ------------
                                                                             YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 33,792        2,371        4,838        4,413           --        23,118         372
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     36,131        2,034        8,933        9,744        9,902        26,232       4,689
                            --------      -------       ------      -------      -------      --------     -------
Net investment income
  (expense)..............     (2,339)         337       (4,095)      (5,331)      (9,902)       (3,114)     (4,317)
                            --------      -------       ------      -------      -------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     31,832        7,602       10,906       11,332       33,975       178,577      23,252
   Change in unrealized
     appreciation
     (depreciation)......    (28,217)     (25,145)      (3,637)     (17,269)     (57,153)     (166,454)    (34,220)
   Capital gain
     distributions.......         --           --           --           --           --            --          --
                            --------      -------       ------      -------      -------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments.........      3,615      (17,543)       7,269       (5,937)     (23,178)       12,123     (10,968)
                            --------      -------       ------      -------      -------      --------     -------
Increase (decrease) in
  net assets from
  operations.............   $  1,276      (17,206)       3,174      (11,268)     (33,080)        9,009     (15,285)
                            ========      =======       ======      =======      =======      ========     =======

                                           JANUS ASPEN SERIES
                          ------------ -------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    25,268        34,599        347,359
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    39,156        18,813        266,841
                            -------      --------     ----------
Net investment income
  (expense)..............   (13,888)       15,786         80,518
                            -------      --------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    29,868        33,968        141,761
   Change in unrealized
     appreciation
     (depreciation)......   (89,128)     (106,219)    (1,005,012)
   Capital gain
     distributions.......        --        66,636        711,936
                            -------      --------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (59,260)       (5,615)      (151,315)
                            -------      --------     ----------
Increase (decrease) in
  net assets from
  operations.............   (73,148)       10,171        (70,797)
                            =======      ========     ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------------------
                                                       FLEXIBLE                                  GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --           --        5,248          3,475        20,999          --         2,500
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     12,392        1,870          994         14,644       137,916         174         7,278
                            --------      -------       ------       --------      --------      ------       -------
Net investment income
  (expense)..............    (12,392)      (1,870)       4,254        (11,169)     (116,917)       (174)       (4,778)
                            --------      -------       ------       --------      --------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (16,675)      36,475          664         85,471       192,565       1,149       (31,212)
   Change in unrealized
     appreciation
     (depreciation)......     14,661      (34,824)      (2,823)      (152,973)     (765,312)     (1,910)        8,086
   Capital gain
     distributions.......         --           --        1,474             --            --          --            --
                            --------      -------       ------       --------      --------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........     (2,014)       1,651         (685)       (67,502)     (572,747)       (761)      (23,126)
                            --------      -------       ------       --------      --------      ------       -------
Increase (decrease) in
  net assets from
  operations.............   $(14,406)        (219)       3,569        (78,671)     (689,664)       (935)      (27,904)
                            ========      =======       ======       ========      ========      ======       =======

                          ---------------------------------------

                             JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       393         2,525         2,718
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,377         7,587        11,544
                             ------      --------      --------
Net investment income
  (expense)..............      (984)       (5,062)       (8,826)
                             ------      --------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       711         7,695       123,462
   Change in unrealized
     appreciation
     (depreciation)......    (6,017)     (212,073)     (392,239)
   Capital gain
     distributions.......        --         5,267         7,148
                             ------      --------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,306)     (199,111)     (261,629)
                             ------      --------      --------
Increase (decrease) in
  net assets from
  operations.............    (6,290)     (204,173)     (270,455)
                             ======      ========      ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                              JANUS ASPEN SERIES
                                 (CONTINUED)                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          -------------------------  ----------------------------------------------------------------
                                                                   LEGG MASON   LEGG MASON   LEGG MASON
                                                      LEGG MASON  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON
                                                     CLEARBRIDGE    VARIABLE     VARIABLE     VARIABLE   CLEARBRIDGE
                                                       VARIABLE      EQUITY       EQUITY    FUNDAMENTAL    VARIABLE
                            WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME      ALL CAP     LARGE CAP
                          PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER       VALUE        VALUE
                          INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SHARES        SHARES      CLASS II     CLASS I      CLASS II     CLASS I      CLASS I
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  2,927          936           --         190        17,452        4,017         797
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      8,130        3,204       10,370          87        11,368        5,112         515
                            --------      -------      -------        ----       -------      -------       -----
Net investment income
  (expense)..............     (5,203)      (2,268)     (10,370)        103         6,084       (1,095)        282
                            --------      -------      -------        ----       -------      -------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (55,558)       8,833       16,712        (480)      (16,778)      (8,443)        238
   Change in unrealized
     appreciation
     (depreciation)......    (17,293)     (36,221)        (512)        752        41,471      (11,921)        809
   Capital gain
     distributions.......         --           --           --          --            --           --          --
                            --------      -------      -------        ----       -------      -------       -----
Net realized and
  unrealized gain (loss)
  on investments.........    (72,851)     (27,388)      16,200         272        24,693      (20,364)      1,047
                            --------      -------      -------        ----       -------      -------       -----
Increase (decrease) in
  net assets from
  operations.............   $(78,054)     (29,656)       5,830         375        30,777      (21,459)      1,329
                            ========      =======      =======        ====       =======      =======       =====

                           LEGG MASON
                            PARTNERS
                            VARIABLE        MFS(R) VARIABLE
                          INCOME TRUST      INSURANCE TRUST
                          ------------- ----------------------

                           LEGG MASON                  MFS(R)
                          WESTERN ASSET    MFS(R)     INVESTORS
                            VARIABLE      INVESTORS     TRUST
                            STRATEGIC   GROWTH STOCK  SERIES --
                              BOND        SERIES --    SERVICE
                          PORTFOLIO --  SERVICE CLASS   CLASS
                             CLASS I       SHARES      SHARES
                          ------------- ------------- ---------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,603          3,238       7,609
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       639         20,419      16,890
                              -----        -------     -------
Net investment income
  (expense)..............       964        (17,181)     (9,281)
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (13)        65,935      43,436
   Change in unrealized
     appreciation
     (depreciation)......     1,442        (59,878)    (69,731)
   Capital gain
     distributions.......        --             --          --
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     1,429          6,057     (26,295)
                              -----        -------     -------
Increase (decrease) in
  net assets from
  operations.............     2,393        (11,124)    (35,576)
                              =====        =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ----------------------------------------
                           MFS(R)        MFS(R)    MFS(R)
                             NEW        STRATEGIC   TOTAL    MFS(R)
                          DISCOVERY      INCOME    RETURN   UTILITIES
                          SERIES --     SERIES -- SERIES -- SERIES --
                           SERVICE       SERVICE   SERVICE   SERVICE
                            CLASS         CLASS     CLASS     CLASS
                           SHARES        SHARES    SHARES    SHARES
                          ---------     --------- --------- ---------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $      --      27,462    317,763   111,928
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    10,946       7,944    254,476    59,352
                          ---------      ------   --------   -------
Net investment income
  (expense)..............   (10,946)     19,518     63,287    52,576
                          ---------      ------   --------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    81,105       2,640      5,053    96,718
   Change in unrealized
     appreciation
     (depreciation)......  (221,723)     (6,714)  (109,133)   41,775
   Capital gain
     distributions.......    83,955          --         --        --
                          ---------      ------   --------   -------
Net realized and
  unrealized gain (loss)
  on investments.........   (56,663)     (4,074)  (104,080)  138,493
                          ---------      ------   --------   -------
Increase (decrease) in
  net assets from
  operations............. $ (67,609)     15,444    (40,793)  191,069
                          =========      ======   ========   =======

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ------------------------------------------------------------------------

                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- -----------
                          YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     6,369     137,398         848        3,274       21,989      148,819
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,713     128,145       3,297       44,786        4,845      224,557
                            -------    --------      ------      -------      -------   ----------
Net investment income
  (expense)..............     2,656       9,253      (2,449)     (41,512)      17,144      (75,738)
                            -------    --------      ------      -------      -------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,201)   (163,891)        888       60,457      (24,198)     508,669
   Change in unrealized
     appreciation
     (depreciation)......     7,452      58,079      (4,265)     (96,926)      30,039   (1,698,118)
   Capital gain
     distributions.......        --          --          --           --           --           --
                            -------    --------      ------      -------      -------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (3,749)   (105,812)     (3,377)     (36,469)       5,841   (1,189,449)
                            -------    --------      ------      -------      -------   ----------
Increase (decrease) in
  net assets from
  operations.............    (1,093)    (96,559)     (5,826)     (77,981)      22,985   (1,265,187)
                            =======    ========      ======      =======      =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------  ------------
                                                   OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                   MAIN STREET   SMALL- &    SMALL- &
                          OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                          HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                          FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                          NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                            SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                          ----------- ----------- ------------- ----------- ----------- ------------
                                                              YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  4,552      175,688       68,778         --          --       123,944
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       694      504,191      293,220      3,107       3,717        24,326
                           --------   ----------   ----------     ------      ------      --------
Net investment income
  (expense)..............     3,858     (328,503)    (224,442)    (3,107)     (3,717)       99,618
                           --------   ----------   ----------     ------      ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,344)   1,071,181      812,189     (9,018)      7,329         2,654
   Change in unrealized
     appreciation
     (depreciation)......     5,743   (1,289,447)  (1,078,447)    14,342      (3,278)     (102,963)
   Capital gain
     distributions.......        --           --           --         --          --            --
                           --------   ----------   ----------     ------      ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,601)    (218,266)    (266,258)     5,324       4,051      (100,309)
                           --------   ----------   ----------     ------      ------      --------
Increase (decrease) in
  net assets from
  operations.............  $ (1,743)    (546,769)    (490,700)     2,217         334          (691)
                           ========   ==========   ==========     ======      ======      ========

                                   PIMCO VARIABLE INSURANCE TRUST
                          ------------------------------------------------------------
                           FOREIGN BOND
                            PORTFOLIO                      LONG-TERM
                           (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT  LOW DURATION
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE
                              CLASS          CLASS           CLASS          CLASS
                              SHARES         SHARES         SHARES          SHARES
                          -------------- -------------- --------------- --------------

                          ------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,140          800,587         182,537        612,040
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,681          192,162         103,536        615,696
                              -----         --------       ---------       --------
Net investment income
  (expense)..............       459          608,425          79,001         (3,656)
                              -----         --------       ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       540          154,637         103,795        167,743
   Change in unrealized
     appreciation
     (depreciation)......     2,780         (566,885)      1,192,760       (370,992)
   Capital gain
     distributions.......       950               --         138,583             --
                              -----         --------       ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........     4,270         (412,248)      1,435,138       (203,249)
                              -----         --------       ---------       --------
Increase (decrease) in
  net assets from
  operations.............     4,729          196,177       1,514,139       (206,905)
                              =====         ========       =========       ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       PIMCO
                                      VARIABLE
                                     INSURANCE       RYDEX
                                       TRUST       VARIABLE
                                    (CONTINUED)      TRUST      THE ALGER PORTFOLIOS           THE PRUDENTIAL SERIES FUND
                                   -------------- ----------- ------------------------  ----------------------------------------
                                                                 ALGER        ALGER       JENNISON
                                    TOTAL RETURN               LARGE CAP    SMALL CAP      20/20                       NATURAL
                                    PORTFOLIO --                 GROWTH       GROWTH       FOCUS                      RESOURCES
                                   ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    JENNISON     PORTFOLIO --
                                       CLASS        NASDAQ-    CLASS I-2    CLASS I-2     CLASS II    PORTFOLIO --     CLASS II
                                       SHARES     100(R) FUND    SHARES       SHARES       SHARES    CLASS II SHARES    SHARES
                                   -------------- ----------- ------------ ------------ ------------ --------------- ------------
                                                                           YEAR ENDED DECEMBER 31, 2011
                                   ----------------------------------------------------------------------------------------------
Investment income and
  expense:

     Income -- Ordinary dividends.   $1,384,660          --       2,046           --            --           --               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)............      851,152      10,189       2,849        2,827        19,192        1,709           61,654
                                     ----------    --------      ------      -------      --------       ------       ----------
Net investment income
  (expense).......................      533,508     (10,189)       (803)      (2,827)      (19,192)      (1,709)         (61,654)
                                     ----------    --------      ------      -------      --------       ------       ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).......................      723,664     130,151      (1,131)      32,851       108,082        2,694          333,667
   Change in unrealized
     appreciation
     (depreciation)...............     (887,625)   (106,267)     (1,424)     (31,580)     (133,956)      (3,856)      (1,111,388)
   Capital gain
     distributions................      710,488          --          --           --            --           --               --
                                     ----------    --------      ------      -------      --------       ------       ----------
Net realized and
  unrealized gain (loss)
  on investments..................      546,527      23,884      (2,555)       1,271       (25,874)      (1,162)        (777,721)
                                     ----------    --------      ------      -------      --------       ------       ----------
Increase (decrease) in
  net assets from
  operations......................   $1,080,035      13,695      (3,358)      (1,556)      (45,066)      (2,871)        (839,375)
                                     ==========    ========      ======      =======      ========       ======       ==========



                                    WELLS FARGO
                                   VARIABLE TRUST
                                   --------------
                                    WELLS FARGO
                                     ADVANTAGE
                                      VT OMEGA
                                       GROWTH
                                      FUND --
                                      CLASS 2
                                   --------------

                                   --------------
Investment income and
  expense:

     Income -- Ordinary dividends.         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)............      2,142
                                      -------
Net investment income
  (expense).......................     (2,142)
                                      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).......................      2,551
   Change in unrealized
     appreciation
     (depreciation)...............    (12,183)
   Capital gain
     distributions................      1,103
                                      -------
Net realized and
  unrealized gain (loss)
  on investments..................     (8,529)
                                      -------
Increase (decrease) in
  net assets from
  operations......................    (10,671)
                                      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                  CONSOLIDATED TOTAL
                              --------------------------

                              ---------------------------
                                   2011          2010
                              -------------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   5,659,337    8,354,988
   Net realized gain
     (loss) on
     investments.............     7,234,897    3,367,943
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (40,926,899)  68,100,925
   Capital gain
     distribution............     6,832,707    4,499,752
                              -------------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (21,199,958)  84,323,608
                              -------------  -----------
From capital
  transactions (note 4):
   Net premiums..............     7,618,456   33,918,629
   Death benefits............   (16,568,861) (11,355,128)
   Surrenders................   (89,181,189) (63,818,283)
   Administrative
     expenses................    (3,899,263)  (3,710,106)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (3,457,932)   8,150,777
                              -------------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (105,488,789) (36,814,111)
                              -------------  -----------
Increase (decrease) in
  net assets.................  (126,688,747)  47,509,497
Net assets at beginning
  of year....................   927,744,968  880,235,471
                              -------------  -----------
Net assets at end of year.... $ 801,056,221  927,744,968
                              =============  ===========
Change in units (note 5):
   Units purchased...........
   Units redeemed............

   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........

                                     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              ------------------------------------------------------------------------------
                                                       INVESCO V.I.        INVESCO V.I.       INVESCO V.I.
                                  INVESCO V.I.      CAPITAL APPRECIATION    CORE EQUITY    GLOBAL REAL ESTATE
                               BASIC VALUE FUND --       FUND --              FUND --           FUND --
                                SERIES II SHARES     SERIES I SHARES      SERIES I SHARES   SERIES II SHARES
                              --------------------  -------------------  ----------------  -----------------
                                            YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------
                                 2011       2010      2011       2010      2011     2010     2011     2010
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (11,749)   (15,576)   (5,062)   (3,168)   (4,017)  (3,716)   7,986    11,513
   Net realized gain
     (loss) on
     investments.............  (106,105)  (110,941)   (4,391)   (8,732)    7,108    2,117   (2,433)  (49,598)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    51,943    194,344   (19,225)   60,495   (14,025)  53,223  (35,596)   79,721
   Capital gain
     distribution............        --         --        --        --        --       --       --        --
                              ---------  ---------  --------   -------   -------  -------  -------  --------
       Increase
         (decrease) in
         net assets from
         operations..........   (65,911)    67,827   (28,678)   48,595   (10,934)  51,624  (30,043)   41,636
                              ---------  ---------  --------   -------   -------  -------  -------  --------
From capital
  transactions (note 4):
   Net premiums..............     5,898      7,448       212     1,959     1,795    6,133      403        70
   Death benefits............        --         --     2,625        --        --    1,846   (4,030)   (5,163)
   Surrenders................  (151,691)  (146,988) (111,127)  (42,344)  (28,843) (70,705) (16,029)  (26,087)
   Administrative
     expenses................    (1,110)    (1,076)     (296)     (275)   (2,109)  (1,851)    (202)     (214)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (103,353)    (2,760)   (4,584)      663     8,054   58,301    1,294  (177,893)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (250,256)  (143,376) (113,170)  (39,997)  (21,103)  (6,276) (18,564) (209,287)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Increase (decrease) in
  net assets.................  (316,167)   (75,549) (141,848)    8,598   (32,037)  45,348  (48,607) (167,651)
Net assets at beginning
  of year.................... 1,309,864  1,385,413   397,210   388,612   694,451  649,103  392,791   560,442
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Net assets at end of year....   993,697  1,309,864   255,362   397,210   662,414  694,451  344,184   392,791
                              =========  =========  ========   =======   =======  =======  =======  ========
Change in units (note 5):
   Units purchased...........     5,203     11,017     1,082     1,416     4,469   15,236    3,987    91,754
   Units redeemed............   (28,951)   (24,542)  (13,913)   (6,300)   (6,530) (15,069)  (5,696) (119,627)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (23,748)   (13,525)  (12,831)   (4,884)   (2,061)     167   (1,709)  (27,873)
                              =========  =========  ========   =======   =======  =======  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AIM VARIABLE INSURANCE FUNDS
                          (INVESCO VARIABLE INSURANCE
                               FUNDS) (CONTINUED)
                        ---------------------------------

                                                                                                        INVESCO VAN KAMPEN
                                              INVESCO V.I. INTERNATIONAL         INVESCO V.I. LARGE        V.I. CAPITAL
                                                    GROWTH FUND --               CAP GROWTH FUND --       GROWTH FUND --
                                                   SERIES II SHARES                SERIES I SHARES       SERIES I SHARES
                                          ---------------------------------   ------------------------  ------------------
                                                                              PERIOD FROM                  PERIOD FROM
                                                YEAR ENDED DECEMBER 31,       JANUARY 1 TO  YEAR ENDED     APRIL 29 TO
                                          ---------------------------------    APRIL 29,   DECEMBER 31,    DECEMBER 31,
                                                   2011              2010         2011         2010            2011
                                          ----------------------  ----------  ------------ ------------ ------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........              $(31,818)       1,742        (431)     (1,363)         (1,326)
  Net realized gain (loss) on
   investments...........................                151,731    (103,929)     25,139      (9,579)           (502)
  Change in unrealized appreciation
   (depreciation) on investments.........              (693,974)     670,653     (13,940)     30,194         (18,335)
  Capital gain distribution..............                     --          --          --          --              --
                                          ----------------------  ----------    --------     -------         -------
    Increase (decrease) in net assets
     from operations.....................              (574,061)     568,466      10,768      19,252         (20,163)
                                          ----------------------  ----------    --------     -------         -------
From capital transactions (note 4):
  Net premiums...........................                 63,697     574,499          --          --           1,103
  Death benefits.........................                (3,097)     (18,039)         --          --              --
  Surrenders.............................            (1,150,132)    (298,726)     (9,523)    (23,346)         (2,847)
  Administrative expenses................               (39,916)     (38,255)        (15)       (225)           (173)
  Transfers between subaccounts
   (including fixed account), net........              1,073,871  (1,821,806)   (129,910)    (74,552)        139,817
                                          ----------------------  ----------    --------     -------         -------
    Increase (decrease) in net assets
     from capital transactions...........               (55,577)  (1,602,327)   (139,448)    (98,123)        137,900
                                          ----------------------  ----------    --------     -------         -------
Increase (decrease) in net assets........              (629,638)  (1,033,861)   (128,680)    (78,871)        117,737
Net assets at beginning of year..........              7,083,128   8,116,989     128,680     207,551              --
                                          ----------------------  ----------    --------     -------         -------
Net assets at end of year................             $6,453,490   7,083,128          --     128,680         117,737
                                          ======================  ==========    ========     =======         =======
Change in units (note 5):
  Units purchased........................                170,667     621,836       1,602       8,735          14,149
  Units redeemed.........................              (177,698)    (824,681)    (14,360)    (19,736)           (358)
                                          ----------------------  ----------    --------     -------         -------
  Net increase (decrease) in units from
   capital transactions with contract
   owners................................                (7,031)    (202,845)    (12,758)    (11,001)         13,791
                                          ======================  ==========    ========     =======         =======

                                                                                  INVESCO VAN
                                    INVESCO VAN KAMPEN      INVESCO VAN           KAMPEN V.I.
    INVESCO V.I. INTERNATIONAL         V.I. CAPITAL    KAMPEN V.I. COMSTOCK    EQUITY AND INCOME
          GROWTH FUND --              GROWTH FUND --          FUND --               FUND --
         SERIES II SHARES            SERIES II SHARES    SERIES II SHARES      SERIES II SHARES
---------------------------------   -----------------  --------------------  --------------------

      YEAR ENDED DECEMBER 31,                          YEAR ENDED DECEMBER 31,
---------------------------------   -------------------------------------------------------------
         2011             2011      2010      2011       2010       2011       2010
----------------------  --------  -------  ---------  ---------  ---------  ---------


             $(31,818)    (3,947)  (5,423)    (4,421)   (44,124)    (6,081)    (2,813)

               151,731    38,529    2,312      2,498    (79,159)   (11,034)    (7,124)

             (693,974)   (47,071)  60,932    (88,481)   547,448    (49,374)   149,391
                    --        --       --         --         --         --         --
----------------------  --------  -------  ---------  ---------  ---------  ---------

             (574,061)   (12,489)  57,821    (90,404)   424,165    (66,489)   139,454
----------------------  --------  -------  ---------  ---------  ---------  ---------

                63,697       300      860        520     31,186        533     15,944
               (3,097)        --     (613)    (1,851)     1,744         --         --
           (1,150,132)   (97,805) (32,402)  (365,581)  (347,541)   (90,540)   (52,044)
              (39,916)      (259)    (204)    (5,875)    (5,736)    (4,771)    (4,596)

             1,073,871  (100,179)  (3,059)  (327,735)    30,324   (173,073)   207,846
----------------------  --------  -------  ---------  ---------  ---------  ---------

              (55,577)  (197,943) (35,418)  (700,522)  (290,023)  (267,851)   167,150
----------------------  --------  -------  ---------  ---------  ---------  ---------
             (629,638)  (210,432)  22,403   (790,926)   134,142   (334,340)   306,604
             7,083,128   375,870  353,467  3,298,772  3,164,630  1,716,904  1,410,300
----------------------  --------  -------  ---------  ---------  ---------  ---------
            $6,453,490   165,438  375,870  2,507,846  3,298,772  1,382,564  1,716,904
======================  ========  =======  =========  =========  =========  =========

               170,667     2,207    1,277      6,612    253,096     13,148     37,317
             (177,698)   (20,227)  (5,069)   (63,427)  (277,705)   (42,716)   (19,364)
----------------------  --------  -------  ---------  ---------  ---------  ---------


               (7,031)   (18,020)  (3,792)   (56,815)   (24,609)   (29,568)    17,953
======================  ========  =======  =========  =========  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                              -----------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                 BALANCED WEALTH      GLOBAL THEMATIC      GROWTH AND INCOME         INTERNATIONAL
                              STRATEGY PORTFOLIO --  GROWTH PORTFOLIO --      PORTFOLIO --        VALUE PORTFOLIO --
                                     CLASS B              CLASS B               CLASS B                 CLASS B
                              ---------------------  -----------------   ---------------------  ----------------------
                                                                         YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                                 2011        2010      2011       2010      2011       2010        2011        2010
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   32,768     53,006    (4,334)    1,941    (22,054)    (74,794)    246,275     123,713
   Net realized gain
     (loss) on
     investments.............     13,290    (45,786)   21,749     3,213   (154,507)   (327,157)     (4,813) (1,279,528)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (357,860)   529,685  (105,893)   59,372    371,265     858,082  (2,518,176)  1,763,785
   Capital gain
     distribution............         --         --        --        --         --          --          --          --
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (311,802)   536,905   (88,478)   64,526    194,704     456,131  (2,276,714)    607,970
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     33,419    144,776        --    11,246     23,552      16,591      98,091     489,121
   Death benefits............         --         --        --      (597)    (1,953)    (38,010)     (7,209)    (15,480)
   Surrenders................   (350,303)  (486,313) (114,814)  (40,429)  (811,978)   (455,754)   (655,235)   (405,353)
   Administrative
     expenses................    (48,534)   (47,783)   (1,211)     (947)    (4,597)     (4,411)    (56,820)    (44,082)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (27,741)    (8,547)  (69,412)  (22,280)   111,674    (949,276)    718,309     487,668
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (393,159)  (397,867) (185,437)  (53,007)  (683,302) (1,430,860)     97,136     511,874
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   (704,961)   139,038  (273,915)   11,519   (488,598)   (974,729) (2,179,578)  1,119,844
Net assets at beginning
  of year....................  6,877,951  6,738,913   447,700   436,181  4,603,984   5,578,713  11,735,738  10,615,894
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Net assets at end of year.... $6,172,990  6,877,951   173,785   447,700  4,115,386   4,603,984   9,556,160  11,735,738
                              ==========  =========  ========   =======  =========  ==========  ==========  ==========
Change in units (note 5):
   Units purchased...........     30,219    561,615    14,021     2,902     58,066      98,124     453,480   2,204,276
   Units redeemed............    (74,431)  (608,550)  (27,672)   (6,504)  (125,467)   (272,618)   (368,950) (2,090,798)
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (44,212)   (46,935)  (13,651)   (3,602)   (67,401)   (174,494)     84,530     113,478
                              ==========  =========  ========   =======  =========  ==========  ==========  ==========

                              --------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                               GROWTH PORTFOLIO --
                                     CLASS B
                              --------------------

                              --------------------
                                 2011       2010
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (20,452)   (17,288)
   Net realized gain
     (loss) on
     investments.............    17,683      6,036
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (68,309)   117,300
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (71,078)   106,048
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       183        183
   Death benefits............        --     (1,265)
   Surrenders................   (85,137)   (95,864)
   Administrative
     expenses................    (1,350)    (1,371)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (13,817)    26,792
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (100,121)   (71,525)
                              ---------  ---------
Increase (decrease) in
  net assets.................  (171,199)    34,523
Net assets at beginning
  of year.................... 1,441,045  1,406,522
                              ---------  ---------
Net assets at end of year.... 1,269,846  1,441,045
                              =========  =========
Change in units (note 5):
   Units purchased...........     1,849     11,208
   Units redeemed............   (12,939)   (20,922)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,090)    (9,714)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              ALLIANCEBERNSTEIN
                              VARIABLE PRODUCTS
                              SERIES FUND, INC.
                                 (CONTINUED)
                              -----------------
                              ALLIANCEBERNSTEIN
                                  SMALL CAP
                              GROWTH PORTFOLIO --
                                   CLASS B
                              -----------------

                              -------------------
                                2011       2010
                              --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,638)   (3,680)
   Net realized gain
     (loss) on
     investments.............   25,556    17,632
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (19,249)   51,212
   Capital gain
     distribution............       --        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    2,669    65,164
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............      100     7,322
   Death benefits............       --        --
   Surrenders................  (42,868)  (43,903)
   Administrative
     expenses................     (907)     (889)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (3,645)  (33,060)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (47,320)  (70,530)
                              --------   -------
Increase (decrease) in
  net assets.................  (44,651)   (5,366)
Net assets at beginning
  of year....................  245,007   250,373
                              --------   -------
Net assets at end of year.... $200,356   245,007
                              ========   =======
Change in units (note 5):
   Units purchased...........    8,577     7,836
   Units redeemed............  (11,880)  (15,057)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,303)   (7,221)
                              ========   =======


                              AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                              ------------------------  -------------------------------------------------------

                                        VP                     VP                  VP                 VP
                               INFLATION PROTECTION      INCOME & GROWTH     INTERNATIONAL         ULTRA(R)
                                 FUND -- CLASS II        FUND -- CLASS I    FUND -- CLASS I     FUND -- CLASS I
                              ------------------------  ----------------  -------------------  ----------------
                                                 YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                 2011         2010        2011     2010     2011       2010      2011     2010
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    333,563       (8,853)     (260)    (359)   (3,533)     3,868   (6,842)  (4,149)
   Net realized gain
     (loss) on
     investments.............    347,377    1,028,030    (9,897) (12,880)    3,518   (200,924)   8,162  (24,887)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    523,361     (581,390)   22,092   89,338  (126,012)   245,764   (2,620)  84,505
   Capital gain
     distribution............    179,410           --        --       --        --         --       --       --
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  1,383,711      437,787    11,935   76,099  (126,027)    48,708   (1,300)  55,469
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............    138,425    1,159,102       750       --     1,613        819       --       --
   Death benefits............    (34,083)     (42,735)       --       --   (15,914)   (20,920)      --       --
   Surrenders................   (924,664)    (716,242)  (51,465)  (4,798)  (69,811)   (67,248) (76,505) (18,283)
   Administrative
     expenses................    (82,371)     (80,560)     (350)    (321)     (778)      (856)    (642)    (509)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (1,466,655)  (6,350,801)  (44,658) (15,383)   64,389   (812,061)  12,355      792
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,369,348)  (6,031,236)  (95,723) (20,502)  (20,501)  (900,266) (64,792) (18,000)
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Increase (decrease) in
  net assets.................   (985,637)  (5,593,449)  (83,788)  55,597  (146,528)  (851,558) (66,092)  37,469
Net assets at beginning
  of year.................... 14,542,386   20,135,835   694,881  639,284   999,772  1,851,330  444,919  407,450
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Net assets at end of year.... 13,556,749   14,542,386   611,093  694,881   853,244    999,772  378,827  444,919
                              ==========   ==========   =======  =======  ========  =========  =======  =======
Change in units (note 5):
   Units purchased...........    192,600    1,522,212       300    1,819    17,370    297,208    3,584    9,855
   Units redeemed............   (387,319)  (2,073,855)   (7,063)  (3,532)  (17,238)  (398,119)  (8,551) (11,475)
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (194,719)    (551,643)   (6,763)  (1,713)      132   (100,911)  (4,967)  (1,620)
                              ==========   ==========   =======  =======  ========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AMERICAN CENTURY
                              VARIABLE PORTFOLIOS, INC.
                                   (CONTINUED)                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------------  --------------------------------------------------------------
                                                                                                       BLACKROCK
                                                         BLACKROCK BASIC      BLACKROCK GLOBAL         LARGE CAP
                                 VP VALUE FUND --       VALUE V.I. FUND -- ALLOCATION V.I. FUND -- GROWTH V.I. FUND --
                                     CLASS I             CLASS III SHARES     CLASS III SHARES     CLASS III SHARES
                              ------------------------  -----------------  ----------------------  ------------------
                                                                     YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                 2011          2010       2011      2010      2011        2010       2011      2010
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    4,761        6,692     (1,566)  (1,324)    331,128    (559,568)  (3,018)   (3,080)
   Net realized gain
     (loss) on
     investments.............    (19,158)     (31,508)   (10,955)  (3,245)    842,366      18,118   11,181     2,669
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........      8,976      143,724    (19,115)  96,784  (7,670,919)  6,284,017   (5,406)   37,322
   Capital gain
     distribution............         --           --         --       --   2,055,504     506,539      642        --
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (5,421)     118,908    (31,636)  92,215  (4,441,921)  6,249,106    3,399    36,911
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............      1,018          374         --   15,000     842,524   5,065,783       --        --
   Death benefits............         --           --     (6,532)      --      (5,792)   (114,524)      --        --
   Surrenders................    (88,224)     (66,732)  (129,224) (30,134) (5,143,923) (2,314,766) (43,667)  (21,025)
   Administrative
     expenses................       (557)        (637)    (3,413)  (3,951)   (583,564)   (538,254)     (97)      (81)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (38,291)     (30,650)   (76,738)  (6,459)    213,007   3,019,739    8,288    27,244
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (126,054)     (97,645)  (215,907) (25,544) (4,677,748)  5,117,978  (35,476)    6,138
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (131,475)      21,263   (247,543)  66,671  (9,119,669) 11,367,084  (32,077)   43,049
Net assets at beginning
  of year....................  1,127,885    1,106,622    927,247  860,576  89,084,268  77,717,184  303,933   260,884
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Net assets at end of year.... $  996,410    1,127,885    679,704  927,247  79,964,599  89,084,268  271,856   303,933
                               ==========   =========   ========  =======  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........        939        1,127     11,858   11,944     579,653   1,915,294    2,756     4,130
   Units redeemed............     (9,206)      (8,203)   (32,308) (16,018)   (973,347) (1,442,120)  (5,906)   (3,344)
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,267)      (7,076)   (20,450)  (4,074)   (393,694)    473,174   (3,150)      786
                               ==========   =========   ========  =======  ==========  ==========  =======   =======



                              -------------------
                                  BLACKROCK
                              VALUE OPPORTUNITIES
                                V.I. FUND --
                              CLASS III SHARES
                              ------------------

                              -------------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (7,352)   (6,013)
   Net realized gain
     (loss) on
     investments............. (54,364)  (55,635)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  46,450   187,566
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (15,266)  125,918
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     495    12,390
   Death benefits............      --        --
   Surrenders................ (97,255)  (40,074)
   Administrative
     expenses................  (2,540)   (2,370)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  19,088     7,578
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (80,212)  (22,476)
                              -------   -------
Increase (decrease) in
  net assets................. (95,478)  103,442
Net assets at beginning
  of year.................... 585,436   481,994
                              -------   -------
Net assets at end of year.... 489,958   585,436
                              =======   =======
Change in units (note 5):
   Units purchased...........   6,617    10,040
   Units redeemed............ (12,384)  (12,112)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (5,767)   (2,072)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                             DWS VARIABLE SERIES II
                             --------------------------------------------  ------------------------------------------------
                                                      COLUMBIA VARIABLE
                                                     PORTFOLIO -- MARSICO
                               COLUMBIA VARIABLE        INTERNATIONAL       DWS CAPITAL       DWS DREMAN       DWS LARGE
                              PORTFOLIO -- MARSICO      OPPORTUNITIES          GROWTH       SMALL MID CAP      CAP VALUE
                                 GROWTH FUND --            FUND --             VIP --        VALUE VIP --        VIP --
                                    CLASS 1                CLASS 2         CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                             ---------------------  ---------------------  -------------- -----------------  --------------
                                                                            PERIOD FROM       YEAR ENDED      PERIOD FROM
                                        YEAR ENDED DECEMBER 31,             APRIL 29 TO      DECEMBER 31,     APRIL 29 TO
                             --------------------------------------------   DECEMBER 31,  -----------------   DECEMBER 31,
                                2011        2010       2011        2010         2011        2011      2010        2011
                             ----------  ---------  ----------  ---------  -------------- --------  -------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (43,008)   (49,698)    (66,613)   (76,870)       (881)      (7,913)  (5,350)     (4,778)
 Net realized gain
   (loss) on investments....    208,870     69,563     (14,396)  (556,558)       (559)     (26,186) (47,446)     (3,494)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (291,470)   631,521  (1,314,619) 1,564,898      (9,023)     (39,570) 211,614     (35,234)
 Capital gain
   distribution.............         --         --          --         --          --           --       --          --
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
    Increase (decrease)
     in net assets from
     operations.............   (125,608)   651,386  (1,395,628)   931,470     (10,463)     (73,669) 158,818     (43,506)
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
From capital
 transactions (note 4):
 Net premiums...............      8,917     98,494      54,274    389,832          --          298      298          --
 Death benefits.............     (4,544)   (10,057)     (3,529)    (7,690)         --           --       --          --
 Surrenders.................   (584,627)  (233,483)   (701,722)  (411,677)     (3,375)     (41,396) (55,423)    (16,569)
 Administrative expenses....    (12,995)   (11,528)    (31,601)   (31,087)        (51)        (607)    (562)       (380)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (167,303)    (1,542)    146,758   (480,592)     97,934      (32,306)   2,278     498,953
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
    Increase (decrease)
     in net assets from
     capital transactions...   (760,552)  (158,116)   (535,820)  (541,214)     94,508      (74,011) (53,409)    482,004
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
Increase (decrease) in
 net assets.................   (886,160)   493,270  (1,931,448)   390,256      84,045     (147,680) 105,409     438,498
Net assets at beginning
 of year....................  3,781,083  3,287,813   8,690,468  8,300,212          --      916,892  811,483          --
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
Net assets at end of year... $2,894,923  3,781,083   6,759,020  8,690,468      84,045      769,212  916,892     438,498
                             ==========  =========  ==========  =========     =======     ========  =======     =======
Change in units (note 5):
 Units purchased............     26,580     75,909     140,137    666,308      10,226          592    3,418      54,630
 Units redeemed.............    (80,467)   (81,635)   (144,391)  (728,554)       (670)      (4,299)  (6,219)     (6,646)
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (53,887)    (5,726)     (4,254)   (62,246)      9,556       (3,707)  (2,801)     47,984
                             ==========  =========  ==========  =========     =======     ========  =======     =======

                             -------------------------




                             DWS STRATEGIC VALUE VIP --
                                  CLASS B SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO   YEAR ENDED
                              APRIL 29,    DECEMBER 31,
                                 2011          2010
                             ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      3,354          836
 Net realized gain
   (loss) on investments....   (120,621)     (44,553)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    154,215       84,743
 Capital gain
   distribution.............         --           --
                               --------      -------
    Increase (decrease)
     in net assets from
     operations.............     36,948       41,026
                               --------      -------
From capital
 transactions (note 4):
 Net premiums...............         --           --
 Death benefits.............         --           --
 Surrenders.................     (3,354)     (50,861)
 Administrative expenses....       (207)        (527)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (505,663)      26,879
                               --------      -------
    Increase (decrease)
     in net assets from
     capital transactions...   (509,224)     (24,509)
                               --------      -------
Increase (decrease) in
 net assets.................   (472,276)      16,517
Net assets at beginning
 of year....................    472,276      455,759
                               --------      -------
Net assets at end of year...         --      472,276
                               ========      =======
Change in units (note 5):
 Units purchased............      3,944        4,012
 Units redeemed.............    (43,613)      (6,573)
                               --------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (39,669)      (2,561)
                               ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS VARIABLE SERIES II
                                   (CONTINUED)                                DREYFUS
                              ---------------------  -----------------------------------------------------------
                                                     DREYFUS INVESTMENT                        THE DREYFUS SOCIALLY
                                                     PORTFOLIOS MIDCAP    DREYFUS VARIABLE     RESPONSIBLE GROWTH
                              DWS TECHNOLOGY VIP --  STOCK PORTFOLIO --  INVESTMENT FUND --      FUND, INC. --
                                  CLASS B SHARES      INITIAL SHARES    MONEY MARKET PORTFOLIO  INITIAL SHARES
                              ---------------------  ----------------   --------------------   -------------------
                              PERIOD FROM
                              JANUARY 1 TO                                   YEAR ENDED DECEMBER 31,
                               APRIL 29,   ------------------------------------------------------------------------
                                  2011       2010      2011      2010      2011        2010      2011       2010
                              ------------ --------  -------   -------  ---------   ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $    (494)    (1,811)  (1,146)     (620)   (22,027)    (24,285)  (1,975)    (2,047)
   Net realized gain
     (loss) on
     investments.............     28,250     11,478     (373)   (8,486)        --          --   11,476      2,791
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (22,022)     6,742      828    37,720         --           1   (9,797)    36,344
   Capital gain
     distribution............         --         --       --        --         --          --       --         --
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........      5,734     16,409     (691)   28,614    (22,027)    (24,284)    (296)    37,088
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
From capital
  transactions (note 4):
   Net premiums..............         --         --      317       967     58,870      33,547       --      1,000
   Death benefits............         --         --       --        --   (705,067)   (225,186)      --         --
   Surrenders................    (14,327)  (105,126) (11,097)  (12,662)  (179,848)   (521,436) (31,998)    (6,700)
   Administrative
     expenses................        (35)      (205)    (152)     (167)    (1,453)     (1,707)    (431)      (438)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (91,709)    21,229  (25,759)  (15,930)   778,993   1,028,144      (98)      (827)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (106,071)   (84,102) (36,691)  (27,792)   (48,505)    313,362  (32,527)    (6,965)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
Increase (decrease) in
  net assets.................   (100,337)   (67,693) (37,382)      822    (70,532)    289,078  (32,823)    30,123
Net assets at beginning
  of year....................    100,337    168,030  135,267   134,445  1,442,585   1,153,507  314,056    283,933
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
Net assets at end of year....  $      --    100,337   97,885   135,267  1,372,053   1,442,585  281,233    314,056
                               =========   ========  =======   =======  =========   =========   =======   =======
Change in units (note 5):
   Units purchased...........         18      1,963      407       360    128,199     322,346    1,196      1,013
   Units redeemed............     (6,200)    (7,814)  (2,674)   (2,440)  (133,182)   (292,634)  (4,510)    (1,777)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (6,182)    (5,851)  (2,267)   (2,080)    (4,983)     29,712   (3,314)      (764)
                               =========   ========  =======   =======  =========   =========   =======   =======

                               EATON VANCE VARIABLE
                                       TRUST
                              ----------------------


                                 VT FLOATING-RATE
                                    INCOME FUND
                              ----------------------


                              ---------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    163,177     252,576
   Net realized gain
     (loss) on
     investments.............     38,379     299,469
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (129,946)    107,208
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     71,610     659,253
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      7,302     448,058
   Death benefits............   (501,486)    (13,039)
   Surrenders................ (1,553,045)   (799,383)
   Administrative
     expenses................     (5,686)    (21,760)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (109,772) (4,973,156)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,162,687) (5,359,280)
                              ----------  ----------
Increase (decrease) in
  net assets................. (2,091,077) (4,700,027)
Net assets at beginning
  of year....................  7,247,507  11,947,534
                              ----------  ----------
Net assets at end of year....  5,156,430   7,247,507
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     57,441     666,033
   Units redeemed............   (238,456) (1,164,684)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (181,015)   (498,651)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      FEDERATED INSURANCE SERIES
                              -----------------------------------------------------------------------------------------
                                                         FEDERATED HIGH
                                  FEDERATED CAPITAL        INCOME BOND    FEDERATED HIGH INCOME    FEDERATED KAUFMANN
                               APPRECIATION FUND II --     FUND II --        BOND FUND II --           FUND II --
                                   PRIMARY SHARES        PRIMARY SHARES       SERVICE SHARES         SERVICE SHARES
                              ------------------------  ----------------  ---------------------  ---------------------
                                           PERIOD FROM
                               YEAR ENDED  MARCH 12 TO                               YEAR ENDED DECEMBER 31,
                              DECEMBER 31, DECEMBER 31, ---------------------------------------------------------------
                                  2011         2010       2011     2010      2011        2010       2011        2010
                              ------------ ------------ -------  -------  ----------  ---------  ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (558)     (1,050)     1,988    7,312     333,796    341,118     (70,021)  (146,366)
   Net realized gain
     (loss) on
     investments.............      1,699        (719)      (875)    (564)      1,495    (27,083)    272,409    372,059
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     (6,329)      7,764       (268)   5,793    (185,496)   321,850  (1,480,159) 1,223,106
   Capital gain
     distribution............         --          --         --       --          --         --          --         --
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (5,188)      5,995        845   12,541     149,795    635,885  (1,277,771) 1,448,799
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
From capital
  transactions (note 4):
   Net premiums..............        355         200         90       --       6,611     27,487     149,616    332,045
   Death benefits............    (11,388)         --    (14,105)      --     (13,974)    (5,850)     (5,640)   (11,612)
   Surrenders................    (15,413)    (15,684)    (9,424) (90,339) (1,324,934)  (519,595)   (781,506)  (521,108)
   Administrative
     expenses................        (72)        (93)       (30)     (56)     (7,042)    (7,880)    (47,052)   (43,715)
   Transfers between
     subaccounts
     (including fixed
     account), net...........        722     105,149         90     (508)   (376,781)   (32,624)    322,292  1,832,956
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (25,796)     89,572    (23,379) (90,903) (1,716,120)  (538,462)   (362,290) 1,588,566
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
Increase (decrease) in
  net assets.................    (30,984)     95,567    (22,534) (78,362) (1,566,325)    97,423  (1,640,061) 3,037,365
Net assets at beginning
  of year....................     95,567          --     25,591  103,953   5,368,938  5,271,515   9,446,173  6,408,808
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
Net assets at end of year....   $ 64,583      95,567      3,057   25,591   3,802,613  5,368,938   7,806,112  9,446,173
                                ========     =======    =======  =======  ==========  =========  ==========  =========
Change in units (note 5):
   Units purchased...........         67      10,538          6    4,889       8,872     21,376     186,673    819,121
   Units redeemed............     (2,521)     (1,658)    (1,411) (10,600)   (108,042)   (54,938)   (183,004)  (577,519)
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (2,454)      8,880     (1,405)  (5,711)    (99,170)   (33,562)      3,669    241,602
                                ========     =======    =======  =======  ==========  =========  ==========  =========

                              -----------------


                              FEDERATED MANAGED
                              VOLATILITY FUND II
                              ----------------


                              -----------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   2,972     5,674
   Net realized gain
     (loss) on
     investments.............  (5,872)   (2,030)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   6,706     9,067
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   3,806    12,711
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     180        --
   Death benefits............      --        --
   Surrenders................ (41,150)   (7,551)
   Administrative
     expenses................    (115)     (133)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     154       155
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (40,931)   (7,529)
                              -------   -------
Increase (decrease) in
  net assets................. (37,125)    5,182
Net assets at beginning
  of year.................... 129,683   124,501
                              -------   -------
Net assets at end of year....  92,558   129,683
                              =======   =======
Change in units (note 5):
   Units purchased...........      54        45
   Units redeemed............  (3,737)     (772)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,683)     (727)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -----------------------------------------------------------------------------------------------
                                  VIP ASSET                 VIP ASSET                VIP BALANCED         VIP CONTRAFUND(R)
                              MANAGER/SM/ PORTFOLIO -- MANAGER/SM/ PORTFOLIO --      PORTFOLIO --           PORTFOLIO --
                                INITIAL CLASS            SERVICE CLASS 2            SERVICE CLASS 2         INITIAL CLASS
                              -----------------------  -----------------------  ----------------------  --------------------
                                                                        YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------
                                2011         2010        2011         2010         2011        2010        2011       2010
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,839       1,345        1,722         (435)      (28,459)     26,560     (4,295)    (2,226)
   Net realized gain
     (loss) on
     investments.............      (50)     (1,446)      10,036       14,694       258,132     137,513     (7,890)   (54,331)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (8,565)     19,696      (31,934)      90,883      (882,774)  1,882,739    (20,747)   209,690
   Capital gain
     distribution............       --          --           --           --            --          --         --         --
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (6,776)     19,595      (20,176)     105,142      (653,101)  2,046,812    (32,932)   153,133
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       --          --           --           --        39,282     378,821         --         --
   Death benefits............       --          --           --           --            --          --    (12,898)    (9,610)
   Surrenders................     (251)     (9,509)     (79,357)     (29,901)   (1,525,933)   (905,747)  (104,158)  (212,758)
   Administrative
     expenses................     (115)       (113)        (952)      (1,452)      (53,023)    (52,003)    (1,002)    (1,113)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      183          59     (140,052)    (168,676)     (126,625) (1,344,949)   (13,685)    (2,928)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     (183)     (9,563)    (220,361)    (200,029)   (1,666,299) (1,923,878)  (131,743)  (226,409)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (6,959)     10,032     (240,537)     (94,887)   (2,319,400)    122,934   (164,675)   (73,276)
Net assets at beginning
  of year....................  173,024     162,992      827,475      922,362    13,608,561  13,485,627  1,058,226  1,131,502
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Net assets at end of year.... $166,065     173,024      586,938      827,475    11,289,161  13,608,561    893,551  1,058,226
                               ========     =======     ========     ========   ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........       25          13        1,711       24,486       109,762     298,042      1,204      3,638
   Units redeemed............      (39)       (780)     (18,558)     (41,479)     (254,248)   (471,387)    (8,528)   (17,856)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      (14)       (767)     (16,847)     (16,993)     (144,486)   (173,345)    (7,324)   (14,218)
                               ========     =======     ========     ========   ==========  ==========  =========  =========

                              -----------------------
                                 VIP CONTRAFUND(R)
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                              ----------------------

                              -----------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (173,877)   (108,882)
   Net realized gain
     (loss) on
     investments.............   (362,486)   (799,421)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (228,753)  4,008,283
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (765,116)  3,099,980
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     97,675     293,576
   Death benefits............    (22,055)    (34,202)
   Surrenders................ (4,688,710) (1,839,383)
   Administrative
     expenses................    (61,015)    (55,478)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (574,472)     70,662
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (5,248,577) (1,564,825)
                              ----------  ----------
Increase (decrease) in
  net assets................. (6,013,693)  1,535,155
Net assets at beginning
  of year.................... 23,715,605  22,180,450
                              ----------  ----------
Net assets at end of year.... 17,701,912  23,715,605
                              ==========  ==========
Change in units (note 5):
   Units purchased...........    150,773     647,154
   Units redeemed............   (482,553)   (775,789)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (331,780)   (128,635)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ------------------------------------------------------------------------------------
                                 VIP DYNAMIC
                              CAPITAL APPRECIATION  VIP EQUITY-INCOME     VIP EQUITY-INCOME      VIP GROWTH &
                                 PORTFOLIO --         PORTFOLIO --          PORTFOLIO --       INCOME PORTFOLIO --
                               SERVICE CLASS 2        INITIAL CLASS        SERVICE CLASS 2       INITIAL CLASS
                              -------------------  ------------------  ----------------------  ------------------
                                                                     YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011       2010      2011      2010       2011        2010       2011      2010
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,905)   (3,963)     3,836     1,057      26,393      (6,888)     768    (1,499)
   Net realized gain
     (loss) on
     investments.............   (2,477)   (5,056)   (20,439)  (58,433)    (84,671)   (380,829)  (1,157)   (6,871)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (6,512)   54,833     18,531   131,139      29,402   1,054,648    1,119    36,540
   Capital gain
     distribution............       --        --         --        --          --          --       --        --
                              --------   -------   --------  --------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (13,894)   45,814      1,928    73,763     (28,876)    666,931      730    28,170
                              --------   -------   --------  --------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --        355       365      30,451      33,364       --        --
   Death benefits............       --        --    (10,230)       --     (19,928)    (39,273)      --   (19,228)
   Surrenders................  (10,037)   (6,810)   (88,814) (214,886)   (709,900)   (559,686) (19,751)  (17,499)
   Administrative
     expenses................     (530)     (513)      (264)     (360)     (5,904)     (6,609)    (247)     (277)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (4,473)      623    (28,995)   (6,232)   (269,917)   (511,428)   1,009       (17)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (15,040)   (6,700)  (127,948) (221,113)   (975,198) (1,083,632) (18,989)  (37,021)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................  (28,934)   39,114   (126,020) (147,350) (1,004,074)   (416,701) (18,259)   (8,851)
Net assets at beginning
  of year....................  324,469   285,355    515,212   662,562   5,397,410   5,814,111  226,743   235,594
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Net assets at end of year.... $295,535   324,469    389,192   515,212   4,393,336   5,397,410  208,484   226,743
                              ========   =======   ========  ========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........      130       789      1,236       230      35,049     485,414      108        29
   Units redeemed............   (1,197)   (1,300)   (11,153)  (19,143)   (125,407)   (598,051)  (1,775)   (3,611)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,067)     (511)    (9,917)  (18,913)    (90,358)   (112,637)  (1,667)   (3,582)
                              ========   =======   ========  ========  ==========  ==========  =======   =======

                              ---------------------

                               VIP GROWTH & INCOME
                                  PORTFOLIO --
                                 SERVICE CLASS 2
                              --------------------

                              ---------------------
                                 2011       2010
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      (918)   (17,061)
   Net realized gain
     (loss) on
     investments.............    (6,643)   (49,861)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    10,725    243,133
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     3,164    176,211
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       499      5,171
   Death benefits............      (859)        --
   Surrenders................  (308,526)  (157,748)
   Administrative
     expenses................    (2,587)    (2,091)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     9,773    (46,356)
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (301,700)  (201,024)
                              ---------  ---------
Increase (decrease) in
  net assets.................  (298,536)   (24,813)
Net assets at beginning
  of year.................... 1,571,446  1,596,259
                              ---------  ---------
Net assets at end of year.... 1,272,910  1,571,446
                              =========  =========
Change in units (note 5):
   Units purchased...........    13,119     10,441
   Units redeemed............   (39,151)   (32,585)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (26,032)   (22,144)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -----------------------------------------------------------------------------------
                                  VIP GROWTH
                                OPPORTUNITIES        VIP GROWTH          VIP GROWTH          VIP INVESTMENT
                                 PORTFOLIO --       PORTFOLIO --        PORTFOLIO --      GRADE BOND PORTFOLIO --
                                INITIAL CLASS      INITIAL CLASS       SERVICE CLASS 2       SERVICE CLASS 2
                              -----------------  -----------------  --------------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------
                                2011      2010     2011     2010       2011       2010       2011        2010
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,760)  (1,749)  (3,085)   (3,693)   (13,253)   (16,379)    45,066      57,865
   Net realized gain
     (loss) on
     investments.............    1,226   (6,495)  (6,604)  (30,307)    58,554      5,114     14,930      61,233
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    2,848   35,959    5,794   123,437    (59,941)   278,336     12,133     (17,914)
   Capital gain
     distribution............       --       --       --        --         --         --     31,719          --
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    2,314   27,715   (3,895)   89,437    (14,640)   267,071    103,848     101,184
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
From capital
  transactions (note 4):
   Net premiums..............      355      365       --        --     17,251      2,105      6,278     150,271
   Death benefits............  (10,576)      --       55   (10,530)      (955)     1,912         --          --
   Surrenders................  (15,820) (31,889) (59,450)  (80,117)  (222,139)  (322,801)  (255,124)    (80,585)
   Administrative
     expenses................      (98)    (103)    (507)     (488)      (877)    (1,296)   (17,306)    (15,927)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (758)    (166) (22,485)  (17,284)   (96,519)   (18,928)     2,299     272,332
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (26,897) (31,793) (82,387) (108,419)  (303,239)  (339,008)  (263,853)    326,091
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets.................  (24,583)  (4,078) (86,282)  (18,982)  (317,879)   (71,937)  (160,005)    427,275
Net assets at beginning
  of year....................  146,549  150,627  459,064   478,046  1,318,719  1,390,656  2,004,073   1,576,798
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Net assets at end of year.... $121,966  146,549  372,782   459,064  1,000,840  1,318,719  1,844,068   2,004,073
                              ========  =======  =======  ========  =========  =========  =========   =========
Change in units (note 5):
   Units purchased...........       40       62      822        25      6,903      7,661     35,704     239,295
   Units redeemed............   (3,035)  (4,411)  (8,248)  (11,492)   (40,257)   (49,041)   (57,695)   (210,252)
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,995)  (4,349)  (7,426)  (11,467)   (33,354)   (41,380)   (21,991)     29,043
                              ========  =======  =======  ========  =========  =========  =========   =========

                              -----------------------

                                    VIP MID CAP
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                              ----------------------

                              -----------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (120,369)   (105,854)
   Net realized gain
     (loss) on
     investments.............    266,892     (68,860)
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,198,869)  2,479,982
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (1,052,346)  2,305,268
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     27,648      47,283
   Death benefits............     (6,030)    (14,073)
   Surrenders................ (1,766,076)   (958,230)
   Administrative
     expenses................    (14,205)    (13,754)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (693,641)   (323,701)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,452,304) (1,262,475)
                              ----------  ----------
Increase (decrease) in
  net assets................. (3,504,650)  1,042,793
Net assets at beginning
  of year.................... 10,411,975   9,369,182
                              ----------  ----------
Net assets at end of year....  6,907,325  10,411,975
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     25,941     138,302
   Units redeemed............   (134,998)   (199,389)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (109,057)    (61,087)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                          (CONTINUED)
                              -------------------------------------------

                                 VIP OVERSEAS        VIP VALUE STRATEGIES
                                 PORTFOLIO --          PORTFOLIO --
                                INITIAL CLASS         SERVICE CLASS 2
                              ---------------------  --------------------
                                                                      YEAR
                              --------------------------------------------
                                2011        2010       2011       2010
                               --------    -------    -------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    390        365     (2,739)    (4,036)
   Net realized gain
     (loss) on
     investments.............   (1,081)    (2,685)    (7,378)   (13,438)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (36,157)    24,011    (25,001)    92,495
   Capital gain
     distribution............       --         --         --         --
                               --------    -------    -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........  (36,848)    21,691    (35,118)    75,021
                               --------    -------    -------    -------
From capital
  transactions (note 4):
   Net premiums..............       --         --         --         --
   Death benefits............       --     (6,862)    (7,631)        --
   Surrenders................   (3,533)    (7,296)   (16,542)   (30,757)
   Administrative
     expenses................     (116)      (146)      (651)      (499)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (276)     1,180    (14,192)    13,845
                               --------    -------    -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (3,925)   (13,124)   (39,016)   (17,411)
                               --------    -------    -------    -------
Increase (decrease) in
  net assets.................  (40,773)     8,567    (74,134)    57,610
Net assets at beginning
  of year....................  203,420    194,853    367,967    310,357
                               --------    -------    -------    -------
Net assets at end of year.... $162,647    203,420    293,833    367,967
                               ========    =======    =======    =======
Change in units (note 5):
   Units purchased...........       80        126      1,074      3,469
   Units redeemed............     (419)    (1,225)    (4,200)    (4,261)
                               --------    -------    -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (339)    (1,099)    (3,126)      (792)
                               ========    =======    =======    =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------------------------------------------------------------
                                                         FRANKLIN LARGE      FRANKLIN TEMPLETON
                                   FRANKLIN INCOME         CAP GROWTH        VIP FOUNDING FUNDS
                                 SECURITIES FUND --     SECURITIES FUND --   ALLOCATION FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                              ------------------------  ----------------   ----------------------
                               ENDED DECEMBER 31,
                              -------------------------------------------------------------------
                                  2011         2010       2011      2010      2011        2010
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   3,825,239    4,739,466   (4,134)   (2,922)   (325,945)     68,767
   Net realized gain
     (loss) on
     investments.............    (932,333)  (1,923,612)  (9,253)   (7,160)    (25,588)   (135,712)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,397,759)   7,258,768   (7,888)   52,594    (216,129)  1,580,847
   Capital gain
     distribution............          --           --       --        --          --       1,482
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     495,147   10,074,622  (21,275)   42,512    (567,662)  1,515,384
                              -----------  -----------  -------   -------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     740,349    1,237,536    1,121       431      26,568     153,669
   Death benefits............      (2,114)    (117,318)      --        --          --          --
   Surrenders................  (7,033,436)  (4,684,624) (35,420)  (20,280)   (776,866)   (801,639)
   Administrative
     expenses................    (319,370)    (309,471)    (372)     (373)   (124,696)   (121,501)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (4,422,413)  (5,025,568)   5,671    50,933    (695,535)   (141,951)
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (11,036,984)  (8,899,445) (29,000)   30,711  (1,570,529)   (911,422)
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets................. (10,541,837)   1,175,177  (50,275)   73,223  (2,138,191)    603,962
Net assets at beginning
  of year.................... 104,205,804  103,030,627  490,725   417,502  19,331,475  18,727,513
                              -----------  -----------  -------   -------  ----------  ----------
Net assets at end of year....  93,663,967  104,205,804  440,450   490,725  17,193,284  19,331,475
                              ===========  ===========  =======   =======  ==========  ==========
Change in units (note 5):
   Units purchased...........     365,138    2,732,170    8,162     6,456      78,478     564,786
   Units redeemed............  (1,332,816)  (3,590,017) (10,863)   (4,047)   (259,083)   (675,394)
                              -----------  -----------  -------   -------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (967,678)    (857,847)  (2,701)    2,409    (180,605)   (110,608)
                              ===========  ===========  =======   =======  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                     ---------------------------------------------------------------------------------------------------------
                                                 TEMPLETON             TEMPLETON          TEMPLETON
                          MUTUAL SHARES           FOREIGN               FOREIGN          GLOBAL BOND        TEMPLETON GROWTH
                        SECURITIES FUND --    SECURITIES FUND --  SECURITIES FUND --   SECURITIES FUND --  SECURITIES FUND --
                          CLASS 2 SHARES      CLASS 1 SHARES        CLASS 2 SHARES     CLASS 1 SHARES        CLASS 2 SHARES
                     -----------------------  -----------------  --------------------  -----------------  --------------------
                                                           YEAR ENDED DECEMBER 31,
                     ---------------------------------------------------------------------------------------------------------
                         2011        2010      2011      2010       2011       2010     2011      2010       2011       2010
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $    79,349     (28,567)    208       235       2,022      6,407   2,777       410      (7,328)    (7,758)
 Net realized
   gain (loss)
   on
   investments......     165,020     655,154    (126)   (1,909)    (21,571)  (306,765)    169     3,772     (30,116)   (27,133)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...    (518,957)    344,054  (4,873)    3,751    (330,669)   420,898  (4,577)    4,716    (153,813)   153,068
 Capital gain
   distribution.....          --          --      --        --          --         --     360       222          --         --
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....    (274,588)    970,641  (4,791)    2,077    (350,218)   120,540  (1,271)    9,120    (191,257)   118,177
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
From capital
 transactions
 (note 4):
 Net premiums.......      83,336     647,336      --        --       4,446      1,590      --        --       7,055     86,648
 Death benefits.....     (22,960)    (30,084)     --        --     (18,994)   (21,520)     --        --     (11,582)   (15,678)
 Surrenders.........    (821,427)   (554,873) (1,128)   (7,215)   (169,202)  (175,460)   (129)   (5,001)   (216,027)  (105,264)

   Administrative
   expenses.........     (53,729)    (56,942)    (57)      (51)     (1,586)    (1,609)    (51)      (50)     (7,615)    (6,424)
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (252,825) (2,890,780)  1,730       983     (26,717)  (635,140)  1,502     1,037     (26,497)  (408,683)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (1,067,605) (2,885,343)    545    (6,283)   (212,053)  (832,139)  1,322    (4,014)   (254,666)  (449,401)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Increase
 (decrease) in
 net assets.........  (1,342,193) (1,914,702) (4,246)   (4,206)   (562,271)  (711,599)     51     5,106    (445,923)  (331,224)
Net assets at
 beginning of
 year...............  11,872,047  13,786,749  41,071    45,277   3,074,983  3,786,582  63,269    58,163   2,688,567  3,019,791
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Net assets at
 end of year........ $10,529,854  11,872,047  36,825    41,071   2,512,712  3,074,983  63,320    63,269   2,242,644  2,688,567
                     ===========  ==========   ======   ======   =========  =========   ======   ======   =========  =========
Change in
 units (note
 5):
 Units
   purchased........      98,305   1,040,957     155       170      17,014    291,900     101     1,823      26,110    297,391
 Units redeemed.....    (197,824) (1,398,558)   (107)     (741)    (28,677)  (381,060)    (20)   (1,975)    (53,754)  (357,812)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........     (99,519)   (357,601)     48      (571)    (11,663)   (89,160)     81      (152)    (27,644)   (60,421)
                     ===========  ==========   ======   ======   =========  =========   ======   ======   =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                       GE INVESTMENTS FUNDS, INC.
                              ------------------------------------------------------------------------------------
                                    CORE VALUE                              INTERNATIONAL
                                  EQUITY FUND --        INCOME FUND --      EQUITY FUND --  MID-CAP EQUITY FUND --
                                  CLASS 1 SHARES        CLASS 1 SHARES      CLASS 1 SHARES     CLASS 1 SHARES
                              ---------------------  --------------------  ---------------  --------------------
                                                                         YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                 2011        2010       2011       2010      2011    2010      2011        2010
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (9,295)    (4,114)    44,672     33,090     (458)   (378)   (35,648)    (33,798)
   Net realized gain
     (loss) on
     investments.............      6,706    (56,313)   (11,833)   (26,783) (13,799) (2,999)    51,766     (25,981)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (29,903)   181,582     71,753    119,403    1,728   6,085   (407,811)    642,920
   Capital gain
     distribution............         --         --         --         --       --      --    157,640          --
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    (32,492)   121,155    104,592    125,710  (12,529)  2,708   (234,053)    583,141
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
From capital
  transactions (note 4):
   Net premiums..............      4,412     31,077     15,685      5,337       --      --     10,114       1,629
   Death benefits............         --     22,909         --      2,749       --      --         --      30,121
   Surrenders................   (188,163)  (298,457)  (288,558)  (281,679)  (5,718)   (329)  (339,074)   (535,042)
   Administrative
     expenses................     (2,975)    (2,695)    (4,500)    (4,671)     (39)    (59)    (3,446)     (3,555)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (75,745)   (62,298)   (74,015)    (4,142)   5,093   3,947    (54,006)   (183,146)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (262,471)  (309,464)  (351,388)  (282,406)    (664)  3,559   (386,412)   (689,993)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Increase (decrease) in
  net assets.................   (294,963)  (188,309)  (246,796)  (156,696) (13,193)  6,267   (620,465)   (106,852)
Net assets at beginning
  of year....................  1,368,417  1,556,726  2,053,996  2,210,692   68,636  62,369  2,700,354   2,807,206
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Net assets at end of year.... $1,073,454  1,368,417  1,807,200  2,053,996   55,443  68,636  2,079,889   2,700,354
                              ==========  =========  =========  =========  =======  ======  =========   =========
Change in units (note 5):
   Units purchased...........      3,014     13,773      8,650     17,004    1,266     565      7,874     104,101
   Units redeemed............    (25,283)   (42,673)   (36,583)   (39,890)  (1,344)   (206)   (30,649)   (152,238)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (22,269)   (28,900)   (27,933)   (22,886)     (78)    359    (22,775)    (48,137)
                              ==========  =========  =========  =========  =======  ======  =========   =========

                              ------------------------


                                  MONEY MARKET FUND
                              ------------------------

                              ------------------------
                                  2011         2010
                              -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (213,300)    (349,842)
   Net realized gain
     (loss) on
     investments.............          --           --
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........          --           (2)
   Capital gain
     distribution............          --           --
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (213,300)    (349,844)
                              -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............     418,074    1,711,593
   Death benefits............ (13,949,135)  (9,671,114)
   Surrenders................  (6,763,701)  (6,898,633)
   Administrative
     expenses................     (25,777)     (59,217)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  15,588,032    4,868,168
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (4,732,507) (10,049,203)
                              -----------  -----------
Increase (decrease) in
  net assets.................  (4,945,807) (10,399,047)
Net assets at beginning
  of year....................  17,513,670   27,912,717
                              -----------  -----------
Net assets at end of year....  12,567,863   17,513,670
                              ===========  ===========
Change in units (note 5):
   Units purchased...........  13,201,315   13,406,764
   Units redeemed............ (16,766,929) (19,429,398)
                              -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,565,614)  (6,022,634)
                              ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ------------------------------------------------------------------------------------------
                                 PREMIER GROWTH          REAL ESTATE                                    SMALL-CAP
                                 EQUITY FUND --      SECURITIES FUND --         S&P 500(R)           EQUITY FUND --
                                 CLASS 1 SHARES        CLASS 1 SHARES           INDEX FUND           CLASS 1 SHARES
                             ---------------------  --------------------  ----------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                                2011        2010       2011       2010       2011        2010        2011       2010
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (13,538)   (14,312)   (18,765)    11,193      11,125      27,776    (40,752)   (37,517)
 Net realized gain
   (loss) on investments....     13,193     (4,985)   176,787    172,408     306,429    (215,054)    48,894   (138,572)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (6,342)   119,308    244,888    691,916    (290,286)  2,061,462     44,079    789,421
 Capital gain
   distribution.............         --         --         --         --          --          --         --         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     (6,687)   100,011    402,910    875,517      27,268   1,874,184     52,221    613,332
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        355      1,919     34,852    164,763      31,878      90,354     18,069     15,422
 Death benefits.............      3,774         --     (2,199)    (3,871)   (253,079)    (68,939)        --      6,521
 Surrenders.................   (158,274)  (177,035)  (493,628)  (312,169) (3,887,443) (2,912,848)  (291,591)  (510,095)
 Administrative expenses....       (994)      (626)   (19,389)   (14,025)    (23,215)    (21,853)    (2,619)    (2,394)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (31,122)    11,567   (312,586)  (476,077)    104,679     279,741   (171,984)  (115,728)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (186,261)  (164,175)  (792,950)  (641,379) (4,027,180) (2,633,545)  (448,125)  (606,274)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   (192,948)   (64,164)  (390,040)   234,138  (3,999,912)   (759,361)  (395,904)     7,058
Net assets at beginning
 of year....................  1,020,072  1,084,236  4,864,858  4,630,720  15,920,743  16,680,104  2,808,752  2,801,694
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $  827,124  1,020,072  4,474,818  4,864,858  11,920,831  15,920,743  2,412,848  2,808,752
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............      1,182      2,373     45,250    423,635     105,968     336,662      5,421     21,618
 Units redeemed.............    (18,974)   (18,680)   (97,505)  (501,776)   (490,818)   (616,843)   (34,929)   (69,192)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (17,792)   (16,307)   (52,255)   (78,141)   (384,850)   (280,181)   (29,508)   (47,574)
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             -----------------------

                              TOTAL RETURN FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      1,685     (39,396)
 Net realized gain
   (loss) on investments....     44,511    (165,583)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (755,448)  1,474,319
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (709,252)  1,269,340
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    478,658     538,182
 Death benefits.............      2,237     (27,237)
 Surrenders................. (1,902,416) (1,164,768)
 Administrative expenses....    (14,167)    (15,721)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (260,698)   (351,582)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,696,386) (1,021,126)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,405,638)    248,214
Net assets at beginning
 of year.................... 17,060,190  16,811,976
                             ----------  ----------
Net assets at end of year... 14,654,552  17,060,190
                             ==========  ==========
Change in units (note 5):
 Units purchased............     76,350     194,023
 Units redeemed.............   (212,319)   (277,547)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (135,969)    (83,524)
                             ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            GE INVESTMENTS FUNDS, INC. (CONTINUED)              GENWORTH VARIABLE INSURANCE TRUST
                            ---------------------------------------             ----------------------------------

                                                                                 GENWORTH CALAMOS    GENWORTH DAVIS NY
                                 TOTAL RETURN FUND --     U.S. EQUITY FUND --     GROWTH FUND --      VENTURE FUND --
                                    CLASS 3 SHARES          CLASS 1 SHARES        SERVICE SHARES      SERVICE SHARES
                              -------------------------  --------------------  --------------------  ----------------
                                                                          YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                  2011          2010        2011       2010       2011       2010      2011     2010
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (581,854)    (942,788)    (7,616)    (6,798)    (6,004)   (54,802)  (5,481)  (7,825)
   Net realized gain
     (loss) on
     investments.............     (641,192)  (1,735,816)       832    (28,609)   157,103    164,122   25,853   20,986
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (4,597,273)  11,187,390    (29,172)   121,694   (594,563)   584,849  (51,491)  42,108
   Capital gain
     distribution............           --           --         --         --    240,402      2,612       --       --
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   (5,820,319)   8,508,786    (35,956)    86,287   (203,062)   696,781  (31,119)  55,269
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............    1,178,978    3,182,541      9,984      9,984     27,449    159,342       --   13,322
   Death benefits............           --           --         --     19,317     (2,018)    (3,922)      --       --
   Surrenders................   (6,524,150)  (4,783,382)  (216,279)  (222,709)  (144,853)  (154,882)  (9,739) (19,746)
   Administrative
     expenses................     (521,436)    (510,251)    (2,366)    (2,103)   (18,519)   (26,261)  (4,933)  (4,150)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (2,788,308)  (3,555,685)     3,519     (2,415)    37,955  1,951,142   74,361   70,116
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (8,654,916)  (5,666,777)  (205,142)  (197,926)   (99,986) 1,925,419   59,689   59,542
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets.................  (14,475,235)   2,842,009   (241,098)  (111,639)  (303,048) 2,622,200   28,570  114,811
Net assets at beginning
  of year....................  123,798,812  120,956,803  1,070,297  1,181,936  2,675,138     52,938  559,439  444,628
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year.... $109,323,577  123,798,812    829,199  1,070,297  2,372,090  2,675,138  588,009  559,439
                              ============  ===========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
   Units purchased...........      577,539    3,343,510      3,495      7,762     55,842    989,138   24,836   25,616
   Units redeemed............   (1,471,257)  (3,929,447)   (21,256)   (28,010)   (62,355)  (765,566) (18,064) (18,295)
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (893,718)    (585,937)   (17,761)   (20,248)    (6,513)   223,572    6,772    7,321
                              ============  ===========  =========  =========  =========  =========  =======  =======

                               GENWORTH EATON VANCE
                              LARGE CAP VALUE FUND --
                                  SERVICE SHARES
                              ---------------------

                              ----------------------
                                 2011        2010
                              ---------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (26,882)     (74,577)
   Net realized gain
     (loss) on
     investments.............   126,404      799,171
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (670,489)    (633,314)
   Capital gain
     distribution............   112,527      308,043
                              ---------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........  (458,440)     399,323
                              ---------   ----------
From capital
  transactions (note 4):
   Net premiums..............    73,599      643,223
   Death benefits............    (5,643)     (11,417)
   Surrenders................  (492,173)    (311,633)
   Administrative
     expenses................   (50,368)     (51,559)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   190,228   (3,675,006)
                              ---------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (284,357)  (3,406,392)
                              ---------   ----------
Increase (decrease) in
  net assets.................  (742,797)  (3,007,069)
Net assets at beginning
  of year.................... 7,588,903   10,595,972
                              ---------   ----------
Net assets at end of year.... 6,846,106    7,588,903
                              =========   ==========
Change in units (note 5):
   Units purchased...........   123,043      804,627
   Units redeemed............  (152,314)  (1,211,654)
                              ---------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (29,271)    (407,027)
                              =========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------------------------

                                     GENWORTH             GENWORTH GOLDMAN      GENWORTH LEGG MASON
                              ENHANCED INTERNATIONAL     SACHS ENHANCED CORE   CLEARBRIDGE AGGRESSIVE     GENWORTH PIMCO
                                   INDEX FUND --         BOND INDEX FUND --        GROWTH FUND --       STOCKSPLUS FUND --
                                  SERVICE SHARES           SERVICE SHARES          SERVICE SHARES         SERVICE SHARES
                             ------------------------  ----------------------  ---------------------  ----------------------
                                          PERIOD FROM
                              YEAR ENDED  APRIL 30 TO                                     YEAR ENDED DECEMBER 31,
                             DECEMBER 31, DECEMBER 31, ----------------------------------------------------------------------
                                 2011         2010        2011        2010        2011       2010        2011        2010
                             ------------ ------------ ----------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  $     789       (4,624)      51,011     939,454    (98,659)     30,221   1,096,553   1,663,293
 Net realized gain
   (loss) on investments....      5,574     (459,518)      30,744     369,815    170,230   2,344,587     426,829   1,030,010
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (87,564)      47,797      994,385  (1,020,973)  (393,707) (2,423,099) (2,359,512)   (363,121)
 Capital gain
   distribution.............         --           --           --     304,937    419,185   1,313,858   1,062,501   1,723,226
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (81,201)    (416,345)   1,076,140     593,233     97,049   1,265,567     226,371   4,053,408
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --       36,547      260,903   1,025,737     68,496     694,795     273,984   1,397,757
 Death benefits.............         --           --      (22,924)    (37,322)    (5,958)    (11,646)    (23,397)    (46,100)
 Surrenders.................   (119,833)     (74,673)  (1,361,931)   (942,841)  (343,019)   (319,274) (1,379,219) (1,082,673)
 Administrative expenses....     (2,973)     (11,577)    (157,885)   (136,211)   (44,965)    (46,287)   (180,270)   (162,083)
 Transfers between
   subaccounts
   (including fixed
   account), net............     15,244    1,109,178   (1,681,969) 12,648,662   (478,698) (6,724,350) (1,536,059)  6,575,689
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (107,562)   1,059,475   (2,963,806) 12,558,025   (804,144) (6,406,762) (2,844,961)  6,682,590
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (188,763)     643,130   (1,887,666) 13,151,258   (707,095) (5,141,195) (2,618,590) 10,735,998
Net assets at beginning
 of year....................    643,130            -   23,492,307  10,341,049  6,916,568  12,057,763  27,072,374  16,336,376
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
Net assets at end of year...  $ 454,367      643,130   21,604,641  23,492,307  6,209,473   6,916,568  24,453,784  27,072,374
                              =========    =========   ==========  ==========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      8,450      975,174      389,555   2,442,328     80,498     800,128     243,019   2,419,373
 Units redeemed.............    (18,662)    (916,280)    (634,591) (1,344,875)  (140,622) (1,451,863)   (466,724) (1,733,727)
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,212)      58,894     (245,036)  1,097,453    (60,124)   (651,735)   (223,705)    685,646
                              =========    =========   ==========  ==========  =========  ==========  ==========  ==========

                             ----------------------
                                    GENWORTH
                               PYRAMIS(R) SMALL/
                                    MID CAP
                                  CORE FUND --
                                 SERVICE SHARES
                             ---------------------


                             ----------------------
                                2011        2010
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    342,441     62,744
 Net realized gain
   (loss) on investments....    318,242    595,087
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,998,654)   552,549
 Capital gain
   distribution.............    845,278    230,440
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (492,693) 1,440,820
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     68,496    331,636
 Death benefits.............     (5,655)   (11,590)
 Surrenders.................   (443,226)  (274,528)
 Administrative expenses....    (44,963)   (40,984)
 Transfers between
   subaccounts
   (including fixed
   account), net............    137,891  1,654,233
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (287,457) 1,658,767
                             ----------  ---------
Increase (decrease) in
 net assets.................   (780,150) 3,099,587
Net assets at beginning
 of year....................  6,914,413  3,814,826
                             ----------  ---------
Net assets at end of year...  6,134,263  6,914,413
                             ==========  =========
Change in units (note 5):
 Units purchased............    169,374    822,227
 Units redeemed.............   (185,923)  (603,925)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (16,549)   218,302
                             ==========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              GOLDMAN SACHS VARIABLE INSURANCE TRUST                     JPMORGAN INSURANCE TRUST
                              ---------------------------------------  -------------------------------------------
                               GOLDMAN SACHS                            JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                 LARGE CAP                                TRUST CORE BOND     TRUST EQUITY INDEX
                               VALUE FUND --          GOLDMAN SACHS        PORTFOLIO --          PORTFOLIO --
                              INSTITUTIONAL SHARES MID CAP VALUE FUND         CLASS 1               CLASS 1
                              -------------------  ------------------  --------------------  --------------------
                                                                   YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011      2010       2011      2010       2011       2010       2011       2010
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (138)     (537)     (6,539)   (6,486)   222,505    126,827     (2,339)     7,317
   Net realized gain
     (loss) on
     investments.............    (151)   (1,999)     (6,374)  (11,722)    69,388    159,583     31,832     81,364
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (7,019)   10,346     (48,161)  193,448     21,866     91,615    (28,217)   186,456
   Capital gain
     distribution............      --        --          --        --         --         --         --         --
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  (7,308)    7,810     (61,074)  175,240    313,759    378,025      1,276    275,137
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      --        --       1,925     2,300     11,269     20,084      4,838      1,698
   Death benefits............      --    (2,778)         --   (12,587)  (101,300)   (79,035)   (47,141)   (47,538)
   Surrenders................  (1,782)   (6,529)    (65,743) (135,378)  (478,790)  (314,505)  (101,051)   (87,648)
   Administrative
     expenses................     (36)      (59)       (617)     (559)    (4,099)    (4,537)    (1,240)    (1,122)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      --       (37)    (80,021)   44,581   (246,510) 1,505,329    (37,639) 1,124,448
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,818)   (9,403)   (144,456) (101,643)  (819,430) 1,127,336   (182,233)   989,838
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  (9,126)   (1,593)   (205,530)   73,597   (505,671) 1,505,361   (180,957) 1,264,975
Net assets at beginning
  of year....................  90,269    91,862     872,942   799,345  5,797,546  4,292,185  1,956,193    691,218
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Net assets at end of year.... $81,143    90,269     667,412   872,942  5,291,875  5,797,546  1,775,236  1,956,193
                               =======    ======   ========  ========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      --        --       3,886     6,690     69,159    996,473     27,281    795,965
   Units redeemed............    (162)     (976)    (14,548)  (11,751)  (132,998)  (898,468)   (46,908)  (668,384)
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (162)     (976)    (10,662)   (5,061)   (63,839)    98,005    (19,627)   127,581
                               =======    ======   ========  ========  =========  =========  =========  =========

                              -------------------
                              JPMORGAN INSURANCE
                              TRUST INTERNATIONAL
                              EQUITY PORTFOLIO --
                                   CLASS 1
                              ------------------

                              -------------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     337    (2,000)
   Net realized gain
     (loss) on
     investments.............   7,602     5,767
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (25,145)     (505)
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (17,206)    3,262
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --        --
   Surrenders................ (43,696)  (13,033)
   Administrative
     expenses................     (47)      (50)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     885    11,007
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (42,858)   (2,076)
                              -------   -------
Increase (decrease) in
  net assets................. (60,064)    1,186
Net assets at beginning
  of year.................... 156,315   155,129
                              -------   -------
Net assets at end of year....  96,251   156,315
                              =======   =======
Change in units (note 5):
   Units purchased...........     234     4,617
   Units redeemed............  (3,363)   (5,113)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,129)     (496)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                              ----------------------------------------------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE JPMORGAN INSURANCE   JPMORGAN INSURANCE
                              TRUST INTREPID GROWTH TRUST INTREPID MID   TRUST MID CAP      TRUST MID CAP VALUE
                                 PORTFOLIO --        CAP PORTFOLIO --  GROWTH PORTFOLIO --     PORTFOLIO --
                                    CLASS 1              CLASS 1            CLASS 1               CLASS 1
                              --------------------  -----------------  -----------------   --------------------
                                                                   YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                2011       2010       2011     2010      2011      2010       2011       2010
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,095)    (4,965)   (5,331)   (2,571)  (9,902)    (9,894)    (3,114)    (6,202)
   Net realized gain
     (loss) on
     investments.............   10,906       (614)   11,332    18,340   33,975     86,640    178,577    136,336
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (3,637)    51,425   (17,269)   76,509  (57,153)    49,381   (166,454)   211,283
   Capital gain
     distribution............       --         --        --        --       --         --         --         --
                              --------   --------   -------  --------  -------   --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    3,174     45,846   (11,268)   92,278  (33,080)   126,127      9,009    341,417
                              --------   --------   -------  --------  -------   --------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............    1,209        779     1,210       434    1,210        434        900      1,140
   Death benefits............  (11,622)   (21,580)  (11,162)  (12,767) (10,699)   (12,717)    (6,213)     5,967
   Surrenders................  (23,953)   (30,917)  (23,872)  (27,537) (34,331)   (25,142)  (336,484)  (235,403)
   Administrative
     expenses................     (308)      (410)     (373)     (379)    (366)      (350)    (1,696)    (1,599)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (13,214)  (337,905)    1,665    80,769  (16,890)    54,708   (114,801)  (103,493)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (47,888)  (390,033)  (32,532)   40,520  (61,076)    16,933   (458,294)  (333,388)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Increase (decrease) in
  net assets.................  (44,714)  (344,187)  (43,800)  132,798  (94,156)   143,060   (449,285)     8,029
Net assets at beginning
  of year....................  481,414    825,601   536,752   403,954  566,245    423,185  1,800,277  1,792,248
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Net assets at end of year.... $436,700    481,414   492,952   536,752  472,089    566,245  1,350,992  1,800,277
                              ========   ========   =======  ========  =======   ========  =========  =========
Change in units (note 5):
   Units purchased...........    6,847    227,550     9,618   188,844   10,514    172,323      6,034     17,822
   Units redeemed............  (11,354)  (273,923)  (12,446) (182,230) (15,338)  (168,265)   (35,218)   (41,937)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (4,507)   (46,373)   (2,828)    6,614   (4,824)     4,058    (29,184)   (24,115)
                              ========   ========   =======  ========  =======   ========  =========  =========

                              ----------------
                              JPMORGAN INSURANCE
                               TRUST SMALL CAP
                              CORE PORTFOLIO --
                                   CLASS 1
                              ----------------

                              ----------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (4,317)   (4,825)
   Net realized gain
     (loss) on
     investments.............  23,252    15,628
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (34,220)   55,276
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (15,285)   66,079
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --     5,267
   Surrenders................ (54,090)  (40,481)
   Administrative
     expenses................    (214)     (211)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  10,823    27,082
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (43,481)   (8,343)
                              -------   -------
Increase (decrease) in
  net assets................. (58,766)   57,736
Net assets at beginning
  of year.................... 325,398   267,662
                              -------   -------
Net assets at end of year.... 266,632   325,398
                              =======   =======
Change in units (note 5):
   Units purchased...........   1,382     4,257
   Units redeemed............  (3,911)   (4,845)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,529)     (588)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                JPMORGAN INSURANCE
                                TRUST (CONTINUED)                                     JANUS ASPEN SERIES
                              ---------------------  -------------------------------------------------------------------
                                JPMORGAN INSURANCE
                                TRUST U.S. EQUITY                                                       ENTERPRISE
                                   PORTFOLIO --      BALANCED PORTFOLIO --  BALANCED PORTFOLIO --      PORTFOLIO --
                                     CLASS 1         INSTITUTIONAL SHARES      SERVICE SHARES      INSTITUTIONAL SHARES
                              ---------------------  --------------------  ----------------------  --------------------
                                                                        YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------------
                                 2011        2010       2011       2010       2011        2010        2011       2010
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (13,888)   (18,306)    15,786     21,298      80,518     108,014    (12,392)   (14,205)
   Net realized gain
     (loss) on
     investments.............     29,868    106,924     33,968     46,659     141,761     218,389    (16,675)  (103,601)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (89,128)   192,313   (106,219)    41,644  (1,005,012)    519,793     14,661    338,911
   Capital gain
     distribution............         --         --     66,636         --     711,936          --         --         --
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    (73,148)   280,931     10,171    109,601     (70,797)    846,196    (14,406)   221,105
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      4,838      1,708        360         --     262,777     882,096        445        365
   Death benefits............    (46,648)   (48,383)   (13,610)   (35,581)    (13,374)      2,948        134    (11,308)
   Surrenders................   (106,902)   (95,857)  (187,329)  (426,580)   (985,514)   (844,329)  (295,055)  (268,816)
   Administrative
     expenses................     (1,419)    (1,321)    (1,184)    (1,353)    (75,915)    (65,222)    (1,079)    (1,248)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     20,325    909,898    (52,227)     5,449     167,175     560,810    (21,663)   (20,564)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (129,806)   766,045   (253,990)  (458,065)   (644,851)    536,303   (317,218)  (301,571)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (202,954) 1,046,976   (243,819)  (348,464)   (715,648)  1,382,499   (331,624)   (80,466)
Net assets at beginning
  of year....................  2,154,923  1,107,947  1,479,676  1,828,140  14,834,045  13,451,546  1,048,471  1,128,937
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year.... $1,951,969  2,154,923  1,235,857  1,479,676  14,118,397  14,834,045    716,847  1,048,471
                              ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........     27,670    687,435        590        438      96,997     357,249        237      5,355
   Units redeemed............    (40,169)  (600,808)   (13,166)   (24,620)   (144,371)   (292,141)   (18,507)   (26,060)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (12,499)    86,627    (12,576)   (24,182)    (47,374)     65,108    (18,270)   (20,705)
                              ==========  =========  =========  =========  ==========  ==========  =========  =========


                              -----------------

                                 ENTERPRISE
                                PORTFOLIO --
                               SERVICE SHARES
                              ----------------

                              -----------------
                                2011     2010
                              -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,870)  (2,220)
   Net realized gain
     (loss) on
     investments.............  36,475    4,298
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (34,824)  30,391
   Capital gain
     distribution............      --       --
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    (219)  32,469
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............     168      168
   Death benefits............   1,075       --
   Surrenders................ (73,422)  (7,040)
   Administrative
     expenses................     (19)     (21)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (565)   6,871
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (72,763)     (22)
                              -------  -------
Increase (decrease) in
  net assets................. (72,982)  32,447
Net assets at beginning
  of year.................... 165,837  133,390
                              -------  -------
Net assets at end of year....  92,855  165,837
                              =======  =======
Change in units (note 5):
   Units purchased...........     690      693
   Units redeemed............  (5,083)    (727)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,393)     (34)
                              =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                 JANUS ASPEN SERIES (CONTINUED)
                              ------------------------------------------------------------------------------------
                                FLEXIBLE BOND                                                    GLOBAL TECHNOLOGY
                                 PORTFOLIO --       FORTY PORTFOLIO --     FORTY PORTFOLIO --      PORTFOLIO --
                              INSTITUTIONAL SHARES INSTITUTIONAL SHARES      SERVICE SHARES       SERVICE SHARES
                              -------------------  --------------------  ----------------------  ---------------
                                                                    YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011       2010       2011       2010       2011        2010      2011      2010
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,254     4,623     (11,169)   (15,643)   (116,917)   (130,101)   (174)     (294)
   Net realized gain
     (loss) on
     investments.............      664     5,147      85,471     69,268     192,565     481,652   1,149     3,876
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (2,823)   (2,782)   (152,973)     8,740    (765,312)   (359,496) (1,910)      293
   Capital gain
     distribution............    1,474       345          --         --          --          --      --        --
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,569     7,333     (78,671)    62,365    (689,664)     (7,945)   (935)    3,875
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --          90         --      75,824     801,175      --        --
   Death benefits............       --        --          --    (13,853)     (2,109)     (7,683)     --        --
   Surrenders................  (15,243)  (67,056)   (394,394)  (282,789) (1,326,416)   (401,912) (2,272)  (10,818)
   Administrative
     expenses................      (45)      (43)       (824)    (1,081)    (48,898)    (52,408)    (14)      (21)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      347     1,690     (18,425)   (20,836)    926,544  (6,000,519)    896     3,869
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (14,941)  (65,409)   (413,553)  (318,559)   (375,055) (5,661,347) (1,390)   (6,970)
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets.................  (11,372)  (58,076)   (492,224)  (256,194) (1,064,719) (5,669,292) (2,325)   (3,095)
Net assets at beginning
  of year....................   74,993   133,069   1,334,632  1,590,826   8,527,351  14,196,643  12,360    15,455
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Net assets at end of year.... $ 63,621    74,993     842,408  1,334,632   7,462,632   8,527,351  10,035    12,360
                              ========   =======   =========  =========  ==========  ==========  ======   =======
Change in units (note 5):
   Units purchased...........       19        95         460      5,023     198,669     885,198     120       412
   Units redeemed............     (822)   (3,777)    (23,270)   (23,524)   (225,621) (1,546,230)   (249)     (971)
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (803)   (3,682)    (22,810)   (18,501)    (26,952)   (661,032)   (129)     (559)
                              ========   =======   =========  =========  ==========  ==========  ======   =======

                              -------------------

                              JANUS PORTFOLIO --
                              INSTITUTIONAL SHARES
                              -------------------

                              -------------------
                                2011       2010
                              --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (4,778)   (2,082)
   Net realized gain
     (loss) on
     investments.............  (31,212)  (17,064)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    8,086    98,255
   Capital gain
     distribution............       --        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (27,904)   79,109
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............      355       365
   Death benefits............       89    (9,004)
   Surrenders................ (242,986)  (56,636)
   Administrative
     expenses................     (441)     (554)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (9,104)     (275)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (252,087)  (66,104)
                              --------   -------
Increase (decrease) in
  net assets................. (279,991)   13,005
Net assets at beginning
  of year....................  670,642   657,637
                              --------   -------
Net assets at end of year....  390,651   670,642
                              ========   =======
Change in units (note 5):
   Units purchased...........      376        61
   Units redeemed............  (23,077)   (6,536)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (22,701)   (6,475)
                              ========   =======


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               JANUS ASPEN SERIES (CONTINUED)
                              -------------------------------------------------------------------------------------
                              JANUS PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- WORLDWIDE PORTFOLIO --
                               SERVICE SHARES    INSTITUTIONAL SHARES     SERVICE SHARES     INSTITUTIONAL SHARES
                              ----------------   --------------------  --------------------  ---------------------
                                                                   YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------
                                2011      2010     2011       2010        2011       2010      2011        2010
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (984)   (1,151)   (5,062)    (6,632)     (8,826)    (9,254)   (5,203)     (5,929)
   Net realized gain
     (loss) on
     investments.............     711     1,216     7,695    172,216     123,462     22,904   (55,558)    (68,049)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (6,017)    9,632  (212,073)    20,496    (392,239)   184,009   (17,293)    171,511
   Capital gain
     distribution............      --        --     5,267         --       7,148         --        --          --
                              -------   -------  --------   --------   ---------  ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........  (6,290)    9,697  (204,173)   186,080    (270,455)   197,659   (78,054)     97,533
                              -------   -------  --------   --------   ---------  ---------   --------   --------
From capital
  transactions (note 4):
   Net premiums..............      --        --        --         --          --         --       445         365
   Death benefits............      --        --   (17,386)        --          --         --        40        (640)
   Surrenders................  (1,700)   (3,323)  (96,541)  (392,912)   (233,755)   (32,515) (205,262)   (117,399)
   Administrative
     expenses................     (19)      (20)     (500)      (635)       (255)      (461)     (449)       (510)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      82   (25,360)    3,515    (42,474)       (373)    (4,061)  (13,887)    (38,003)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,637)  (28,703) (110,912)  (436,021)   (234,383)   (37,037) (219,113)   (156,187)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Increase (decrease) in
  net assets.................  (7,927)  (19,006) (315,085)  (249,941)   (504,838)   160,622  (297,167)    (58,654)
Net assets at beginning
  of year....................  91,659   110,665   670,396    920,337   1,034,133    873,511   726,385     785,039
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Net assets at end of year.... $83,732    91,659   355,311    670,396     529,295  1,034,133   429,218     726,385
                              =======   =======  ========   ========   =========  =========   ========   ========
Change in units (note 5):
   Units purchased...........       9     1,659       613      9,160          --         83       433       2,952
   Units redeemed............    (193)   (4,797)   (5,305)   (24,895)    (10,006)    (1,657)  (21,440)    (19,082)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (184)   (3,138)   (4,692)   (15,735)    (10,006)    (1,574)  (21,007)    (16,130)
                              =======   =======  ========   ========   =========  =========   ========   ========

                              ---------------------
                              WORLDWIDE PORTFOLIO --
                               SERVICE SHARES
                              ---------------------

                              ---------------------
                                2011        2010
                               -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (2,268)     (2,833)
   Net realized gain
     (loss) on
     investments.............   8,833       4,357
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (36,221)     29,303
   Capital gain
     distribution............      --          --
                               -------     -------
       Increase
         (decrease) in
         net assets from
         operations.......... (29,656)     30,827
                               -------     -------
From capital
  transactions (note 4):
   Net premiums..............     168         168
   Death benefits............      --          --
   Surrenders................ (53,788)    (61,864)
   Administrative
     expenses................     (45)        (55)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   3,723     (12,667)
                               -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (49,942)    (74,418)
                               -------     -------
Increase (decrease) in
  net assets................. (79,598)    (43,591)
Net assets at beginning
  of year.................... 248,617     292,208
                               -------     -------
Net assets at end of year.... 169,019     248,617
                               =======     =======
Change in units (note 5):
   Units purchased...........     779         686
   Units redeemed............  (5,741)     (9,711)
                               -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,962)     (9,025)
                               =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              ---------------------------------------------------------------------------------------
                                                                                         LEGG MASON
                                                     LEGG MASON        LEGG MASON        CLEARBRIDGE      LEGG MASON
                                  LEGG MASON        CLEARBRIDGE       CLEARBRIDGE         VARIABLE        CLEARBRIDGE
                                 CLEARBRIDGE      VARIABLE EQUITY   VARIABLE EQUITY      FUNDAMENTAL    VARIABLE LARGE
                              VARIABLE AGGRESSIVE  INCOME BUILDER    INCOME BUILDER     ALL CAP VALUE      CAP VALUE
                              GROWTH PORTFOLIO --   PORTFOLIO --      PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                   CLASS II           CLASS I           CLASS II           CLASS I          CLASS I
                              -----------------   ---------------  -----------------  ----------------  --------------
                                                              YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------
                                2011       2010    2011     2010     2011     2010      2011     2010    2011    2010
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $(10,370)   (9,995)    103       56    6,084    10,216   (1,095)     351     282     566
   Net realized gain
     (loss) on
     investments.............   16,712     6,296    (480) (22,903) (16,778)   (1,872)  (8,443) (26,739)    238    (160)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     (512)  141,050     752   27,298   41,471    45,997  (11,921)  77,356     809   2,492
   Capital gain
     distribution............       --        --      --       --       --        --       --       --      --      --
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,830   137,351     375    4,451   30,777    54,341  (21,459)  50,968   1,329   2,898
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
From capital
  transactions (note 4):
   Net premiums..............    5,113     4,971      --       --       --        --   19,210    3,804      --      --
   Death benefits............       --        --      --   (2,591)      --        --       --       --      --      --
   Surrenders................  (39,393)  (76,468) (1,146) (53,868) (30,236)  (12,271) (90,544) (62,140) (4,543) (4,600)
   Administrative
     expenses................   (1,043)     (985)     (5)      (9)    (527)     (383)    (395)    (486)    (44)    (41)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (45,424)    9,763    (186)     118  (44,490)  (13,649)   4,016   (7,942)     (1)      5
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (80,747)  (62,719) (1,337) (56,350) (75,253)  (26,303) (67,713) (66,764) (4,588) (4,636)
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Increase (decrease) in
  net assets.................  (74,917)   74,632    (962) (51,899) (44,476)   28,038  (89,172) (15,796) (3,259) (1,738)
Net assets at beginning
  of year....................  696,776   622,144   6,673   58,572  598,793   570,755  380,273  396,069  37,767  39,505
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Net assets at end of year.... $621,859   696,776   5,711    6,673  554,317   598,793  291,101  380,273  34,508  37,767
                              ========   =======  ======  =======  =======  ========  =======  =======  ======  ======
Change in units (note 5):
   Units purchased...........      565     2,151      --       28    1,130   235,259    4,043    3,817      --      --
   Units redeemed............   (5,950)   (6,908)   (152)  (6,783)  (9,956) (238,686) (11,521) (12,418)   (346)   (381)
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,385)   (4,757)   (152)  (6,755)  (8,826)   (3,427)  (7,478)  (8,601)   (346)   (381)
                              ========   =======  ======  =======  =======  ========  =======  =======  ======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 LEGG MASON
                              PARTNERS VARIABLE
                                INCOME TRUST                              MFS(R) VARIABLE INSURANCE TRUST
                              ----------------   -------------------------------------------------------------------
                                 LEGG MASON
                                WESTERN ASSET
                              VARIABLE STRATEGIC MFS(R) INVESTORS GROWTH MFS(R) INVESTORS TRUST MFS(R) NEW DISCOVERY
                              BOND PORTFOLIO --  STOCK SERIES -- SERVICE   SERIES -- SERVICE    SERIES -- SERVICE
                                   CLASS I           CLASS SHARES            CLASS SHARES          CLASS SHARES
                              ----------------   ----------------------  --------------------   -------------------
                                                                    YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                2011      2010      2011        2010        2011        2010      2011       2010
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   964       486    (17,181)    (17,564)     (9,281)     (6,356)  (10,946)  (12,487)
   Net realized gain
     (loss) on
     investments.............     (13)     (569)    65,935      19,117      43,436      16,229    81,105    20,740
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   1,442     6,419    (59,878)    131,512     (69,731)     91,290  (221,723)  231,340
   Capital gain
     distribution............      --        --         --          --          --          --    83,955        --
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   2,393     6,336    (11,124)    133,065     (35,576)    101,163   (67,609)  239,593
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --      1,817         300       3,805       2,297        --        --
   Death benefits............      --        --         --      (2,027)         --     (43,213)      904        --
   Surrenders................  (1,150)  (23,481)  (216,127)   (110,732)   (272,985)   (208,929) (309,611)  (83,592)
   Administrative
     expenses................     (41)      (44)    (1,139)     (1,149)     (1,724)     (1,808)     (310)     (461)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (79)      160   (127,471)    (54,134)    (81,931)    (45,288)  (81,116)   11,711
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,270)  (23,365)  (342,920)   (167,742)   (352,835)   (296,941) (390,133)  (72,342)
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Increase (decrease) in
  net assets.................   1,123   (17,029)  (354,044)    (34,677)   (388,411)   (195,778) (457,742)  167,251
Net assets at beginning
  of year....................  44,625    61,654  1,421,176   1,455,853   1,273,480   1,469,258   935,191   767,940
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Net assets at end of year.... $45,748    44,625  1,067,132   1,421,176     885,069   1,273,480   477,449   935,191
                              =======   =======  =========   =========   =========   =========  ========   =======
Change in units (note 5):
   Units purchased...........      33        38      2,019      18,719       1,391       9,063     3,035    10,953
   Units redeemed............    (109)   (1,496)   (37,859)    (37,758)    (33,611)    (39,115)  (31,902)  (17,624)
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (76)   (1,458)   (35,840)    (19,039)    (32,220)    (30,052)  (28,867)   (6,671)
                              =======   =======  =========   =========   =========   =========  ========   =======



                              ------------------


                               MFS(R) STRATEGIC
                               INCOME SERIES --
                              SERVICE CLASS SHARES
                              ------------------

                              -----------------
                                2011       2010
                              --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   19,518     16,193
   Net realized gain
     (loss) on
     investments.............    2,640     14,478
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (6,714)    13,571
   Capital gain
     distribution............       --         --
                              --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   15,444     44,242
                              --------   --------
From capital
  transactions (note 4):
   Net premiums..............       --         20
   Death benefits............       --     (1,520)
   Surrenders................ (172,600)   (45,951)
   Administrative
     expenses................     (606)      (595)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (32,677)  (333,712)
                              --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (205,883)  (381,758)
                              --------   --------
Increase (decrease) in
  net assets................. (190,439)  (337,516)
Net assets at beginning
  of year....................  562,925    900,441
                              --------   --------
Net assets at end of year....  372,486    562,925
                              ========   ========
Change in units (note 5):
   Units purchased...........      996     18,057
   Units redeemed............  (15,009)   (51,324)
                              --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (14,013)   (33,267)
                              ========   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)              OPPENHEIMER VARIABLE ACCOUNT FUNDS
                     --------------------------------------------             -----------------------------------

                                                                                          OPPENHEIMER           OPPENHEIMER
                              MFS(R) TOTAL RETURN SERIES -- MFS(R) UTILITIES SERIES -- BALANCED FUND/VA --  BALANCED FUND/VA --
                                SERVICE CLASS SHARES        SERVICE CLASS SHARES       NON-SERVICE SHARES     SERVICE SHARES
                              ----------------------------  -------------------------  ------------------  --------------------
                                                                      YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------------------
                                  2011           2010          2011          2010        2011      2010       2011       2010
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    63,287         92,182       52,576        57,017      2,656         8       9,253    (50,939)
   Net realized gain
     (loss) on
     investments.............       5,053       (226,474)      96,718        (8,344)   (11,201)  (17,435)   (163,891)  (292,893)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (109,133)     1,125,056       41,775       367,159      7,452    48,083      58,079  1,013,290
   Capital gain
     distribution............          --             --           --            --         --        --          --         --
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (40,793)       990,764      191,069       415,832     (1,093)   30,656     (96,559)   669,458
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      79,894        398,208       13,733       152,879        355       365      51,748    132,947
   Death benefits............      (7,857)            --      (12,517)           --         80    (1,889)         --         --
   Surrenders................  (1,111,662)      (584,831)    (414,312)     (360,929)   (32,338)  (17,736)   (349,660)  (412,959)
   Administrative
     expenses................     (46,954)       (44,365)     (10,997)      (10,389)      (267)     (267)    (23,190)   (21,844)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (224,273)       282,921     (181,657)      (68,820)       (36)  (18,842)   (236,613)  (113,729)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,310,852)        51,933     (605,750)     (287,259)   (32,206)  (38,369)   (557,715)  (415,585)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................  (1,351,645)     1,042,697     (414,681)      128,573    (33,299)   (7,713)   (654,274)   253,873
Net assets at beginning
  of year....................  14,027,033     12,984,336    3,938,446     3,809,873    280,300   288,013   6,819,646  6,565,773
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Net assets at end of year.... $12,675,388     14,027,033    3,523,765     3,938,446    247,001   280,300   6,165,372  6,819,646
                               ===========     ==========    =========     =========   =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........      89,990        698,164        9,684        42,741         50       156      34,639    215,217
   Units redeemed............    (209,619)      (693,235)     (46,209)      (55,990)    (2,744)   (3,598)   (102,177)  (265,376)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (119,629)         4,929      (36,525)      (13,249)    (2,694)   (3,442)    (67,538)   (50,159)
                               ===========     ==========    =========     =========   =======   =======   =========  =========

                                 OPPENHEIMER
                              CAPITAL APPRECIATION
                                 FUND/VA --
                              NON-SERVICE SHARES
                              -------------------

                              --------------------
                                2011       2010
                               -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (2,449)    (3,040)
   Net realized gain
     (loss) on
     investments.............     888       (910)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (4,265)    22,534
   Capital gain
     distribution............      --         --
                               -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (5,826)    18,584
                               -------   -------
From capital
  transactions (note 4):
   Net premiums..............     355        365
   Death benefits............      --    (18,229)
   Surrenders................ (14,255)   (42,629)
   Administrative
     expenses................    (314)      (360)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      44       (968)
                               -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (14,170)   (61,821)
                               -------   -------
Increase (decrease) in
  net assets................. (19,996)   (43,237)
Net assets at beginning
  of year.................... 238,092    281,329
                               -------   -------
Net assets at end of year.... 218,096    238,092
                               =======   =======
Change in units (note 5):
   Units purchased...........      79        112
   Units redeemed............  (1,228)    (5,355)
                               -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (1,149)    (5,243)
                               =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------------------------------
                                   OPPENHEIMER          OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                               CAPITAL APPRECIATION      CORE BOND         GLOBAL SECURITIES       HIGH INCOME
                                    FUND/VA --          FUND/VA --            FUND/VA --           FUND/VA --
                                  SERVICE SHARES     NON-SERVICE SHARES     SERVICE SHARES      NON-SERVICE SHARES
                              ---------------------  ----------------   ----------------------  ----------------
                                                                       YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                 2011        2010      2011      2010      2011        2010       2011      2010
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (41,512)   (47,145)  17,144     1,787     (75,738)    (56,386)   3,858     2,421
   Net realized gain
     (loss) on
     investments.............     60,457    (13,261) (24,198)  (23,386)    508,669     440,116  (11,344)  (13,417)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (96,926)   271,937   30,039    59,740  (1,698,118)  1,485,640    5,743    17,176
   Capital gain
     distribution............         --         --       --        --          --          --       --        --
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    (77,981)   211,531   22,985    38,141  (1,265,187)  1,869,370   (1,743)    6,180
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............     11,754     10,750       --        --     103,264     675,126       --        --
   Death benefits............     (4,880)      (756)  (8,727)       --     (10,727)    (13,912)      --        --
   Surrenders................   (408,599)  (282,843) (56,432)  (57,242) (1,389,922)   (980,906)  (4,117)   (5,385)
   Administrative
     expenses................     (3,865)    (3,809)    (211)     (266)    (72,172)    (64,991)     (42)      (49)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (151,365)   (12,166)  (2,201)      443    (147,357)    (77,548)    (446)       16
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (556,955)  (288,824) (67,571)  (57,065) (1,516,914)   (462,231)  (4,605)   (5,418)
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (634,936)   (77,293) (44,586)  (18,924) (2,782,101)  1,407,139   (6,348)      762
Net assets at beginning
  of year....................  3,119,133  3,196,426  369,203   388,127  14,902,852  13,495,713   50,309    49,547
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Net assets at end of year.... $2,484,197  3,119,133  324,617   369,203  12,120,751  14,902,852   43,961    50,309
                              ==========  =========  =======   =======  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........      7,733     25,068      261       605     189,506     731,562      260       216
   Units redeemed............    (50,280)   (47,844)  (6,774)   (6,324)   (284,148)   (728,029)  (1,523)   (1,783)
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (42,547)   (22,776)  (6,513)   (5,719)    (94,642)      3,533   (1,263)   (1,567)
                              ==========  =========  =======   =======  ==========  ==========  =======   =======

                              ---------------------
                                    OPPENHEIMER
                                    MAIN STREET
                                    FUND/VA --
                                  SERVICE SHARES
                              ----------------------

                              ---------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (328,503)   (224,445)
   Net realized gain
     (loss) on
     investments.............  1,071,181   1,227,088
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,289,447)  3,377,702
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (546,769)  4,380,345
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............    286,116   1,326,805
   Death benefits............    (29,793)    (56,596)
   Surrenders................ (2,115,061) (1,735,146)
   Administrative
     expenses................   (183,956)   (164,602)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (992,458)  8,756,959
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (3,035,152)  8,127,420
                              ----------  ----------
Increase (decrease) in
  net assets................. (3,581,921) 12,507,765
Net assets at beginning
  of year.................... 31,205,841  18,698,076
                              ----------  ----------
Net assets at end of year.... 27,623,920  31,205,841
                              ==========  ==========
Change in units (note 5):
   Units purchased...........    370,404   3,417,470
   Units redeemed............   (687,282) (2,280,149)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (316,878)  1,137,321
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)              PIMCO VARIABLE INSURANCE TRUST
                           -----------------------------------------------------------    --------------------------------------
                                                                                                                  FOREIGN BOND
                                                                                                                    PORTFOLIO
                           OPPENHEIMER MAIN STREET  OPPENHEIMER SMALL- OPPENHEIMER SMALL-       ALL ASSET         (U.S. DOLLAR
                               SMALL- & MID-CAP     & MID-CAP GROWTH   & MID-CAP GROWTH       PORTFOLIO --         HEDGED) --
                                FUND(R)/VA --          FUND/VA --         FUND/VA --             ADVISOR         ADMINISTRATIVE
                                SERVICE SHARES      NON-SERVICE SHARES  SERVICE SHARES        CLASS SHARES        CLASS SHARES
                           -----------------------  ----------------   ----------------   --------------------  ----------------
                                                                 YEAR ENDED DECEMBER 31,
                           ---------------------------------------------------------------------------------------------------
                               2011        2010       2011      2010     2011      2010      2011       2010      2011     2010
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Increase (decrease)
  in net assets
From operations:
   Net investment
     income
     (expense)............ $  (224,442)   (166,847)  (3,107)   (3,445)  (3,717)   (3,337)    99,618     85,629      459    2,562
   Net realized
     gain (loss) on
     investments..........     812,189     553,286   (9,018)  (53,649)   7,329    (1,853)     2,654        (78)     540      216
   Change in
     unrealized
     appreciation
     (depreciation)
     on investments.......  (1,078,447)  3,168,861   14,342   112,230   (3,278)   57,283   (102,963)    89,394    2,780    3,642
   Capital gain
     distribution.........          --          --       --        --       --        --         --         --      950      449
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
       Increase
         (decrease)
         in net
         assets
         from
         operations.......    (490,700)  3,555,300    2,217    55,136      334    52,093       (691)   174,945    4,729    6,869
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
From capital
  transactions
  (note 4):
   Net premiums...........     160,880     242,882       --        --       --        --      2,429      9,065       --       --
   Death benefits.........     (36,735)    (31,130)      --        --       --        --         --         --       --       --
   Surrenders.............  (1,334,340)   (730,723) (34,666)  (71,366) (37,221)   (7,697)  (177,262)  (108,981) (30,979) (12,182)
   Administrative
     expenses.............     (94,444)    (55,403)    (336)     (357)    (284)     (213)    (3,210)    (3,705)     (24)     (20)
   Transfers
     between
     subaccounts
     (including
     fixed
     account), net........    (705,679)  8,880,238       29    (3,920) (24,649)   11,496     51,838    253,733   23,500    2,909
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
       Increase
         (decrease)
         in net
         assets
         from
         capital
         transactions.....  (2,010,318)  8,305,864  (34,973)  (75,643) (62,154)    3,586   (126,205)   150,112   (7,503)  (9,293)
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Increase (decrease)
  in net assets...........  (2,501,018) 11,861,164  (32,756)  (20,507) (61,820)   55,679   (126,896)   325,057   (2,774)  (2,424)
Net assets at
  beginning of year.......  18,255,327   6,394,163  230,642   251,149  257,747   202,068  1,830,993  1,505,936  101,599  104,023
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Net assets at end
  of year................. $15,754,309  18,255,327  197,886   230,642  195,927   257,747  1,704,097  1,830,993   98,825  101,599
                           ===========  ==========  =======   =======  =======   =======  =========  =========  =======  =======
Change in units
  (note 5):
   Units purchased........     281,582   1,965,642      211     2,023       44     1,348     41,422     35,838    2,263      240
   Units redeemed.........    (420,118)   (916,644)  (3,210)   (9,958)  (4,755)     (988)   (52,788)   (21,811)  (2,784)    (900)
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
   Net increase
     (decrease) in
     units from
     capital
     transactions
     with contract
     owners...............    (138,536)  1,048,998   (2,999)   (7,935)  (4,711)      360    (11,366)    14,027     (521)    (660)
                           ===========  ==========  =======   =======  =======   =======  =========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                                          LONG-TERM U.S.
                                                            GOVERNMENT             LOW DURATION             TOTAL RETURN
                             HIGH YIELD PORTFOLIO --       PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ADMINISTRATIVE          ADMINISTRATIVE          ADMINISTRATIVE           ADMINISTRATIVE
                                   CLASS SHARES            CLASS SHARES            CLASS SHARES             CLASS SHARES
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010        2011        2010         2011        2010
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   608,425     588,335      79,001     328,278      (3,656)     89,699      533,508   2,238,797
 Net realized gain
   (loss) on investments....     154,637     422,719     103,795    (164,913)    167,743     360,900      723,664   1,223,508
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (566,885)    239,223   1,192,760     661,170    (370,992)    770,829     (887,625)    242,863
 Capital gain
   distribution.............          --          --     138,583          --          --          --      710,488     107,599
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     196,177   1,250,277   1,514,139     824,535    (206,905)  1,221,428    1,080,035   3,812,767
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     111,456     464,069      18,662     230,790     409,803   2,801,179      383,741   3,587,922
 Death benefits.............     (23,543)    (26,527)     (2,089)       (167)    (82,838)    (99,081)     (40,492)    (97,031)
 Surrenders.................  (1,340,345)   (841,706) (1,171,024) (1,462,289) (2,162,937) (1,561,285)  (9,005,413) (7,075,457)
 Administrative expenses....     (52,751)    (42,634)    (14,661)    (17,367)   (230,584)   (207,749)    (249,856)   (243,352)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (277,798)  2,316,253    (493,516) (4,484,415)    443,507  (5,591,745)  (2,281,087)  7,665,932
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,582,981)  1,869,455  (1,662,628) (5,733,448) (1,623,049) (4,658,681) (11,193,107)  3,838,014
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  (1,386,804)  3,119,732    (148,489) (4,908,913) (1,829,954) (3,437,253) (10,113,072)  7,650,781
Net assets at beginning
 of year....................  12,016,714   8,896,982   6,870,026  11,778,939  36,933,944  40,371,197   59,094,881  51,444,100
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $10,629,910  12,016,714   6,721,537   6,870,026  35,103,990  36,933,944   48,981,809  59,094,881
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     103,507     773,588      27,286     342,785     642,962   3,238,360      600,542   2,584,431
 Units redeemed.............    (214,033)   (602,771)   (121,361)   (778,551)   (780,615) (3,647,680)  (1,314,898) (2,136,246)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (110,526)    170,817     (94,075)   (435,766)   (137,653)   (409,320)    (714,356)    448,185
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========

                                   RYDEX
                               VARIABLE TRUST
                             -----------------



                                 NASDAQ --
                                100(R) FUND
                             -----------------

                             ------------------
                               2011      2010
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (10,189) (13,038)
 Net realized gain
   (loss) on investments....  130,151   21,389
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (106,267) 114,029
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   13,695  122,380
                             --------  -------
From capital
 transactions (note 4):
 Net premiums...............       --       --
 Death benefits............. (281,398)  (2,924)
 Surrenders.................  (65,862) (68,706)
 Administrative expenses....     (104)     (97)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (24,268)  (7,795)
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (371,632) (79,522)
                             --------  -------
Increase (decrease) in
 net assets................. (357,937)  42,858
Net assets at beginning
 of year....................  858,786  815,928
                             --------  -------
Net assets at end of year...  500,849  858,786
                             ========  =======
Change in units (note 5):
 Units purchased............    1,389    1,287
 Units redeemed.............  (34,677) (10,001)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (33,288)  (8,714)
                             ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                      THE ALGER PORTFOLIOS
                              ------------------------------------
                               ALGER LARGE CAP     ALGER SMALL CAP
                              GROWTH PORTFOLIO -- GROWTH PORTFOLIO --
                               CLASS I-2 SHARES    CLASS I-2 SHARES
                              -----------------   -----------------

                              ---------------------------------------
                                2011       2010     2011       2010
                              --------   -------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (803)   (1,327)   (2,827)   (3,448)
   Net realized gain
     (loss) on
     investments.............   (1,131)   (5,617)   32,851     5,058
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (1,424)   29,359   (31,580)   50,265
   Capital gain
     distribution............       --        --        --        --
                              --------   -------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   (3,358)   22,415    (1,556)   51,875
                              --------   -------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --        --        --
   Death benefits............       --    (1,066)       --        --
   Surrenders................  (11,413)  (25,518)  (98,431)  (32,347)
   Administrative
     expenses................     (159)     (186)     (237)     (255)
   Transfers between
     subaccounts
     (including fixed
     account), net...........        1       (22)   (2,053)   (3,542)
                              --------   -------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (11,571)  (26,792) (100,721)  (36,144)
                              --------   -------  --------   -------
Increase (decrease) in
  net assets.................  (14,929)   (4,377) (102,277)   15,731
Net assets at beginning
  of year....................  206,608   210,985   262,429   246,698
                              --------   -------  --------   -------
Net assets at end of year.... $191,679   206,608   160,152   262,429
                              ========   =======  ========   =======
Change in units (note 5):
   Units purchased...........       --        --       611        68
   Units redeemed............   (1,010)   (2,561)   (8,130)   (3,432)
                              --------   -------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,010)   (2,561)   (7,519)   (3,364)
                              ========   =======  ========   =======

                                                THE PRUDENTIAL SERIES FUND
                              ------------------------------------------------------------------
                              JENNISON 20/20 FOCUS                           NATURAL RESOURCES
                                  PORTFOLIO --      JENNISON PORTFOLIO --      PORTFOLIO --
                                 CLASS II SHARES     CLASS II SHARES          CLASS II SHARES
                              --------------------  --------------------  ----------------------
                              YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------
                                 2011       2010      2011       2010        2011        2010
                              ---------  ---------   -------    -------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (19,192)   (22,054)  (1,709)    (1,580)      (61,654)    (71,420)
   Net realized gain
     (loss) on
     investments.............   108,082     (8,082)   2,694      2,377       333,667      45,963
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (133,956)   121,987   (3,856)     5,576    (1,111,388)    833,379
   Capital gain
     distribution............        --         --       --         --            --          --
                              ---------  ---------   -------    -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (45,066)    91,851   (2,871)     6,373      (839,375)    807,922
                              ---------  ---------   -------    -------   ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............        --      1,050   11,960         --        16,214     173,131
   Death benefits............        --         --       --         --            --          --
   Surrenders................  (140,839)   (65,743)  (4,793)   (15,135)     (840,446)   (292,947)
   Administrative
     expenses................    (1,784)    (2,595)    (248)      (189)      (19,005)    (20,278)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (388,052)    18,546  (16,195)    11,494       415,471  (1,026,600)
                              ---------  ---------   -------    -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (530,675)   (48,742)  (9,276)    (3,830)     (427,766) (1,166,694)
                              ---------  ---------   -------    -------   ----------  ----------
Increase (decrease) in
  net assets.................  (575,741)    43,109  (12,147)     2,543    (1,267,141)   (358,772)
Net assets at beginning
  of year.................... 1,596,831  1,553,722  115,547    113,004     4,584,639   4,943,411
                              ---------  ---------   -------    -------   ----------  ----------
Net assets at end of year.... 1,021,090  1,596,831  103,400    115,547     3,317,498   4,584,639
                              =========  =========   =======    =======   ==========  ==========
Change in units (note 5):
   Units purchased...........     6,364    186,805      898      2,620        81,432     261,741
   Units redeemed............   (32,146)  (189,031)  (1,574)    (3,186)      (90,265)   (386,171)
                              ---------  ---------   -------    -------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (25,782)    (2,226)    (676)      (566)       (8,833)   (124,430)
                              =========  =========   =======    =======   ==========  ==========


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              WELLS FARGO VARIABLE TRUST
                              ------------------------
                              WELLS FARGO ADVANTAGE VT
                                OMEGA GROWTH FUND --
                                       CLASS 2
                              ------------------------
                                            PERIOD FROM
                               YEAR ENDED    JULY 16 TO
                              DECEMBER 31,  DECEMBER 31,
                                  2011          2010
                              ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,142)        (859)
   Net realized gain
     (loss) on
     investments.............      2,551        2,938
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (12,183)      25,228
   Capital gain
     distribution............      1,103           --
                                --------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    (10,671)      27,307
                                --------      -------
From capital
  transactions (note 4):
   Net premiums..............         --           --
   Death benefits............         --           --
   Surrenders................     (2,434)      (1,661)
   Administrative
     expenses................       (632)        (337)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     25,317      101,748
                                --------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     22,251       99,750
                                --------      -------
Increase (decrease) in
  net assets.................     11,580      127,057
Net assets at beginning
  of year....................    127,057           --
                                --------      -------
Net assets at end of year....   $138,637      127,057
                                ========      =======
Change in units (note 5):
   Units purchased...........      2,648       21,694
   Units redeemed............       (895)     (11,610)
                                --------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      1,753       10,084
                                ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2011

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 Fund.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 Fund.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Technology VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares Fund.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I Shares Fund was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund Series I Shares Fund.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 on April 30, 2010.

   On April 30, 2010, the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I and the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Investors Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to the Oppenheimer Variable Account Funds
-- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares and the Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to the Oppenheimer Variable Account Funds --
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares on April 30, 2010.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;

   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;

   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;

   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;

   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares; and

   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares was liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2010 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2011.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2011, and there were no transfers between level 1 and level 2 during 2011.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in note 4(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   On September 30, 2011, the Board of Trustees for the Genworth Variable Insurance Trust (the "Trust") voted to terminate operations and liquidate the Portfolios of the Trust subject to shareholder approval of a Plan of Substitution. Under the Plan of Substitution, shares of the Trust Portfolios held in GLICNY separate accounts would be liquidated and substituted for shares of other Portfolios available in GLICNY variable annuity contracts. In a vote held on January 12, 2012, shareholders (i.e., contract owners) voted to approve the Plan of Substitution. The transaction closed on January 27, 2012, at which time all GVIT Portfolio shares were liquidated and assets were transferred to various Portfolios available under GLICNY variable annuity contracts.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2011 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $    62,531 $   323,833
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........      10,073     128,098
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............      50,007      74,904
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      48,077      58,488
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   2,162,608   2,241,503
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............      17,019     156,905
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series I
   shares.................     141,090       4,511
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................      23,730     225,603
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......     106,552     827,342
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............     281,431     430,448
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................     424,177     784,508
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................     164,961     354,890
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...     669,610   1,370,026
  AllianceBernstein
   International Value
   Portfolio -- Class B...   3,185,362   2,847,469
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...      19,323     138,592
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...     105,240     156,200
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   3,034,347   4,887,741
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      14,712     110,535
  VP International Fund
   -- Class I.............     190,452     214,182
  VP Ultra(R) Fund --
   Class I................      47,189     118,772
  VP Value Fund -- Class
   I......................      35,960     157,244
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     123,553     340,308
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  10,714,753  12,955,050
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......      34,157      72,012
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................      68,231     155,014
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.     268,974   1,072,631
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   1,279,495   1,899,628
DWS Variable Series II
  DWS Capital Growth VIP
   -- Class B Shares......     100,700       7,069
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      19,168     101,033
  DWS Large Cap Value
   VIP -- Class B Shares..     544,980      67,730
  DWS Strategic Value
   VIP -- Class B Shares..      54,321     560,167
  DWS Technology VIP --
   Class B Shares.........         311     106,871
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       7,347      45,145
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   1,304,804   1,375,238
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................      14,525      49,000

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............ $   954,038 $ 2,941,927
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......       1,253      27,608
  Federated High Income
   Bond Fund II --
   Primary Shares.........       2,350      23,743
  Federated High Income
   Bond Fund II --
   Service Shares.........     555,771   1,937,201
  Federated Kaufmann
   Fund II -- Service
   Shares.................   1,729,748   2,163,484
  Federated Managed
   Volatility Fund II.....       5,072      43,032
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................       4,622       2,967
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................      33,639     252,452
  VIP Balanced Portfolio
   -- Service Class 2.....   1,404,907   3,133,798
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................      30,660     166,704
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   2,012,290   7,428,910
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................       1,178      21,133
  VIP Equity-Income
   Portfolio -- Initial
   Class..................      25,385     149,501
  VIP Equity-Income
   Portfolio -- Service
   Class 2................     482,133   1,427,842
  VIP Growth & Income
   Portfolio -- Initial
   Class..................       5,060      23,282
  VIP Growth & Income
   Portfolio -- Service
   Class 2................     133,929     434,714
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................         568      29,228
  VIP Growth Portfolio
   -- Initial Class.......      11,954      97,429
  VIP Growth Portfolio
   -- Service Class 2.....      80,248     396,039
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........     531,550     719,396
  VIP Mid Cap Portfolio
   -- Service Class 2.....     417,413   3,008,514
  VIP Overseas Portfolio
   -- Initial Class.......       3,974       6,962
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      11,955      53,699
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   9,877,715  17,032,022
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.     112,569     145,575
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........     668,844   2,555,905
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   1,147,223   2,132,497
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........       2,700       1,948
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     235,026     444,380
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........       5,712       1,252
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........     227,252     489,409
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      39,513     310,666
  Income Fund -- Class 1
   Shares.................     177,697     483,374
  International Equity
   Fund -- Class 1 Shares.      12,922      14,045
  Mid-Cap Equity Fund --
   Class 1 Shares.........     262,329     528,377
  Money Market Fund.......  27,122,041  31,720,418
  Premier Growth Equity
   Fund -- Class 1 Shares.      14,814     213,906
  Real Estate Securities
   Fund -- Class 1 Shares.     626,182   1,451,814
  S&P 500(R) Index Fund...   1,371,199   5,393,588
  Small-Cap Equity Fund
   -- Class 1 Shares......      78,950     564,613
  Total Return Fund --
   Class 1 Shares.........   1,240,859   3,011,500
  Total Return Fund --
   Class 3 Shares.........   7,094,527  16,463,946
  U.S. Equity Fund --
   Class 1 Shares.........      43,277     253,960

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares......... $  906,662 $  776,887
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    237,400    183,541
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......  1,279,796  1,474,717
  Genworth Enhanced
   International Index
   Fund -- Service Shares.     94,993    203,805
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................  5,029,280  7,944,216
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.  1,359,283  1,845,404
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........  5,414,553  6,094,731
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.  2,887,243  1,988,186
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      1,073      3,029
  Goldman Sachs Mid Cap
   Value Fund.............     61,261    212,254
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...  1,197,866  1,790,811
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...    280,964    463,475
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      6,017     48,340
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...     71,556    123,111
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................     92,244    129,592
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...    106,198    176,897
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...    119,786    580,191
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...     20,573     68,234
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...    308,097    450,012
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...    113,031    284,608
  Balanced Portfolio --
   Service Shares.........  2,253,509  2,108,745
  Enterprise Portfolio
   -- Institutional
   Shares.................      3,730    332,879
  Enterprise Portfolio
   -- Service Shares......     12,438     87,076
  Flexible Bond
   Portfolio --
   Institutional Shares...      7,064     16,277
  Forty Portfolio --
   Institutional Shares...     11,447    436,182
  Forty Portfolio --
   Service Shares.........  2,217,441  2,713,484
  Global Technology
   Portfolio -- Service
   Shares.................      1,310      2,866
  Janus Portfolio --
   Institutional Shares...      6,373    263,249
  Janus Portfolio --
   Service Shares.........        475      3,097
  Overseas Portfolio --
   Institutional Shares...     22,937    133,657
  Overseas Portfolio --
   Service Shares.........      9,866    245,948
  Worldwide Portfolio --
   Institutional Shares...      7,042    231,369
  Worldwide Portfolio --
   Service Shares.........      7,162     59,376
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............      7,646     98,768
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I...        190      1,426
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..     26,877     95,681
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...     37,170    105,228
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I................        797      5,102
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I...      2,145      2,450

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................ $    24,344 $   399,153
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      24,100     384,790
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........     127,498     446,773
  MFS(R) Strategic
   Income Series --
   Service Class Shares..      41,838     228,263
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   1,299,813   2,583,040
  MFS(R) Utilities
   Series -- Service
   Class Shares..........     252,172     803,387
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....       6,968      36,519
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................     410,095     956,325
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.       1,847      17,972
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      99,376     695,635
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....      24,655      75,085
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   1,896,211   3,497,321
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....       5,491       6,237
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   3,336,041   6,681,435
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   2,768,700   5,002,830
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....       2,315      40,395
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................         698      66,417
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..     679,021     661,493
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........      35,162      41,150
  High Yield Portfolio
   -- Administrative
   Class Shares..........   2,223,545   3,178,397
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........     745,180   2,213,319
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   8,088,726   9,714,677
  Total Return Portfolio
   -- Administrative
   Class Shares..........  10,688,876  20,641,108
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..      19,377     401,126
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............       2,046      14,421
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............       6,948     110,500
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................     107,683     657,955
  Jennison Portfolio --
   Class II Shares.......      13,016      24,003
  Natural Resources
   Portfolio -- Class II
   Shares................   1,141,469   1,633,222
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............      34,643      13,487

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Trust") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to the Trust. As compensation for its services, GFWM is paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows:
0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. As discussed in note
(2)(f), "Subsequent Events," the Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2011 and 2010 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2011, 2010, 2009, 2008 and 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2011 and were available to contract owners during 2011.

                                       EXPENSE AS A                         NET   INVESTMENT
                                       % OF AVERAGE                        ASSETS   INCOME
                                      NET ASSETS (1)  UNITS   UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- ------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2011.............................. 1.45% to 1.85%  90,793 11.28 to 7.76   994    0.58%     (4.79)% to  (5.18)%
   2010.............................. 1.45% to 1.85% 114,541 11.85 to 8.18 1,310    0.35%       5.40% to    4.97%
   2009.............................. 1.45% to 1.85% 128,066 11.24 to 7.79 1,385    1.20%      45.60% to   45.01%
   2008.............................. 1.45% to 1.85% 139,828  7.72 to 5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007.............................. 1.45% to 1.95% 147,454 16.29 to 9.96 2,313    0.38%     (0.11)% to  (0.37)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                          NET   INVESTMENT
                                     % OF AVERAGE                         ASSETS   INCOME
                                    NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2011............................ 1.45% to 1.80%  30,964  7.73 to  8.31   255     0.14%    (9.24)% to  (9.57)%
   2010............................ 1.45% to 1.80%  43,795  8.52 to  9.19   397     0.74%     13.82% to   13.41%
   2009............................ 1.45% to 1.80%  48,679  7.48 to  8.10   389     0.63%     19.32% to   18.90%
   2008............................ 1.45% to 1.80%  55,101  6.27 to  6.82   367     0.00%   (43.33)% to (43.53)%
   2007............................ 1.45% to 1.80%  75,762 11.07 to 12.07   885     0.00%     10.38% to    9.99%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2011............................ 1.45% to 1.80%  65,776 10.66 to 10.45   662     0.97%    (1.51)% to  (1.86)%
   2010............................ 1.45% to 1.80%  67,837 10.82 to 10.64   694     0.97%      7.97% to    7.58%
   2009............................ 1.45% to 1.85%  67,670 10.02 to  9.88   649     2.08%     26.44% to   25.93%
   2008............................ 1.45% to 1.85%  66,944  7.93 to  7.84   517     2.04%   (31.16)% to (31.44)%
   2007............................ 1.45% to 1.85%  76,482 11.52 to 11.44   880     1.02%      6.54% to    6.11%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2011............................ 1.45% to 2.20%  35,872 11.18 to  8.49   344     3.81%    (8.08)% to  (8.78)%
   2010............................ 1.45% to 2.20%  37,581 12.16 to  9.31   393     4.71%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%    (45.52% to (45.94)%
   2007............................ 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2011............................ 1.15% to 2.55% 657,015  7.74 to  7.83 6,453     1.21%    (8.06)% to  (9.36)%
   2010............................ 1.15% to 2.55% 664,046  8.42 to  8.64 7,083     1.70%     11.31% to    9.74%
   2009............................ 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................ 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................ 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series I shares
   2011 (4)........................ 1.45% to 1.60%  13,791  8.54 to  8.54   118     0.00%   (20.82)% to (20.94)%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series II shares
   2011............................ 1.45% to 1.80%  16,626  9.88 to  9.55   165     0.00%    (7.74)% to  (8.07)%
   2010............................ 1.45% to 1.80%  34,646 10.71 to 10.39   376     0.00%     17.83% to   17.42%
   2009............................ 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008............................ 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007............................ 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2011............................ 1.45% to 2.10% 221,144 11.94 to  9.58 2,508     1.39%    (3.52)% to  (4.16)%
   2010............................ 1.45% to 2.10% 277,959 12.37 to  9.99 3,299     0.13%     14.02% to   13.27%
   2009............................ 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008............................ 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007............................ 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I. Equity
   and Income Fund -- Series II
   shares
   2011............................. 1.45% to 2.55%   147,933  9.61 to  9.15  1,383   1.79%     (2.73)% to  (3.81)%
   2010............................. 1.45% to 2.55%   177,501  9.88 to  9.51  1,717   1.85%      10.41% to    9.18%
   2009............................. 1.45% to 2.55%   159,548  8.95 to  8.71  1,410   2.90%      20.71% to   19.36%
   2008............................. 1.45% to 2.55%   139,317  7.41 to  7.30  1,026   3.23%    (23.80)% to (24.65)%
   2007............................. 1.45% to 2.55%    97,099  9.76 to  9.68    942   0.15%     (3.59)% to  (4.67)%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2011............................. 1.45% to 2.45%   711,146  8.93 to  8.54  6,173   2.24%     (4.46)% to  (5.43)%
   2010............................. 1.45% to 2.45%   755,358  9.35 to  9.03  6,878   2.54%       8.70% to    7.60%
   2009............................. 1.45% to 2.45%   802,293  8.60 to  8.40  6,739   0.90%      22.65% to   21.40%
   2008............................. 1.45% to 2.45%   710,556  7.01 to  6.92  4,887   3.33%    (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45%   264,400 10.19 to 10.16  2,686   0.00%       5.98% to    4.59%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2011............................. 1.45% to 1.80%    16,024 12.13 to 11.77    174   0.39%    (24.52)% to (24.79)%
   2010............................. 1.45% to 1.80%    29,675 16.08 to 15.64    448   2.02%      16.86% to   16.45%
   2009............................. 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008............................. 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007............................. 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2011............................. 1.40% to 2.10%   399,044 13.40 to  9.43  4,115   1.09%       4.59% to    3.85%
   2010............................. 1.40% to 2.10%   466,445 12.81 to  9.08  4,604   0.00%      11.22% to   10.43%
   2009............................. 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008............................. 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007............................. 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
 AllianceBernstein International
   Value Portfolio -- Class B
   2011............................. 1.15% to 2.55% 1,646,072  4.79 to  4.67  9,556   3.99%    (20.36)% to (21.49)%
   2010............................. 1.15% to 2.55% 1,561,542  6.02 to  5.95 11,736   3.01%       3.10% to    1.64%
   2009............................. 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008............................. 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007............................. 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2011............................. 1.45% to 1.85%   147,005  7.99 to  9.71  1,270   0.09%     (5.15)% to  (5.53)%
   2010............................. 1.45% to 1.85%   158,095  8.43 to 10.28  1,441   0.27%       8.24% to    7.80%
   2009............................. 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008............................. 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007............................. 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Small Cap
  Growth Portfolio -- Class B
   2011........................... 1.45% to 1.80%    17,268 13.50 to 14.08    200   0.00%       2.69% to    2.33%
   2010........................... 1.45% to 1.80%    20,571 13.14 to 13.76    245   0.00%      34.61% to   34.14%
   2009........................... 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008........................... 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007........................... 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2011........................... 1.15% to 2.55% 1,088,081 12.36 to 12.09 13,557   4.03%      10.46% to    8.90%
   2010........................... 1.15% to 2.55% 1,282,800 11.19 to 11.10 14,542   1.66%       3.89% to    2.42%
   2009........................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008........................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007........................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2011........................... 1.45% to 1.60%    44,050 14.04 to 13.84    611   1.54%       1.62% to    1.47%
   2010........................... 1.45% to 1.60%    50,813 13.82 to 13.64    695   1.53%      12.49% to   12.32%
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639   4.75%      16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559   1.97%    (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885   1.28%     (1.52)% to  (1.93)%
 VP International Fund -- Class I
   2011........................... 1.45% to 2.20%    82,873 15.01 to  8.36    853   1.41%    (13.32)% to (13.97)%
   2010........................... 1.45% to 2.20%    82,741 17.32 to  9.71  1,000   2.17%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851   2.17%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649   0.79%    (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771   0.54%      16.34% to   15.45%
 VP Ultra(R) Fund -- Class I
   2011........................... 1.45% to 1.60%    29,700 12.89 to 12.71    379   0.00%     (0.40)% to  (0.55)%
   2010........................... 1.45% to 1.60%    34,667 12.94 to 12.78    445   0.52%      14.40% to   14.23%
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407   0.29%      32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361   0.00%    (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856   0.00%      19.25% to   18.77%
 VP Value Fund -- Class I
   2011........................... 1.45% to 1.80%    65,919 15.28 to 14.78    996   2.02%     (0.45)% to  (0.80)%
   2010........................... 1.45% to 1.80%    74,186 15.35 to 14.90  1,128   2.19%      11.78% to   11.38%
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107   5.62%      18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983   7.93%    (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810   6.70%     (6.52)% to  (7.19)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2011........................... 1.45% to 2.10%    67,216 11.24 to 10.07    680    1.39%    (4.19)% to  (4.82)%
   2010........................... 1.45% to 2.10%    87,666 11.73 to 10.58    927    1.40%     10.88% to   10.15%
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861    2.33%     28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512    2.11%   (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760    2.55%      0.05% to  (0.36)%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2011........................... 1.15% to 2.55% 7,557,020  9.71 to 10.12 79,965    2.20%    (4.75)% to  (6.09)%
   2010........................... 1.15% to 2.55% 7,950,714 10.20 to 10.78 89,084    1.14%      8.50% to    6.96%
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2011........................... 1.45% to 1.80%    24,906 11.03 to 10.74    272    0.62%      0.84% to    0.49%
   2010........................... 1.45% to 1.80%    28,056 10.94 to 10.68    304    0.46%     13.43% to   13.03%
   2009........................... 1.45% to 1.80%    27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008........................... 1.45% to 1.80%    27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007........................... 1.45% to 1.80%    13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2011........................... 1.45% to 1.85%    47,293 11.84 to 10.16    490    0.22%    (4.02)% to  (4.41)%
   2010........................... 1.45% to 1.85%    53,060 12.34 to 10.63    585    0.46%     26.45% to   25.94%
   2009........................... 1.45% to 1.85%    55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008........................... 1.45% to 1.85%    39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007........................... 1.45% to 1.85%    38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2011........................... 1.45% to 1.85%   244,868 15.11 to 10.50  2,895    0.29%    (4.05)% to  (4.44)%
   2010........................... 1.45% to 1.85%   298,755 15.75 to 10.99  3,781    0.12%     19.79% to   19.30%
   2009........................... 1.45% to 1.85%   304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008........................... 1.45% to 1.85%   328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007........................... 1.45% to 2.10%   264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund -- Class 2
   2011........................... 1.15% to 2.55%   704,195  6.24 to  6.90  6,759    0.78%   (17.15)% to (18.32)%
   2010........................... 1.15% to 2.55%   708,449  7.53 to  8.44  8,690    0.69%     12.42% to   10.83%
   2009........................... 1.15% to 2.55%   770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008........................... 1.15% to 2.55%   735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007........................... 1.15% to 2.55%   651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Capital Growth VIP --
   Class B Shares
   2011 (4)....................... 1.45% to 1.60%     9,556  8.80 to  8.79     84   0.00%    (17.29)% to (17.41)%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2011........................... 1.45% to 1.80%    37,517 20.75 to 20.07    769   0.68%     (7.69)% to  (8.02)%
   2010........................... 1.45% to 1.80%    41,224 22.47 to 21.82    917   0.93%      20.89% to   20.46%
   2009........................... 1.45% to 1.80%    44,025 18.59 to 18.11    811   1.61%      27.41% to   26.95%
   2008........................... 1.45% to 1.80%    44,718 14.59 to 14.27    648   9.94%    (34.64)% to (34.87)%
   2007........................... 1.45% to 1.80%    59,173 22.32 to 21.91  1,312   3.81%       1.17% to    0.81%
 DWS Large Cap Value VIP --
   Class B Shares
   2011 (4)....................... 1.45% to 1.80%    47,984  9.14 to  9.12    438   0.00%    (12.44)% to (12.75)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2011........................... 1.45% to 1.60%     6,208 15.86 to 15.63     98   0.50%     (1.06)% to  (1.21)%
   2010........................... 1.45% to 1.60%     8,475 16.03 to 15.83    135   1.04%      25.26% to   25.07%
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2011........................... 1.45% to 2.20%   135,394 10.24 to  9.80  1,372   0.01%     (1.44)% to  (2.19)%
   2010........................... 1.45% to 2.20%   140,377 10.39 to 10.01  1,443   0.01%     (1.44)% to  (2.19)%
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2011........................... 1.45% to 1.60%    29,050  8.78 to 10.15    281   0.90%     (0.56)% to  (0.71)%
   2010........................... 1.45% to 1.60%    32,364  8.83 to 10.22    314   0.85%      13.15% to   12.98%
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2011........................... 1.45% to 2.25%   430,861 12.13 to 10.67  5,156   4.23%       1.06% to    0.25%
   2010........................... 1.45% to 2.05%   611,876 12.00 to 10.96  7,248   4.21%       7.54% to    6.88%
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2011................................. 1.40% to 1.40%   6,426 10.05 to 10.05    65     0.70%    (6.61)% to  (6.61)%
   2010 (4)............................. 1.40% to 1.40%   8,880 10.76 to 10.76    96     0.00%      9.51% to    9.51%
 Federated High Income Bond Fund II
   -- Primary Shares
   2011................................. 1.40% to 1.40%     184 16.71 to 16.71     3    11.84%      3.70% to    3.70%
   2010................................. 1.40% to 1.40%   1,589 16.11 to 16.11    26     9.17%      13.13% to  13.13%
   2009................................. 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008................................. 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007................................. 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
 Federated High Income Bond Fund II
   -- Service Shares
   2011................................. 1.45% to 2.10% 215,834 17.79 to 13.63 3,803     8.78%      3.40% to    2.72%
   2010................................. 1.45% to 2.10% 315,004 17.20 to 13.27 5,369     7.89%     12.72% to   11.98%
   2009................................. 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008................................. 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007................................. 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
 Federated Kaufmann Fund II --
   Service Shares
   2011................................. 1.15% to 2.55% 877,224  7.19 to  7.64 7,806     0.88%   (14.48)% to (15.69)%
   2010................................. 1.15% to 2.55% 873,555  8.40 to  9.06 9,446     0.00%     16.39% to   14.75%
   2009................................. 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008................................. 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007................................. 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
 Federated Managed Volatility
   Fund II
   2011................................. 1.40% to 1.40%   8,231 11.25 to 11.25    93     4.20%      3.31% to    3.31%
   2010................................. 1.40% to 1.40%  11,914 10.89 to 10.89   130     5.95%     10.52% to   10.52%
   2009................................. 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008................................. 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007................................. 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2011................................. 1.40% to 1.40%  12,485 13.30 to 13.30   166     2.47%    (3.92)% to  (3.92)%
   2010................................. 1.40% to 1.40%  12,499 13.84 to 13.84   173     2.24%     12.67% to   12.67%
   2009................................. 1.40% to 1.40%  13,266 12.29 to 12.29   163     2.41%     27.31% to   27.31%
   2008................................. 1.40% to 1.40%  17,549  9.65 to  9.65   169     8.59%   (29.72)% to (29.72)%
   2007................................. 1.40% to 1.40%  25,274 13.73 to 13.73   347     6.49%     13.88% to   13.88%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2011............................. 1.45% to 1.85%    50,989 12.15 to 11.41    587   2.05%     (4.22)% to  (4.61)%
   2010............................. 1.45% to 1.85%    67,836 12.68 to 11.96    827   1.71%      12.31% to   11.86%
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.35%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   8.44%    (29.94)% to (30.22)%
   2007............................. 1.45% to 1.85%    88,970 12.70 to 12.12  1,092   5.68%      13.50% to   13.03%
 VIP Balanced Portfolio -- Service
   Class 2
   2011............................. 1.45% to 2.55% 1,109,472 10.87 to  9.35 11,289   1.66%     (5.22)% to  (6.27)%
   2010............................. 1.45% to 2.55% 1,253,958 11.47 to  9.97 13,609   2.03%      16.05% to   14.76%
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007............................. 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2011............................. 1.40% to 1.40%    52,966 16.87 to 16.87    894   0.97%     (3.89)% to  (3.89)%
   2010............................. 1.40% to 1.40%    60,290 17.55 to 17.55  1,058   1.20%      15.58% to   15.58%
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007............................. 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2011............................. 1.45% to 2.20% 1,374,614 14.65 to  9.48 17,702   0.71%     (4.19)% to  (4.92)%
   2010............................. 1.45% to 2.20% 1,706,394 15.29 to  9.97 23,716   1.05%      15.23% to   14.36%
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007............................. 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2011............................. 1.45% to 1.70%    21,236 14.29 to 12.67    296   0.00%     (4.18)% to  (4.42)%
   2010............................. 1.45% to 1.70%    22,303 14.92 to 13.26    324   0.22%      16.28% to   15.98%
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007............................. 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
 VIP Equity-Income Portfolio --
   Initial Class
   2011............................. 1.40% to 1.40%    31,185 12.48 to 12.48    389   2.27%     (0.44)% to  (0.44)%
   2010............................. 1.40% to 1.40%    41,102 12.53 to 12.53    515   1.59%      13.54% to   13.54%
   2009............................. 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008............................. 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007............................. 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2011.......................... 1.45% to 2.20%   424,692 10.54 to  8.55  4,393   2.14%     (0.80)% to  (1.56)%
   2010.......................... 1.45% to 2.20%   515,050 10.62 to  8.68  5,397   1.48%      13.25% to   12.39%
   2009.......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008.......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007.......................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
 VIP Growth & Income Portfolio
   -- Initial Class
   2011.......................... 1.40% to 1.40%    18,585 11.22 to 11.22    208   1.76%       0.19% to    0.19%
   2010.......................... 1.40% to 1.40%    20,252 11.20 to 11.20    227   0.71%      13.27% to   13.27%
   2009.......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008.......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007.......................... 1.40% to 1.40%    41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2011.......................... 1.45% to 1.80%   128,021 10.31 to 10.45  1,273   1.49%     (0.11)% to  (0.46)%
   2010.......................... 1.45% to 1.80%   154,053 10.33 to 10.50  1,571   0.45%      12.89% to   12.49%
   2009.......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008.......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007.......................... 1.45% to 1.80%   278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2011.......................... 1.40% to 1.40%    14,124  8.64 to  8.64    122   0.15%       0.87% to    0.87%
   2010.......................... 1.40% to 1.40%    17,119  8.56 to  8.56    147   0.19%      22.01% to   22.01%
   2009.......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008.......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007.......................... 1.40% to 1.40%    30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
 VIP Growth Portfolio -- Initial
   Class
   2011.......................... 1.40% to 1.40%    34,269 10.88 to 10.88    373   0.69%     (1.20)% to  (1.20)%
   2010.......................... 1.40% to 1.40%    41,695 11.01 to 11.01    459   0.58%      22.44% to   22.44%
   2009.......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008.......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007.......................... 1.40% to 1.40%    73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
 VIP Growth Portfolio -- Service
   Class 2
   2011.......................... 1.45% to 2.10%   108,656  8.70 to 10.28  1,001   0.46%     (1.48)% to  (2.13)%
   2010.......................... 1.45% to 2.10%   142,010  8.83 to 10.51  1,319   0.34%      22.07% to   21.26%
   2009.......................... 1.45% to 2.10%   183,390  7.23 to  8.67  1,391   0.28%      26.11% to   25.28%
   2008.......................... 1.45% to 2.10%   219,313  5.74 to  6.92  1,322   0.60%    (48.07)% to (48.42)%
   2007.......................... 1.45% to 2.10%   203,223 11.05 to 13.41  2,367   0.46%      24.81% to   23.99%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2011.......................... 1.45% to 1.70%   151,814 12.24 to 12.07  1,844   3.95%       5.49% to    5.22%
   2010.......................... 1.45% to 1.70%   173,805 11.60 to 11.47  2,004   4.72%       5.99% to    5.72%
   2009.......................... 1.45% to 2.25%   144,762 10.95 to 10.71  1,577   9.44%      13.80% to   12.87%
   2008.......................... 1.45% to 2.25%    46,490  9.62 to  9.49    446   2.31%     (4.86)% to  (5.63)%
   2007.......................... 1.15% to 2.55%   347,294 10.09 to 10.04  3,497   0.10%      16.01% to    0.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2011......................... 1.40% to 2.10%    368,638 22.97 to 12.23   6,907    0.17%   (12.10)% to (12.72)%
   2010......................... 1.40% to 2.10%    477,695 26.13 to 14.01  10,412    0.44%     26.78% to   25.87%
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369    1.00%     37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308    5.06%   (40.45)% to (40.97)%
   2007......................... 1.15% to 2.55%    932,561  9.78 to 10.55  18,948    0.60%   (38.24)% to    8.25%
 VIP Overseas Portfolio --
   Initial Class
   2011......................... 1.40% to 1.40%     15,739 10.33 to 10.33     163    1.61%   (18.32)% to (18.32)%
   2010......................... 1.40% to 1.40%     16,078 12.65 to 12.65     203    1.60%     11.53% to   11.53%
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2011......................... 1.45% to 1.80%     27,286 11.22 to 10.92     294    0.72%   (10.35)% to (10.67)%
   2010......................... 1.45% to 1.80%     30,412 12.52 to 12.22     368    0.30%     24.51% to   24.07%
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2011......................... 1.15% to 2.55%  8,397,150 10.37 to  9.55  93,664    5.75%      1.21% to  (0.22)%
   2010......................... 1.15% to 2.55%  9,364,828 10.24 to  9.57 104,206    6.64%     11.38% to    9.80%
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2011......................... 1.45% to 1.60%     33,830 13.15 to 12.97     440    0.67%    (2.93)% to  (3.08)%
   2010......................... 1.45% to 1.60%     36,531 13.55 to 13.38     491    0.89%      9.97% to    9.80%
   2009......................... 1.45% to 1.60%     34,122 12.32 to 12.18     418    1.39%     27.85% to   27.66%
   2008......................... 1.45% to 1.95%     41,287  9.64 to  6.69     379    3.78%   (35.48)% to (35.81)%
   2007......................... 1.45% to 1.95%     46,099 14.93 to 10.42     662    0.82%      4.68% to    4.18%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55%  2,059,827  8.48 to  8.08  17,193    0.02%    (2.97)% to  (4.05)%
   2010......................... 1.45% to 2.55%  2,240,432  8.74 to  8.42  19,331    2.14%      8.66% to    7.44%
   2009......................... 1.45% to 2.55%  2,351,040  8.05 to  7.84  18,728    2.64%     28.36% to   26.93%
   2008......................... 1.45% to 2.55%  2,297,102  6.27 to  6.17  14,294    2.96%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%    805,962  9.92 to  9.88   7,970    0.00%    (2.52)% to  (3.43)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Mutual Shares Securities Fund --
   Class 2 Shares
   2011........................... 1.15% to 2.55% 1,083,871  8.07 to  7.53 10,530    2.37%    (2.18)% to  (3.56)%
   2010........................... 1.15% to 2.55% 1,183,390  8.25 to  7.80 11,872    1.45%      9.92% to    8.36%
   2009........................... 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008........................... 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    3.12%   (37.83)% to (38.72)%
   2007........................... 1.45% to 2.20%   371,527 17.38 to 10.99  5,631    2.25%      1.97% to    1.19%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2011........................... 1.40% to 1.40%     3,196 11.52 to 11.52     37    1.92%   (11.69)% to (11.69)%
   2010........................... 1.40% to 1.40%     3,148 13.05 to 13.05     41    1.99%      7.16% to    7.16%
   2009........................... 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008........................... 1.40% to 1.40%     4,067  8.99 to  8.99     37    4.00%   (41.07)% to (41.07)%
   2007........................... 1.40% to 1.40%     5,660 15.26 to 15.26     86    2.39%     14.16% to   14.16%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   182,700 16.08 to  8.82  2,513    1.72%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   194,363 18.26 to 10.10  3,075    1.88%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    3.42%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20%   341,692 21.54 to 12.18  5,688    2.13%     13.77% to   12.90%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2011........................... 1.40% to 1.40%     3,907 16.20 to 16.20     63    5.69%    (1.99)% to  (1.99)%
   2010........................... 1.40% to 1.40%     3,826 16.53 to 16.53     63    1.99%     13.11% to   13.11%
   2009........................... 1.40% to 1.40%     3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%     3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%     7,313 11.87 to 11.87     87    3.59%      9.71% to    9.71%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   295,686  7.94 to  7.61  2,243    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.20%   323,330  8.67 to  8.36  2,689    1.35%      5.84% to    5.03%
   2009........................... 1.45% to 2.20%   383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%   360,804  6.34 to  6.21  2,215    1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80%   185,703 11.15 to 11.08  2,066    1.50%      0.86% to    0.49%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2011........................... 1.45% to 1.80%   100,346 11.06 to 11.32  1,073    0.80%    (3.02)% to  (3.36)%
   2010........................... 1.45% to 1.80%   122,615 11.41 to 11.72  1,368    1.29%      9.96% to    9.57%
   2009........................... 1.45% to 1.80%   151,515 10.38 to 10.69  1,557    1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80%   146,011  8.40 to  8.68  1,239    1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80%   163,427 12.70 to 13.19  2,133    1.91%      8.49% to    8.11%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET   INVESTMENT
                                  % OF AVERAGE                            ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------ ---------- --------------------
 Income Fund -- Class 1 Shares
   2011......................... 1.40% to 1.85%    141,726 15.61 to 11.52  1,807   3.89%       5.71% to    5.23%
   2010......................... 1.40% to 1.80%    169,659 14.77 to 12.10  2,054   3.11%       6.06% to    5.63%
   2009......................... 1.40% to 1.80%    192,545 13.92 to 11.45  2,211   4.01%       6.37% to    5.94%
   2008......................... 1.40% to 1.80%    249,065 13.09 to 10.81  2,728   4.77%     (6.44)% to  (6.82)%
   2007......................... 1.40% to 1.80%    317,169 13.99 to 11.60  3,774   5.76%       3.35% to    2.93%
 International Equity Fund --
   Class 1 Shares
   2011......................... 1.40% to 1.40%      5,856  9.47 to  9.47     55   0.68%    (18.15)% to (18.15)%
   2010......................... 1.40% to 1.40%      5,934 11.57 to 11.57     69   0.80%       3.39% to    3.39%
   2009......................... 1.40% to 1.40%      5,575 11.19 to 11.19     62   1.71%      25.93% to   25.93%
   2008......................... 1.40% to 1.40%     11,387  8.88 to  8.88    101   6.12%    (46.60)% to (46.60)%
   2007......................... 1.40% to 1.40%     13,233 16.63 to 16.63    220   1.73%      21.25% to   21.25%
 Mid-Cap Equity Fund -- Class 1
   Shares
   2011......................... 1.40% to 2.25%    141,971 18.99 to 10.24  2,080   0.11%     (9.62)% to (10.40)%
   2010......................... 1.40% to 2.25%    164,746 21.01 to 11.43  2,700   0.32%      24.42% to   23.35%
   2009......................... 1.40% to 2.25%    212,883 16.89 to  9.27  2,807   0.25%      39.47% to   38.27%
   2008......................... 1.40% to 2.25%    244,140 12.11 to  6.70  2,304   0.22%    (38.69)% to (39.22)%
   2007......................... 1.15% to 2.55%    475,563  9.75 to 10.21  6,953   2.22%    (43.35)% to    3.13%
 Money Market Fund
   2011......................... 1.40% to 2.45%  9,407,369 11.72 to  9.65 12,568   0.00%     (1.39)% to  (2.44)%
   2010......................... 1.40% to 2.45% 12,972,983 11.88 to  9.89 17,514   0.00%     (1.40)% to  (2.45)%
   2009......................... 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913   0.27%     (1.13)% to  (2.18)%
   2008......................... 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509   1.71%       0.81% to  (0.26)%
   2007......................... 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295   4.78%       3.45% to    2.60%
 Premier Growth Equity Fund --
   Class 1 Shares
   2011......................... 1.40% to 1.80%     79,010  9.51 to 10.20    827   0.19%     (0.93)% to  (1.33)%
   2010......................... 1.40% to 1.80%     96,802  9.60 to 10.33  1,020   0.22%      10.05% to    9.60%
   2009......................... 1.40% to 1.80%    113,109  8.72 to  9.43  1,084   0.36%      36.80% to   36.24%
   2008......................... 1.40% to 1.80%    123,394  6.38 to  6.92    863   0.41%    (37.55)% to (37.80)%
   2007......................... 1.40% to 1.80%    163,769 10.21 to 11.13  1,819   0.42%       3.86% to    3.43%
 Real Estate Securities Fund --
   Class 1 Shares
   2011......................... 1.15% to 2.55%    300,164 10.58 to  9.00  4,475   1.24%       8.59% to    7.06%
   2010......................... 1.15% to 2.55%    352,419  9.75 to  8.41  4,865   1.86%      27.46% to   25.66%
   2009......................... 1.15% to 2.55%    430,560  7.65 to  6.69  4,631   5.32%      34.21% to   32.30%
   2008......................... 1.15% to 2.55%    419,691  5.70 to  5.06  3,530   6.22%    (36.77)% to (37.67)%
   2007......................... 1.40% to 1.80%    184,849 26.60 to 19.42  3,739   6.36%    (16.06)% to (16.40)%
 S&P 500(R) Index Fund
   2011......................... 1.40% to 2.25%  1,136,201 11.00 to  8.67 11,921   1.60%       0.29% to  (0.58)%
   2010......................... 1.40% to 2.25%  1,521,051 10.97 to  8.72 15,921   1.71%      13.23% to   12.25%
   2009......................... 1.40% to 2.25%  1,801,232  9.69 to  7.77 16,680   2.21%      24.53% to   23.46%
   2008......................... 1.40% to 2.25%  1,958,296  7.78 to  6.29 14,564   1.58%    (38.28)% to (38.82)%
   2007......................... 1.15% to 2.55%  3,517,982  9.69 to  9.82 42,063   1.73%    (53.88)% to  (2.71)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                EXPENSE AS A                             NET    INVESTMENT
                                % OF AVERAGE                            ASSETS    INCOME
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2011....................... 1.40% to 1.80%    163,078 18.01 to 13.90   2,413   0.00%       1.69% to    1.28%
   2010....................... 1.40% to 1.80%    192,586 17.71 to 13.72   2,809   0.16%      25.69% to   25.18%
   2009....................... 1.40% to 1.80%    240,160 14.09 to 10.96   2,802   0.00%      29.05% to   28.53%
   2008....................... 1.40% to 1.80%    268,919 10.92 to  8.53   2,451   0.41%    (38.47)% to (38.72)%
   2007....................... 1.40% to 1.85%    400,457 17.74 to 11.34   5,981   3.04%       0.95% to    0.48%
 Total Return Fund -- Class 1
   Shares
   2011....................... 1.40% to 2.10%  1,219,298 14.10 to 10.45  14,655   1.64%     (4.20)% to  (4.88)%
   2010....................... 1.40% to 2.10%  1,355,267 14.72 to 10.99  17,060   1.40%       8.11% to    7.34%
   2009....................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008....................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007....................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
 Total Return Fund -- Class 3
   Shares
   2011....................... 1.35% to 2.55% 12,028,819  8.39 to  8.48 109,324   1.47%     (4.40)% to  (5.56)%
   2010....................... 1.35% to 2.55% 12,922,537  8.78 to  8.98 123,799   1.18%       7.89% to    6.58%
   2009....................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008....................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007....................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
 U.S. Equity Fund -- Class 1
   Shares
   2011....................... 1.40% to 1.80%     82,803 12.02 to 10.20     829   0.71%     (4.26)% to  (4.65)%
   2010....................... 1.40% to 1.80%    100,564 12.55 to 10.70   1,070   1.02%       8.72% to    8.28%
   2009....................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008....................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007....................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2011....................... 1.15% to 2.55%    222,622 10.85 to 10.35   2,372   1.47%     (8.25)% to  (9.55)%
   2010....................... 1.15% to 2.55%    229,135 11.82 to 11.44   2,675   0.29%      23.59% to   21.84%
   2009....................... 1.45% to 1.70%      5,563  9.53 to  9.50      53   0.00%      48.17% to   47.79%
   2008....................... 1.70% to 1.70%      1,352  6.43 to  6.43       9   0.00%    (75.52)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2011....................... 1.45% to 1.70%     63,306  9.33 to  9.25     588   0.64%     (6.02)% to  (6.26)%
   2010....................... 1.45% to 1.70%     56,534  9.93 to  9.87     559   0.04%       9.71% to    9.43%
   2009....................... 1.45% to 1.70%     49,213  9.05 to  9.02     445   0.32%      28.88% to   28.55%
   2008....................... 1.45% to 1.70%     35,816  7.02 to  7.01     251   0.27%    (67.57)% to (67.65)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2011.......................... 1.15% to 2.55%   787,153  8.86 to  8.45  6,846    1.34%    (5.93)% to  (7.26)%
   2010.......................... 1.15% to 2.55%   816,424  9.42 to  9.11  7,589    0.76%      7.90% to    6.37%
   2009.......................... 1.15% to 2.55% 1,223,451  8.73 to  8.57 10,596    1.42%     14.81% to   13.19%
   2008.......................... 1.15% to 2.55%   904,145  7.60 to  7.57  6,859    0.61%   (58.22)% to (58.81)%
 Genworth Enhanced International
   Index Fund -- Service Shares
   2011.......................... 1.45% to 2.05%    48,682  9.35 to  9.25    454    1.69%   (14.46)% to (14.98)%
   2010 (4)...................... 1.45% to 2.05%    58,894 10.93 to 10.88    643    1.19%     14.05% to   13.35%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55% 1,768,810 12.44 to 11.87 21,605    1.93%      5.26% to    3.77%
   2010.......................... 1.15% to 2.55% 2,013,846 11.82 to 11.43 23,492    6.20%      3.94% to    2.46%
   2009.......................... 1.15% to 2.55%   916,393 11.37 to 11.16 10,341    6.47%      7.33% to    5.81%
   2008.......................... 1.15% to 2.55%   622,817 10.59 to 10.55  6,585    0.90%     20.16% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55%   520,214 12.16 to 11.60  6,209    0.23%      0.70% to  (0.73)%
   2010.......................... 1.15% to 2.55%   580,338 12.08 to 11.68  6,917    2.16%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008.......................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55% 2,039,322 12.22 to 11.65 24,454    5.95%      0.78% to  (0.64)%
   2010.......................... 1.15% to 2.55% 2,263,027 12.12 to 11.73 27,072    8.51%     16.16% to   14.51%
   2009.......................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008.......................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth PYRAMIS(R) Small/Mid
   Cap Core Fund -- Service
   Shares
   2011.......................... 1.15% to 2.55%   648,891  9.63 to  9.19  6,134    6.96%    (8.52)% to  (9.81)%
   2010.......................... 1.15% to 2.55%   665,440 10.53 to 10.19  6,914    2.73%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55%   447,138  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008.......................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2011.......................... 1.40% to 1.40%     8,265  9.82 to  9.82     81    1.24%    (8.35)% to  (8.35)%
   2010.......................... 1.40% to 1.40%     8,427 10.71 to 10.71     90    0.79%      9.64% to    9.64%
   2009.......................... 1.40% to 1.40%     9,403  9.77 to  9.77     92    1.81%     16.67% to   16.67%
   2008.......................... 1.40% to 1.40%     9,686  8.37 to  8.37     81    1.77%   (35.44)% to (35.44)%
   2007.......................... 1.40% to 1.40%    15,174 12.97 to 12.97    197    2.81%      0.07% to    0.07%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 Goldman Sachs Mid Cap Value Fund
   2011.............................. 1.40% to 2.10%  40,833 23.82 to 10.62   667    0.70%     (7.68)% to  (8.34)%
   2010.............................. 1.40% to 2.10%  51,495 25.80 to 11.58   873    0.69%      23.26% to   22.38%
   2009.............................. 1.40% to 2.10%  56,556 20.94 to  9.47   799    1.66%      31.30% to   30.36%
   2008.............................. 1.40% to 2.10%  70,748 15.95 to  7.26   744    0.89%    (37.94)% to (38.38)%
   2007.............................. 1.40% to 2.10%  91,608 25.69 to 11.78 1,694    2.96%       1.75% to    1.02%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 403,928 13.45 to 12.88 5,292    5.71%       5.90% to    5.10%
   2010.............................. 1.45% to 2.20% 467,767 12.70 to 12.26 5,798    4.00%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20% 369,762 11.80 to 11.47 4,292    4.03%       8.04% to    7.22%
   2008.............................. 1.45% to 2.20% 146,151 10.92 to 10.70 1,569    4.96%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20% 144,682 10.94 to 10.80 1,553    4.62%       3.96% to    4.76%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 191,695  9.81 to  9.40 1,775    1.78%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 211,322  9.79 to  9.45 1,956    2.32%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%  49,360 11.26 to 11.12   539    0.10%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2011.............................. 1.45% to 1.80%   7,522 12.84 to 12.72    96    1.86%    (12.73)% to (13.04)%
   2010.............................. 1.45% to 1.80%  10,651 14.71 to 14.63   156    0.29%       5.61% to    5.23%
   2009.............................. 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  44,097 10.23 to  9.80   437    1.03%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  48,604 10.20 to  9.84   481    1.14%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  52,975  9.60 to  9.20   493    0.84%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  55,803  9.89 to  9.55   537    1.35%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  49,189  8.40 to  8.17   404    1.56%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  55,839  6.28 to  6.16   344    1.61%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  78,269 10.42 to 10.29   805    0.28%       1.37% to    0.59%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  46,746 10.33 to  9.90   472    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  51,570 11.17 to 10.78   566    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2011.............................. 1.45% to 1.80%    85,856 15.79 to 15.64  1,351   1.40%       0.68% to    0.33%
   2010.............................. 1.45% to 1.80%   115,040 15.68 to 15.59  1,800   1.23%      21.67% to   21.23%
   2009.............................. 1.45% to 1.80%   139,155 12.89 to 12.86  1,792   0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2011.............................. 1.45% to 1.80%    17,616 15.19 to 15.05    267   0.13%     (6.15)% to  (6.48)%
   2010.............................. 1.45% to 1.80%    20,145 16.19 to 16.09    325   0.00%      25.28% to   24.84%
   2009.............................. 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%   188,400 10.98 to 10.52  1,952   1.21%     (3.29)% to  (4.02)%
   2010.............................. 1.45% to 2.20%   200,899 11.36 to 10.96  2,155   0.95%      11.93% to   11.08%
   2009.............................. 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008.............................. 1.45% to 2.20%   112,817  7.70 to  7.54    830   6.33%    (35.75)% to (36.24)%
   2007.............................. 1.45% to 2.20%    65,693 11.98 to 11.83    762   0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    62,900 19.65 to 19.65  1,236   2.59%       0.22% to    0.22%
   2010.............................. 1.40% to 1.40%    75,476 19.60 to 19.60  1,480   2.68%       6.87% to    6.87%
   2009.............................. 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008.............................. 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
   2007.............................. 1.40% to 1.40%   141,408 17.81 to 17.81  2,518   2.47%       8.98% to    8.98%
 Balanced Portfolio -- Service
   Shares
   2011.............................. 1.15% to 2.55% 1,174,494 10.86 to 10.73 14,118   2.35%       0.19% to  (1.22)%
   2010.............................. 1.15% to 2.55% 1,221,868 10.84 to 10.86 14,834   2.57%       6.88% to    5.36%
   2009.............................. 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008.............................. 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007.............................. 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
 Enterprise Portfolio --
   Institutional Shares
   2011.............................. 1.40% to 1.40%    43,325 16.55 to 16.55    717   0.00%     (2.80)% to  (2.80)%
   2010.............................. 1.40% to 1.40%    61,595 17.02 to 17.02  1,048   0.07%      24.09% to   24.09%
   2009.............................. 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008.............................. 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007.............................. 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
 Enterprise Portfolio -- Service
   Shares
   2011.............................. 1.45% to 1.60%     7,134 12.28 to 16.82     93   0.00%     (3.08)% to  (3.22)%
   2010.............................. 1.45% to 1.60%    11,527 12.67 to 17.38    166   0.00%      23.70% to   23.51%
   2009.............................. 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008.............................. 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007.............................. 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2011.............................. 1.40% to 1.40%     3,339 19.06 to 19.06     64   7.42%       5.26% to    5.26%
   2010.............................. 1.40% to 1.40%     4,142 18.11 to 18.11     75   5.87%       6.46% to    6.46%
   2009.............................. 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008.............................. 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007.............................. 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
 Forty Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    49,845 16.90 to 16.90    842   0.33%     (8.00)% to  (8.00)%
   2010.............................. 1.40% to 1.40%    72,655 18.37 to 18.37  1,335   0.33%       5.26% to    5.26%
   2009.............................. 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008.............................. 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007.............................. 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
 Forty Portfolio -- Service Shares
   2011.............................. 1.15% to 2.55%   773,473  7.64 to  9.12  7,463   0.25%     (8.01)% to  (9.31)%
   2010.............................. 1.15% to 2.55%   800,425  8.31 to 10.06  8,527   0.20%       5.26% to    3.77%
   2009.............................. 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008.............................. 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007.............................. 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to   40.38%
 Global Technology Portfolio --
   Service Shares
   2011.............................. 1.60% to 1.60%       904 11.10 to 11.10     10   0.00%    (10.12)% to (10.12)%
   2010.............................. 1.45% to 1.80%     1,033  9.69 to 12.13     12   0.00%      22.59% to   22.16%
   2009.............................. 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008.............................. 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007.............................. 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
 Janus Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    37,645 10.38 to 10.38    391   0.48%     (6.62)% to  (6.62)%
   2010.............................. 1.40% to 1.40%    60,346 11.11 to 11.11    671   1.08%      12.92% to   12.92%
   2009.............................. 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008.............................. 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
   2007.............................. 1.40% to 1.40%    99,462 12.32 to 12.32  1,225   0.67%      13.47% to   13.47%
 Janus Portfolio -- Service Shares
   2011.............................. 1.45% to 1.80%     9,642  8.25 to  9.63     84   0.44%     (6.91)% to  (7.24)%
   2010.............................. 1.45% to 1.80%     9,826  8.86 to 10.38     92   0.33%      12.60% to   12.20%
   2009.............................. 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008.............................. 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
   2007.............................. 1.45% to 1.80%    30,330  9.90 to 11.73    322   0.52%      13.12% to   12.72%
 Overseas Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    17,910 19.84 to 19.84    355   0.47%    (33.12)% to (33.12)%
   2010.............................. 1.40% to 1.40%    22,602 29.66 to 29.66    670   0.66%      23.56% to   23.56%
   2009.............................. 1.40% to 1.40%    38,337 24.01 to 24.01    920   0.55%      77.05% to   77.05%
   2008.............................. 1.40% to 1.40%    44,047 13.56 to 13.56    597   2.66%    (52.79)% to (52.79)%
   2007.............................. 1.40% to 1.40%    56,741 28.72 to 28.72  1,630   0.58%      26.51% to   26.51%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service Shares
   2011............................... 1.45% to 1.80%  31,126 15.70 to 17.79   529    0.37%    (33.32)% to (33.56)%
   2010............................... 1.45% to 1.80%  41,132 23.55 to 26.78 1,034    0.54%      23.21% to   22.77%
   2009............................... 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007............................... 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
 Worldwide Portfolio -- Institutional
   Shares
   2011............................... 1.40% to 1.40%  47,807  8.98 to  8.98   429    0.51%    (14.95)% to (14.95)%
   2010............................... 1.40% to 1.40%  68,814 10.56 to 10.56   726    0.60%      14.22% to   14.22%
   2009............................... 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007............................... 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
 Worldwide Portfolio -- Service
   Shares
   2011............................... 1.45% to 1.80%  21,521  7.27 to  8.25   169    0.46%    (15.23)% to (15.53)%
   2010............................... 1.45% to 1.80%  26,483  8.58 to  9.77   249    0.48%      13.85% to   13.44%
   2009............................... 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007............................... 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2011............................... 1.45% to 2.10%  42,124 15.07 to 10.68   622    0.00%       0.68% to    0.02%
   2010............................... 1.45% to 2.10%  47,509 14.97 to 10.68   697    0.00%      22.91% to   22.10%
   2009............................... 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007............................... 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio
   -- Class I
   2011............................... 1.40% to 1.40%     622  9.16 to  9.16     6    3.08%       6.39% to    6.39%
   2010............................... 1.40% to 1.40%     774  8.61 to  8.61     7    1.53%      10.69% to   10.69%
   2009............................... 1.40% to 1.40%   7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%   8,134  6.42 to  6.42    52    2.48%    (35.93)% to (35.93)%
   2007............................... 1.40% to 1.40%  10,652 10.02 to 10.02   107    4.18%       0.27% to    0.27%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio
   -- Class II
   2011............................... 1.45% to 2.30%  62,437  9.09 to  8.73   554    3.01%       6.15% to    5.24%
   2010............................... 1.45% to 2.30%  71,263  8.56 to  8.29   599    3.76%      10.49% to    9.54%
   2009............................... 1.45% to 2.30%  74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008............................... 1.60% to 2.30%  78,379  6.39 to  6.32   498    2.61%    (36.00)% to (36.46)%
   2007............................... 1.45% to 2.30%  82,775 10.00 to  9.94   825    4.38%       0.02% to  (0.84)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2011................................ 1.45% to 1.85%  36,440  8.04 to  7.89   291    1.26%     (7.55)% to  (7.93)%
   2010................................ 1.45% to 1.85%  43,918  8.70 to  8.57   380    1.70%      14.91% to   14.45%
   2009................................ 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008................................ 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
   2007................................ 1.45% to 1.85%  63,837  9.50 to  9.48   606    1.66%     (7.21)% to  (7.59)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2011................................ 1.40% to 1.40%   2,611 13.22 to 13.22    35    2.17%       3.49% to    3.49%
   2010................................ 1.40% to 1.40%   2,957 12.78 to 12.78    38    2.91%       7.93% to    7.93%
   2009................................ 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008................................ 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.31%    (36.53)% to (36.53)%
   2007................................ 1.40% to 1.40%   4,876 15.19 to 15.19    74    0.59%       2.44% to    2.44%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2011................................ 1.40% to 1.40%   2,710 16.88 to 16.88    46    3.52%       5.38% to    5.38%
   2010................................ 1.40% to 1.40%   2,786 16.02 to 16.02    45    2.23%      10.26% to   10.26%
   2009................................ 1.40% to 1.40%   4,244 14.53 to 14.53    62    5.36%      20.12% to   20.12%
   2008................................ 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
   2007................................ 1.40% to 1.40%   5,447 14.78 to 14.78    81    2.86%       0.56% to    0.56%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2011................................ 1.45% to 1.85% 108,955  8.88 to 10.76 1,067    0.25%     (1.08)% to  (1.48)%
   2010................................ 1.45% to 1.85% 144,795  8.98 to 10.93 1,421    0.29%      10.53% to   10.08%
   2009................................ 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008................................ 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
   2007................................ 1.45% to 1.85% 246,821  9.54 to 11.75 2,531    0.08%       9.41% to    8.96%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2011................................ 1.45% to 1.80%  83,730 10.07 to 10.71   885    0.70%     (3.83)% to  (4.17)%
   2010................................ 1.45% to 1.80% 115,950 10.47 to 11.18 1,273    1.08%       9.27% to    8.89%
   2009................................ 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008................................ 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.90%    (34.22)% to (34.46)%
   2007................................ 1.45% to 1.80% 316,313 11.68 to 12.61 3,859    0.59%       8.43% to    8.04%
 MFS(R) New Discovery Series --
   Service Class Shares
   2011................................ 1.45% to 1.85%  39,514 11.78 to 12.99   477    0.00%    (11.79)% to (12.15)%
   2010................................ 1.45% to 1.85%  68,381 13.36 to 14.78   935    0.00%      33.97% to   33.43%
   2009................................ 1.40% to 1.85%  75,052 14.86 to 11.08   768    0.00%      60.64% to   59.91%
   2008................................ 1.45% to 1.85%  91,281  6.21 to  6.93   581    5.35%    (40.40)% to (40.64)%
   2007................................ 1.40% to 1.85% 101,786 15.51 to 11.67 1,087    2.33%       0.81% to    0.35%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2011............................. 1.45% to 1.80%    25,293 14.89 to 14.40    372   5.42%       3.02% to    2.66%
   2010............................. 1.45% to 1.80%    39,306 14.45 to 14.03    563   4.57%       8.20% to    7.81%
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
 MFS(R) Total Return Series --
   Service Class Shares
   2011............................. 1.45% to 2.55% 1,213,487 13.73 to  8.94 12,675   2.35%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 1,333,116 13.71 to  9.03 14,027   2.55%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2011............................. 1.45% to 1.80%   212,205 18.05 to 23.19  3,524   2.99%       4.97% to    4.59%
   2010............................. 1.45% to 1.80%   248,730 17.19 to 22.17  3,938   3.10%      11.87% to   11.47%
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2011............................. 1.40% to 1.40%    21,207 11.65 to 11.65    247   2.41%     (0.68)% to  (0.68)%
   2010............................. 1.40% to 1.40%    23,901 11.73 to 11.73    280   1.41%      11.34% to   11.34%
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007............................. 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2011............................. 1.45% to 2.55%   796,468  9.12 to  6.78  6,165   2.08%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55%   864,006  9.22 to  6.93  6,820   1.17%      11.04% to    9.81%
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to  (4.56)%
 Oppenheimer Capital
   Appreciation Fund/VA -- Non-
   Service Shares
   2011............................. 1.40% to 1.40%    17,930 12.16 to 12.16    218   0.36%     (2.53)% to  (2.53)%
   2010............................. 1.40% to 1.40%    19,079 12.48 to 12.48    238   0.19%       7.89% to    7.89%
   2009............................. 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008............................. 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007............................. 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2011......................... 1.45% to 1.80%   200,299 13.13 to 12.70  2,484   0.12%     (2.80)% to  (3.15)%
   2010......................... 1.45% to 1.80%   242,846 13.51 to 13.11  3,119   0.00%       7.56% to    7.18%
   2009......................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008......................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007......................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2011......................... 1.40% to 1.40%    30,409 10.68 to 10.68    325   6.38%       6.76% to    6.76%
   2010......................... 1.40% to 1.40%    36,922 10.00 to 10.00    369   1.86%       9.86% to    9.86%
   2009......................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008......................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007......................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2011......................... 1.15% to 2.55% 1,227,371  8.15 to  7.80 12,121   1.08%     (9.58)% to (10.86)%
   2010......................... 1.15% to 2.55% 1,322,013  9.01 to  8.75 14,903   1.23%      14.37% to   12.76%
   2009......................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008......................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007......................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
 Oppenheimer High Income Fund/
   VA -- Non-Service Shares
   2011......................... 1.40% to 1.40%    12,371  3.55 to  3.55     44   9.22%     (3.70)% to  (3.70)%
   2010......................... 1.40% to 1.40%    13,634  3.69 to  3.69     50   6.29%      13.21% to   13.21%
   2009......................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008......................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007......................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2011......................... 1.15% to 2.55% 3,109,302  8.39 to  7.97 27,624   0.59%     (1.46)% to  (2.85)%
   2010......................... 1.15% to 2.55% 3,426,180  8.51 to  8.20 31,206   0.92%      14.49% to   12.87%
   2009......................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008......................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007......................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
 Oppenheimer Main Street Small-
   & Mid-Cap Fund(R)/VA --
   Service Shares
   2011......................... 1.15% to 2.55% 1,483,376  9.38 to  8.27 15,754   0.40%     (3.50)% to  (4.87)%
   2010......................... 1.15% to 2.55% 1,621,912  9.72 to  8.70 18,255   0.23%      21.64% to   19.92%
   2009......................... 1.15% to 2.55%   572,914  7.99 to  7.25  6,394   0.66%      35.31% to   33.39%
   2008......................... 1.15% to 2.55%   565,616  5.90 to  5.44  4,778   0.82%    (38.72)% to (39.59)%
   2007......................... 1.15% to 2.55%   609,742  9.64 to  9.00  8,792   0.26%    (62.57)% to (14.53)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2011......................... 1.40% to 1.40%    18,530 10.68 to 10.68    198    0.00%    (0.31)% to  (0.31)%
   2010......................... 1.40% to 1.40%    21,529 10.71 to 10.71    231    0.00%     25.68% to   25.68%
   2009......................... 1.40% to 1.40%    29,464  8.52 to  8.52    251    0.00%     30.75% to   30.75%
   2008......................... 1.40% to 1.40%    31,338  6.52 to  6.52    204    0.00%   (49.78)% to (49.78)%
   2007......................... 1.40% to 1.40%    36,914 12.98 to 12.98    479    0.00%      4.84% to    4.84%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2011......................... 1.45% to 1.80%    14,830 13.40 to 12.99    196    0.00%    (0.62)% to  (0.98)%
   2010......................... 1.45% to 1.80%    19,541 13.48 to 13.12    258    0.00%     25.32% to   24.88%
   2009......................... 1.45% to 1.80%    19,181 10.76 to 10.50    202    0.00%     30.34% to   29.88%
   2008......................... 1.45% to 1.80%    19,137  8.25 to  8.09    155    0.00%   (49.95)% to (50.13)%
   2007......................... 1.45% to 1.80%    19,494 16.49 to 16.22    316    0.00%      4.49% to    4.12%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2011......................... 1.45% to 1.70%   137,769 12.69 to 10.97  1,704    7.68%      0.45% to    0.20%
   2010......................... 1.45% to 1.70%   149,135 12.64 to 10.95  1,831    6.65%     11.37% to   11.08%
   2009......................... 1.45% to 1.70%   135,108 11.35 to  9.85  1,506    8.20%     19.67% to   19.36%
   2008......................... 1.45% to 1.70%    92,739  9.48 to  8.26    874    5.41%   (17.13)% to (17.34)%
   2007......................... 1.45% to 1.70%   112,900 11.44 to 11.36  1,291    8.14%      6.61% to    6.34%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2011......................... 1.45% to 1.80%     6,860 15.20 to 14.18     99    2.12%      5.22% to    4.85%
   2010......................... 1.45% to 1.80%     7,381 14.44 to 13.53    102    4.11%      6.92% to    6.54%
   2009......................... 1.45% to 1.80%     8,041 13.51 to 12.70    104   13.94%     13.92% to   13.52%
   2008......................... 1.45% to 1.80%     8,783 11.86 to 11.18    100    3.06%    (3.81)% to  (4.15)%
   2007......................... 1.45% to 1.80%    11,954 12.33 to 11.67    142    3.36%      2.11% to    1.75%
 High Yield Portfolio --
   Administrative Class Shares
   2011......................... 1.15% to 2.55%   774,823 12.15 to 11.25 10,630    6.96%      2.15% to    0.71%
   2010......................... 1.15% to 2.55%   885,349 11.90 to 11.18 12,017    7.22%     13.15% to   11.55%
   2009......................... 1.15% to 2.55%   714,532 10.51 to 10.02  8,897    8.71%     38.65% to   36.69%
   2008......................... 1.15% to 2.55%   701,997  7.58 to  7.33  6,448    6.77%   (24.39)% to (25.46)%
   2007......................... 1.45% to 2.10%   391,542 14.37 to 10.85  5,506    6.97%      1.98% to    1.31%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2011......................... 1.45% to 2.25%   330,779 22.55 to 15.57  6,722    2.79%     25.99% to   24.97%
   2010......................... 1.45% to 2.25%   424,854 17.90 to 12.46  6,870    5.64%      9.99% to    9.09%
   2009......................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779    7.01%    (5.48)% to  (6.82)%
   2008......................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710    4.24%     15.94% to   14.31%
   2007......................... 1.15% to 2.55%   906,567 10.23 to 10.58 12,168    4.53%     39.98% to    8.82%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.55% 3,008,024 11.55 to 11.25 35,104    1.68%    (0.05)% to  (1.46)%
   2010............................ 1.15% to 2.55% 3,145,677 11.56 to 11.42 36,934    1.96%      4.08% to    2.60%
   2009............................ 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371    6.65%     12.02% to   10.43%
   2008............................ 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729    4.47%    (1.57)% to  (2.96)%
   2007............................ 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886    3.29%     12.33% to    5.82%
 Total Return Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.55% 3,379,373 12.94 to 12.69 48,982    2.62%      2.42% to    0.97%
   2010............................ 1.15% to 2.55% 4,093,729 12.64 to 12.57 59,095    5.18%      6.86% to    5.35%
   2009............................ 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444    6.82%     12.73% to   11.13%
   2008............................ 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193    5.68%      3.59% to    2.12%
   2007............................ 1.15% to 2.55% 2,192,913 10.13 to 10.51 27,935    4.78%     23.46% to    7.72%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2011............................ 1.45% to 1.80%    46,227  9.72 to 11.13    501    0.00%      0.69% to    0.33%
   2010............................ 1.45% to 1.80%    79,515  9.65 to 11.09    859    0.00%     16.77% to   16.35%
   2009............................ 1.45% to 1.80%    88,229  8.27 to  9.53    816    0.00%     49.80% to   49.27%
   2008............................ 1.45% to 1.80%    93,813  5.52 to  6.39    579    0.17%   (42.76)% to (42.96)%
   2007............................ 1.45% to 1.80%    99,244  9.64 to 11.20  1,069    0.07%     16.11% to   15.69%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2011............................ 1.40% to 1.40%    17,065 11.23 to 11.23    192    1.01%    (1.74)% to  (1.74)%
   2010............................ 1.40% to 1.40%    18,075 11.43 to 11.43    207    0.75%     11.80% to   11.80%
   2009............................ 1.40% to 1.40%    20,636 10.22 to 10.22    211    0.65%     45.51% to   45.51%
   2008............................ 1.40% to 1.40%    21,446  7.03 to  7.03    151    0.21%   (46.91)% to (46.91)%
   2007............................ 1.40% to 1.40%    35,657 13.23 to 13.23    472    0.35%     18.26% to   18.26%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2011............................ 1.40% to 1.40%    13,323 12.02 to 12.02    160    0.00%    (4.53)% to  (4.53)%
   2010............................ 1.40% to 1.40%    20,842 12.59 to 12.59    262    0.00%     23.54% to   23.54%
   2009............................ 1.40% to 1.40%    24,206 10.19 to 10.19    247    0.00%     43.48% to   43.48%
   2008............................ 1.40% to 1.40%    27,156  7.10 to  7.10    193    0.00%   (47.35)% to (47.35)%
   2007............................ 1.40% to 1.40%    40,688 13.49 to 13.49    549    0.00%     15.59% to   15.59%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2011............................ 1.45% to 1.80%    60,079 18.79 to 18.22  1,021    0.00%    (5.89)% to  (6.22)%
   2010............................ 1.45% to 1.80%    85,861 19.96 to 19.42  1,597    0.00%      5.81% to    5.43%
   2009............................ 1.45% to 2.25%    88,087 18.87 to  9.82  1,554    0.00%     55.12% to   53.86%
   2008............................ 1.45% to 2.25%    88,573 12.16 to  6.39  1,015    7.19%   (40.28)% to (40.77)%
   2007............................ 1.15% to 2.55%   342,398  9.96 to 10.24  4,709   10.05%   (60.83)% to    3.60%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II Shares
   2011................................ 1.45% to 1.85%   7,047 15.03 to 10.83   103     0.00%    (1.53)% to  (1.93)%
   2010................................ 1.45% to 1.85%   7,723 15.27 to 11.04   116     0.02%      9.83% to    9.39%
   2009................................ 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................ 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................ 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
 Natural Resources Portfolio --
   Class II Shares
   2011................................ 1.15% to 2.25% 239,218  8.21 to 11.66 3,317     0.00%   (20.28)% to (21.16)%
   2010................................ 1.15% to 2.05% 248,051 10.30 to 13.68 4,585     0.08%     26.02% to   24.87%
   2009................................ 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................ 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................ 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2011................................ 1.45% to 1.70%  11,837 11.74 to 11.69   139     0.00%    (6.91)% to  (7.14)%
   2010 (4)............................ 1.45% to 1.70%  10,084 12.61 to 12.59   127     0.00%     64.92% to   64.51%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are generally annualized for periods less than a year.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                                            PAGE
                                                                                                            ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm....................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009.................. F-2

   Consolidated Balance Sheets as of December 31, 2011 and 2010............................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009.............................................................................................. F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.............. F-5

   Notes to Consolidated Financial Statements.............................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed their method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
March 14, 2012

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          ----------------------
                           2011     2010    2009
                          ------   ------  ------
Revenues:
Net investment income.... $329.4   $316.6  $298.4
Premiums.................  182.5    182.2   179.3
Net investment gains
  (losses)...............  (64.6)   (20.4)  (92.6)
Policy fees and other
  income.................   43.9     45.9    26.0
                          ------   ------  ------
   Total revenues........  491.2    524.3   411.1
                          ------   ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  235.1    220.1   202.5
Interest credited........  111.4    117.0   128.3
Acquisition and
  operating expenses,
  net of deferrals.......   48.6     47.2    39.0
Amortization of deferred
  acquisition costs and
  intangibles............   44.5     49.8    23.2
Goodwill impairment......   49.1       --      --
Interest expense.........    2.0      2.1     0.1
                          ------   ------  ------
   Total benefits and
     expenses............  490.7    436.2   393.1
                          ------   ------  ------
Income before income
  taxes..................    0.5     88.1    18.0
Provision for income
  taxes..................   15.5     30.2     5.2
                          ------   ------  ------
Net income (loss)........ $(15.0)  $ 57.9  $ 12.8
                          ======   ======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $ (8.9)  $ (7.6) $(99.1)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   (0.6)    (9.2)   14.8
                          ------   ------  ------
Net other-than-temporary
  impairments............   (9.5)   (16.8)  (84.3)
Other investments gains
  (losses)...............  (55.1)    (3.6)   (8.3)
                          ------   ------  ------
Total net investment
  gains (losses)......... $(64.6)  $(20.4) $(92.6)
                          ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                     DECEMBER 31,
                                 --------------------
                                    2011       2010
                                 ---------  ---------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $ 5,752.0  $ 5,044.0
   Equity securities
    available-for-sale,
    at fair value...............       0.2        0.9
   Commercial mortgage
    loans.......................     779.2      785.4
   Policy loans.................      28.9       29.5
   Other invested assets........     535.2      258.4
   Restricted other
    invested assets
    related to variable
    interest entities,
    at fair value...............     303.9      306.5
                                 ---------  ---------
    Total investments...........   7,399.4    6,424.7
 Cash and cash
   equivalents..................     104.0       97.9
 Accrued investment
   income.......................      63.5       62.0
 Deferred acquisition
   costs........................     428.5      419.0
 Intangible assets..............      16.6       40.8
 Goodwill.......................        --       49.1
 Reinsurance recoverable........   2,049.0    2,007.9
 Other assets...................      57.1       54.0
 Separate account assets........     885.0    1,000.9
                                 ---------  ---------
    Total assets................ $11,003.1  $10,156.3
                                 =========  =========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $ 2,699.7  $ 2,574.2
   Policyholder account
    balances....................   4,142.3    4,041.8
   Liability for policy
    and contract claims.........     513.9      443.7
   Unearned premiums............      64.4       60.9
   Other liabilities
    ($177.1 and $128.7
    other liabilities
    related to variable
    interest entities)..........     952.2      703.2
   Borrowings related to
    variable interest
    entities, at fair
    value.......................       6.3        7.7
   Deferred tax liability.......     266.2      112.6
   Separate account
    liabilities.................     885.0    1,000.9
                                 ---------  ---------
    Total liabilities...........   9,530.0    8,945.0
                                 ---------  ---------
 Commitments and
   contingencies
 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................       3.1        3.1
   Additional paid-in
    capital.....................     842.9      842.9
                                 ---------  ---------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................     237.3       59.8
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............      (8.3)      (5.3)
                                 ---------  ---------
    Net unrealized
     investment gains
     (losses)...................     229.0       54.5
                                 ---------  ---------
    Derivatives
     qualifying as hedges.......     149.8       47.5
                                 ---------  ---------
   Total accumulated
    other comprehensive
    income (loss)...............     378.8      102.0
   Retained earnings............     248.3      263.3
                                 ---------  ---------
     Total stockholders'
       equity...................   1,473.1    1,211.3
                                 ---------  ---------
     Total liabilities
       and stockholders'
       equity................... $11,003.1  $10,156.3
                                 =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2008.........  $3.1    $667.0      $(309.5)   $ 274.3    $  634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........   3.1     842.9        (47.9)     307.5     1,105.6
                                                                        --------
Cumulative effect of
  accounting change.........    --        --         69.9     (102.1)      (32.2)
Comprehensive income
  (loss):
   Net income...............    --        --           --       57.9        57.9
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --         65.7         --        65.7
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          1.5         --         1.5
   Derivatives
     qualifying as hedges...    --        --         12.8         --        12.8
                                                                        --------
Total comprehensive
  income (loss).............                                               137.9
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2010.........   3.1     842.9        102.0      263.3     1,211.3
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --           --      (15.0)      (15.0)
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        177.5         --       177.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --         (3.0)        --        (3.0)
   Derivatives
     qualifying as hedges...    --        --        102.3         --       102.3
                                                                        --------
Total comprehensive
  income (loss).............                                               261.8
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2011.........  $3.1    $842.9      $ 378.8    $ 248.3    $1,473.1
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                              YEARS ENDED DECEMBER 31,
                            ---------------------------
                               2011      2010     2009
                            ---------  -------  -------
Cash flows from
 operating activities:
 Net income (loss)......... $   (15.0) $  57.9  $  12.8
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................      64.6     20.4     92.6
   Charges assessed to
    policyholders..........     (26.4)   (19.1)   (12.9)
   Amortization of fixed
    maturity discounts
    and premiums and
    limited partnerships...     (11.4)    (1.6)     7.8
   Acquisition costs
    deferred...............     (49.5)   (38.4)   (32.8)
   Amortization of
    deferred acquisition
    costs and intangibles..      44.5     49.8     23.2
   Goodwill impairment.....      49.1       --       --
   Deferred income taxes...       3.6     13.7     14.8
   Net increase in
    trading securities,
    held-for-sale
    investments and
    derivative
    instruments............      32.9     14.2     22.1
 Change in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................      (1.1)   (28.8)     9.7
   Insurance reserves......     258.6    249.3    250.7
   Other liabilities and
    other policy-related
    balances...............      79.3     60.3      3.6
                            ---------  -------  -------
 Net cash from operating
   activities..............     429.2    377.7    391.6
                            ---------  -------  -------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............     437.4    366.1    292.6
   Commercial mortgage
    loans..................      77.9     67.5     91.6
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......     253.3    320.3     69.8
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (1,086.6)  (802.5)  (862.7)
   Commercial mortgage
    loans..................     (71.4)   (58.4)      --
 Other invested assets,
   net.....................       0.2     (0.4)     1.8
 Policy loans, net.........       0.6      0.6      1.4
                            ---------  -------  -------
 Net cash from investing
   activities..............    (388.6)  (106.8)  (405.5)
                            ---------  -------  -------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............     424.3    195.6    206.0
 Withdrawals from
   universal life and
   investment contracts....    (455.7)  (501.1)  (578.5)
 Proceeds from
   short-term borrowings
   and other, net..........      (3.1)     7.6     99.4
 Payments on short-term
   borrowings..............        --       --    (86.0)
 Capital contribution
   from parents............        --       --      0.2
                            ---------  -------  -------
 Net cash from financing
   activities..............     (34.5)  (297.9)  (358.9)
                            ---------  -------  -------
 Net change in cash and
   cash equivalents........       6.1    (27.0)  (372.8)
Cash and cash
 equivalents at
 beginning of period.......      97.9    124.9    497.7
                            ---------  -------  -------
Cash and cash
 equivalents at end of
 period.................... $   104.0  $  97.9  $ 124.9
                            =========  =======  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2011, 2010 and 2009

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation, and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"). All intercompany accounts and transactions have been eliminated in consolidation.

   We are currently owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

  (C) NATURE OF BUSINESS

   In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff. Prior year amounts have been re-presented to conform to our reorganized operating segments.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2011, 2010 and 2009, 69.5%, 46.3% and 46.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 38.1%, 17.4%, and 14.1%, respectively, of total product sales. An adverse change in our distribution relationship with this financial institution could have a significant effect on our sales.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal and term universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 12 for additional information related to fair value measurements.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 2 for additional disclosures related to commercial mortgage loans.

  (J) SECURITIES LENDING ACTIVITY AND REPURCHASE AGREEMENTS

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2011 and 2010, the fair value of securities loaned under our securities lending program was $48.1 million and $63.7 million, respectively. As of December 31, 2011 and 2010, the fair value of collateral held under our securities lending program was $49.4 million and $66.1 million, respectively, and the offsetting obligation to return collateral of $49.4 million and $66.1 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2011 and 2010.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2011 and 2010, the fair value of securities pledged under the repurchase program was $142.7 million and $129.9 million, respectively, and the repurchase obligation of $127.1 million and $127.7 million, respectively, was included in other liabilities in the consolidated balance sheets.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 4 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2011, 2010 and 2009, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 5 for additional information related to goodwill and impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Through 2010, we issued level premium term life insurance products whose premiums are contractually determined to be level through a period of time and then increase thereafter. Effective January 1, 2012, we intend to change our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models did not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our current accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting will floor the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We will implement this accounting change retrospectively, which will reduce retained earnings and stockholders' equity by approximately $14.0 million as of January 1, 2012, and will reduce net income (loss) by approximately $1.5 million, $1.1 million and $3.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (U) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

  (V) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 13 for additional information related to these consolidated entities.

  (W) ACCOUNTING CHANGES

   Testing Goodwill For Impairment

   In September 2011, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....       $ 5.1             $(5.1)             $  --
Adjustment to deferred
  acquisition costs......        (1.0)              0.4               (0.6)
Adjustment to sales
  inducements............        (0.2)               --               (0.2)
Provision for income
  taxes..................        (1.4)              1.6                0.2
                                -----             -----              -----
Net cumulative effect
  adjustment.............       $ 2.5             $(3.1)             $(0.6)
                                =====             =====              =====

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $102.2 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $99.0 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $67.4 million related to the adoption of this new accounting guidance.

   The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

                                                                AMOUNTS
                          CARRYING  ADJUSTMENT FOR ELECTION  RECORDED UPON
(AMOUNTS IN MILLIONS)     VALUE (1) OF FAIR VALUE OPTION (2) CONSOLIDATION
---------------------     --------- ------------------------ -------------
Assets
Restricted other
  invested assets........  $322.1            $(19.4)            $ 302.7
Accrued investment income     0.2                --                 0.2
                           ------            ------             -------
   Total assets..........   322.3             (19.4)              302.9
                           ------            ------             -------
Liabilities
Other liabilities........   120.7                --               120.7
Borrowings related to
  VIEs...................    22.1             (13.9)                8.2
                           ------            ------             -------
   Total liabilities.....   142.8             (13.9)              128.9
                           ------            ------             -------
   Net assets and
     liabilities of
     newly consolidated
     entities............  $179.5            $ (5.5)              174.0
                           ======            ======
   Less: amortized cost
     of fixed maturity
     securities
     previously
     recorded (3)........                                         327.7
                                                                -------
   Cumulative effect
     adjustment to
     retained earnings
     upon adoption,
     pre-tax.............                                        (153.7)
   Tax effect............                                          54.7
                                                                -------
   Net cumulative effect
     adjustment to
     retained earnings
     upon adoption.......                                       $ (99.0)
                                                                =======

--------
(1)Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
(2)Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated VIEs where we have elected fair value option.
(3)Fixed maturity securities that were previously recorded had net unrealized investment losses of $67.4 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to VIEs are recorded at fair value as a result of electing the fair value option for all assets and liabilities.

   For entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recorded in income (loss). We elected fair value option as a method to better present the offsetting changes in assets and liabilities related to third-party interests in the entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. See note 13 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the FASB. This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   (x) Accounting Pronouncements Not Yet Adopted

   In June 2011, the FASB issued new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. This new accounting guidance is effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In May 2011, the FASB issued new accounting guidance for fair value measurements. This new accounting guidance clarifies existing fair value measurement requirements and changes certain fair value measurement principles and disclosure requirements that will be effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In April 2011, the FASB issued new accounting guidance for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removes the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria when determining effective control and is effective, for us, prospectively to any transactions occurring on or after January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial statements.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new guidance will be effective for us on January 1, 2012. We will adopt this new guidance retrospectively, which will reduce retained earnings and stockholders' equity by $81.3 million as of January 1, 2012, and will increase net loss by $5.1 million for the year ended December 31, 2011 and will increase net income by $6.0 million for the year ended December 31, 2010. For the year ended December 31, 2009 the new guidance will reduce net income by $0.4 million. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011    2010    2009
---------------------     ------  ------  ------
Fixed maturity and
  equity securities...... $294.7  $281.8  $259.6
Commercial mortgage loans   45.8    45.1    49.1
Other invested assets....   (5.2)   (4.6)   (6.1)
Restricted other
  invested assets
  related to VIEs (1)....    1.0     1.0      --
Policy loans.............    1.6     1.9     1.8
Cash, cash equivalents
  and short-term
  investments............    0.3     0.3     2.2
                          ------  ------  ------
   Gross investment
     income before
     expenses and fees...  338.2   325.5   306.6
Expenses and fees........   (8.8)   (8.9)   (8.2)
                          ------  ------  ------
   Net investment income. $329.4  $316.6  $298.4
                          ======  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (B) NET INVESTMENT GAINS (LOSSES)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010    2009
---------------------      ------  ------  ------
Available-for-sale
  securities:
   Realized gains......... $  7.8  $  6.1  $ 10.7
   Realized losses........   (8.4)  (12.8)   (8.7)
                           ------  ------  ------
   Net realized gains
     (losses) on
     available-for-sale
     securities...........   (0.6)   (6.7)    2.0
                           ------  ------  ------
Impairments:
   Total
     other-than-temporary
     impairments..........   (8.9)   (7.6)  (99.1)
   Portion of
     other-than-temporary
     impairments
     included in OCI......   (0.6)   (9.2)   14.8
                           ------  ------  ------
   Net
     other-than-temporary
     impairments..........   (9.5)  (16.8)  (84.3)
                           ------  ------  ------
Net unrealized gains
  (losses) on trading
  securities..............   (0.9)    3.1     0.2
Commercial mortgage loans.    0.3    (2.5)   (2.6)
Derivative instruments
  (1).....................   (9.0)    1.6    (7.9)
Net gains (losses)
  related to VIEs (2).....  (44.9)    1.0      --
Other.....................     --    (0.1)     --
                           ------  ------  ------
   Net investment gains
     (losses)............. $(64.6) $(20.4) $(92.6)
                           ======  ======  ======

--------
(1)See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).
(2)See note 13 for additional information related to consolidated VIEs.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $99.4 million, $204.9 million and $182.2 million, respectively, which was approximately 93.4%, 94.6% and 95.4%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010    2009
---------------------      ------  ------  ------
Beginning balance......... $ 54.8  $100.8  $   --
Adoption of new
  accounting guidance
  related to
  other-than-temporary
  impairments.............     --      --    98.8
Additions:
   Other-than-temporary
     impairments not
     previously
     recognized...........    0.1     9.4     0.9
   Increases related to
     other-than-temporary
     impairments
     previously
     recognized...........    9.5     5.6    22.2
Reductions:
   Securities sold, paid
     down or disposed.....  (40.3)  (61.0)  (19.8)
   Securities where
     there is intent to
     sell.................     --      --    (1.3)
                           ------  ------  ------
Ending balance............ $ 24.1  $ 54.8  $100.8
                           ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)       2011     2010     2009
---------------------     -------  -------  -------
Net unrealized gains
  (losses) on investment
  securities:
   Fixed maturity
     securities.......... $ 502.8  $ 191.4  $(149.0)
   Equity securities.....     0.1      0.3      0.6
   Other invested assets.      --       --     (0.1)
                          -------  -------  -------
     Subtotal............   502.9    191.7   (148.5)
Adjustments to DAC,
  PVFP, sales
  inducements and
  benefit reserves.......  (149.0)  (107.1)    21.2
Income taxes, net........  (124.9)   (30.1)    44.7
                          -------  -------  -------
Net unrealized
  investment gains
  (losses)............... $ 229.0  $  54.5  $ (82.6)
                          =======  =======  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)          2011    2010     2009
---------------------         ------  ------  -------
Beginning balance............ $ 54.5  $(82.6) $(442.1)
Cumulative effect of
  changes in accounting......     --    69.9    (18.9)
Unrealized gains
  (losses) arising
  during the period:
   Unrealized gains
     (losses) on
     investment
     securities..............  301.1   207.9    637.1
   Adjustment to DAC.........    1.0   (74.1)  (107.4)
   Adjustment to PVFP........  (18.3)  (15.8)   (20.5)
   Adjustment to sales
     inducements.............   (0.1)  (12.0)    (4.5)
   Adjustment to benefit
     reserves................  (24.5)  (25.2)      --
   Provision for income
     taxes...................  (91.2)  (28.9)  (179.8)
                              ------  ------  -------
       Change in
         unrealized
         gains (losses)
         on investment
         securities..........  168.0    51.9    324.9
Reclassification
  adjustments to net
  investment (gains)
  losses, net of taxes
  of $(3.6), $(8.2) and
  $(28.8)....................    6.5    15.3     53.5
                              ------  ------  -------
Ending balance............... $229.0  $ 54.5  $ (82.6)
                              ======  ======  =======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                          GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                        --------------------------- --------------------------
                              AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                               COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)           COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------         --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises............. $  345.6      $ 86.3          $--         $ (0.6)       $   --    $  431.3
   Government -- non-U.S.....     61.3        10.0           --             --            --        71.3
   U.S. corporate............  2,614.5       313.5           --          (20.0)           --     2,908.0
   Corporate -- non-U.S......    946.3        59.7           --           (9.3)           --       996.7
   Residential
     mortgage-backed.........    550.5        74.5           --           (7.2)         (9.8)      608.0
   Commercial
     mortgage-backed.........    496.8        20.8           --          (15.1)         (3.9)      498.6
   Other asset-backed........    234.2         6.0           --           (0.5)         (1.6)      238.1
                              --------      ------          ---         ------        ------    --------
       Total fixed
         maturity
         securities..........  5,249.2       570.8           --          (52.7)        (15.3)    5,752.0
Equity securities............      0.1         0.1           --             --            --         0.2
                              --------      ------          ---         ------        ------    --------
       Total
         available-for-
         sale securities..... $5,249.3      $570.9          $--         $(52.7)       $(15.3)   $5,752.2
                              ========      ======          ===         ======        ======    ========

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                          GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                        --------------------------- --------------------------
                              AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                               COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)           COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------         --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises............. $  200.6      $ 14.8         $ --         $   --        $   --    $  215.4
   Government -- non-U.S.....     62.6         7.2           --             --            --        69.8
   U.S. corporate............  2,479.9       148.9           --          (27.2)           --     2,601.6
   Corporate -- non-U.S......    919.3        42.9           --           (5.1)           --       957.1
   Residential mortgage-
     backed..................    474.3        22.2          0.9           (4.1)         (8.9)      484.4
   Commercial mortgage-
     backed..................    544.7        19.2           --          (20.3)         (2.9)      540.7
   Other asset-backed........    171.2         6.1           --           (0.6)         (1.7)      175.0
                              --------      ------         ----         ------        ------    --------
       Total fixed
         maturity
         securities..........  4,852.6       261.3          0.9          (57.3)        (13.5)    5,044.0
Equity securities............      0.6         0.3           --             --            --         0.9
                              --------      ------         ----         ------        ------    --------
       Total
         available-for-
         sale securities..... $4,853.2      $261.6         $0.9         $(57.3)       $(13.5)   $5,044.9
                              ========      ======         ====         ======        ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                           ---------------------------- ---------------------------- ----------------------------
                                    GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------                  ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises.......... $  9.5   $ (0.6)       1     $   --   $   --       --     $  9.5   $ (0.6)       1
   U.S. corporate.........  139.5     (6.4)      39       40.7    (13.6)      14      180.2    (20.0)      53
   Corporate -- non-U.S...  136.8     (8.2)      36       38.7     (1.1)       7      175.5     (9.3)      43
   Residential
     mortgage-backed......   16.2     (0.4)      12       41.4    (16.6)      27       57.6    (17.0)      39
   Commercial
     mortgage-backed......   71.8     (6.8)      16       39.6    (12.2)      22      111.4    (19.0)      38
   Other asset-backed.....   75.7     (0.6)      15        0.9     (1.5)       2       76.6     (2.1)      17
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $445.0   $(20.3)     111     $121.3   $(10.7)      44     $566.3   $(31.0)     155
   20%-50% Below cost.....    4.5     (2.4)       5       32.0    (16.5)      17       36.5    (18.9)      22
   (greater than)50%
     Below cost...........     --     (0.3)       3        8.0    (17.8)      11        8.0    (18.1)      14
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
Investment grade.......... $425.8   $(19.9)      98     $109.3   $(14.0)      41     $535.1   $(33.9)     139
Below investment
  grade (3)...............   23.7     (3.1)      21       52.0    (31.0)      31       75.7    (34.1)      52
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===

--------
(1)Amounts included $15.0 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $15.3 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $11.5 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.9% as of December 31, 2011.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $10.7 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 70.7% of the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 8.1% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $ 7.4   $(2.7)      4.0%         3     $ --    $  --       -- %        --
   Structured securities:
       Residential
         mortgage- backed.....    --      --        --         --      0.7     (0.9)      1.3          1
       Commercial
         mortgage- backed.....   3.9    (1.3)      1.9          2       --       --        --         --
       Other asset-backed.....    --      --        --         --      0.7     (1.6)      2.4          1
                               -----   -----       ---         --     ----    -----       ---         --
       Total structured
         securities...........   3.9    (1.3)      1.9          2      1.4     (2.5)      3.7          2
                               -----   -----       ---         --     ----    -----       ---         --
Total......................... $11.3   $(4.0)      5.9%         5     $1.4    $(2.5)      3.7%         2
                               =====   =====       ===         ==     ====    =====       ===         ==

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $ 9.3   $ (8.0)     11.8%        1     $ --    $   --       -- %       --
   Structured securities:
       Residential
         mortgage- backed.....   9.4     (3.1)      4.6         9      2.8      (8.8)     12.9         5
       Commercial
         mortgage- backed.....   2.0     (1.4)      2.1         2      3.8      (6.5)      9.6         4
                               -----   ------      ----        --     ----    ------      ----        --
       Total structured
         securities...........  11.4     (4.5)      6.7        11      6.6     (15.3)     22.5         9
                               -----   ------      ----        --     ----    ------      ----        --
Total......................... $20.7   $(12.5)     18.5%       12     $6.6    $(15.3)     22.5%        9
                               =====   ======      ====        ==     ====    ======      ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

                                                        INVESTMENT GRADE
                          -----------------------------------------------------------------------------
                                        20% TO 50%                          GREATER THAN 50%
                          -------------------------------------- --------------------------------------
                                           % OF TOTAL                             % OF TOTAL
                                  GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                 VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                 ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Industry:
Finance and insurance.... $1.3    $(0.8)      1.2%        1       $--     $--        -- %        --
Capital goods............  2.2     (0.9)      1.3         1        --      --         --         --
Technology and
  communications.........  3.9     (1.0)      1.5         1        --      --         --         --
                          ----    -----       ---         -       ---     ---        ---         --
Total.................... $7.4    $(2.7)      4.0%        3       $--     $--        -- %        --
                          ====    =====       ===         =       ===     ===        ===         ==

                                                     BELOW INVESTMENT GRADE
                          -----------------------------------------------------------------------------
                                        20% TO 50%                          GREATER THAN 50%
                          -------------------------------------- --------------------------------------
                                           % OF TOTAL                             % OF TOTAL
                                  GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                 VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                 ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Industry:
Finance and insurance.... $9.3    $(8.0)      11.8%       1       $--     $--        -- %        --
                          ----    -----       ----        -       ---     ---        ---         --
Total.................... $9.3    $(8.0)      11.8%       1       $--     $--        -- %        --
                          ====    =====       ====        =       ===     ===        ===         ==

   Of the total unrealized losses of $10.7 million for corporate fixed maturity securities presented in the preceding tables, $8.8 million, or 82.2%, of the unrealized losses related to issuers in the finance and insurance sector that were 45.4% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. The $8.8 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $23.6 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $11.3 million related to other-than-temporarily impaired securities

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                 LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                             ---------------------------- ---------------------------- ----------------------------
                                      GROSS                        GROSS                        GROSS
                             FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS) VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------------------------- ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
 DESCRIPTION OF SECURITIES
    U.S. corporate.......... $314.1   $(12.8)      83     $124.0   $(14.4)      29     $438.1   $(27.2)     112
   Corporate -- non-U.S.....   76.0     (1.9)      25       77.8     (3.2)      13      153.8     (5.1)      38
   Residential
      mortgage-backed.......   42.8     (2.0)      12       65.6    (11.0)      33      108.4    (13.0)      45
   Commercial
      mortgage-backed.......    4.8     (0.1)       3      101.7    (23.1)      37      106.5    (23.2)      40
    Other asset-backed......   20.0     (0.6)       5        2.1     (1.7)       2       22.1     (2.3)       7
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position................. $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===
 % Below cost -- fixed
   maturity securities:
   (less than)20% Below
      cost.................. $457.7   $(17.2)     127     $321.0   $(23.0)      83     $778.7   $(40.2)     210
    20%-50% Below cost......     --       --       --       42.5    (18.3)      18       42.5    (18.3)      18
   (greater than)50%
      Below cost............     --     (0.2)       1        7.7    (12.1)      13        7.7    (12.3)      14
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position.................  457.7    (17.4)     128      371.2    (53.4)     114      828.9    (70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===
 Investment grade........... $448.5   $(17.1)     121     $285.2   $(34.0)      76     $733.7   $(51.1)     197
 Below investment
   grade (3)................    9.2     (0.3)       7       86.0    (19.4)      38       95.2    (19.7)      45
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position................. $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===

--------
(1)Amounts included $13.4 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $13.5 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $7.6 million of unrealized losses on other-than-temporarily impaired securities.

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  139.8    $  141.1
Due after one year through five years..      961.2       998.8
Due after five years through ten years.    1,097.1     1,166.7
Due after ten years....................    1,769.6     2,100.7
                                          --------    --------
   Subtotal............................    3,967.7     4,407.3
Residential mortgage-backed............      550.5       608.0
Commercial mortgage-backed.............      496.8       498.6
Other asset-backed.....................      234.2       238.1
                                          --------    --------
   Total...............................   $5,249.2    $5,752.0
                                          ========    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   As of December 31, 2011, $388.1 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2011, securities issued by utilities and energy, finance and insurance, consumer -- non-cyclical and industrial industry groups represented approximately 29.8%, 16.1%, 15.2% and 10.3% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders' equity.

   As of December 31, 2011 and 2010, $2.7 million and $2.6 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                               2011            2010
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
PROPERTY TYPE:
Retail...................  $266.7   34.0%  $274.5   34.7%
Industrial...............   244.0   31.0    238.6   30.1
Office...................   180.0   22.9    183.1   23.1
Apartments...............    63.5    8.1     66.3    8.4
Mixed use/other..........    31.2    4.0     29.3    3.7
                           ------  -----   ------  -----
   Subtotal..............   785.4  100.0%   791.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.3             0.5
   Allowance for losses..    (6.5)           (6.9)
                           ------          ------
   Total.................  $779.2          $785.4
                           ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                               2011            2010
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
GEOGRAPHIC REGION:
Pacific..................  $241.5   30.7%  $259.7   32.8%
South Atlantic...........   218.8   27.9    198.0   25.0
Middle Atlantic..........   107.4   13.7    102.7   13.0
East North Central.......    61.7    7.9     68.6    8.7
Mountain.................    45.7    5.8     44.9    5.7
New England..............    42.8    5.4     44.5    5.6
West South Central.......    30.1    3.8     24.8    3.1
East South Central.......    20.1    2.6     21.3    2.7
West North Central.......    17.3    2.2     27.3    3.4
                           ------  -----   ------  -----
   Subtotal..............   785.4  100.0%   791.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.3             0.5
   Allowance for losses..    (6.5)           (6.9)
                           ------          ------
   Total.................  $779.2          $785.4
                           ======          ======

   As of December 31, 2011 and 2010, our total mortgage holdings secured by real estate in California was $133.7 million and $167.0 million, respectively, which was 17.2% and 21.1%, respectively, of our total mortgage holdings.

   As of December 31, 2011, all commercial mortgage loans were current. Of our commercial mortgage loans as of December 31, 2010, $787.5 million were current and $4.3 million were 61 to 90 days past due. As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. There were no commercial mortgage loans on nonaccrual status as of December 31, 2011 and 2010.

   As of and for the years ended 2011 and 2010, we modified or extended five and two commercial mortgage loans, respectively, with a total carrying value of $13.2 million and $3.8 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                                          2011    2010
---------------------                                                         ------  ------
Allowance for credit losses:
   Beginning balance......................................................... $  6.9  $  5.1
   Charge-offs...............................................................     --    (1.1)
   Recoveries................................................................     --      --
   Provision.................................................................   (0.4)    2.9
                                                                              ------  ------
   Ending balance............................................................ $  6.5  $  6.9
                                                                              ======  ======
   Ending allowance for individually impaired loans.......................... $   --  $   --
                                                                              ======  ======
   Ending allowance for loans not individually impaired that were evaluated collectively for impairment............................................. $  6.5  $  6.9
                                                                              ======  ======
Recorded investment:
   Ending balance............................................................ $785.4  $791.8
                                                                              ======  ======
   Ending balance of individually impaired loans............................. $   --  $  1.2
                                                                              ======  ======
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................. $785.4  $790.6
                                                                              ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the activity in the allowance for losses as of or for the year ended December 31:

(AMOUNTS IN MILLIONS)  2009
---------------------  ----
 Beginning balance.... $2.5
 Provision............  2.6
                       ----
 Ending balance....... $5.1
                       ====

   As of December 31, 2011, we did not have any commercial mortgage loans that were individually impaired. As of December 31, 2010, we had commercial mortgage loans with a recorded investment of $1.2 million that were individually impaired related to the retail property type, with an unpaid principal balance of $2.3 million, charge-offs of $1.1 million and an average recorded investment of $1.2 million.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                      2011
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 64.6   $ 45.9    $132.5     $21.8       $ 1.9     $266.7
   Industrial............    67.4     20.9     137.0      18.7          --      244.0
   Office................    19.2     22.9      92.1      38.8         7.0      180.0
   Apartments............    12.8     31.8      18.9        --          --       63.5
   Mixed use/other.......     6.2     10.9       7.8       6.3          --       31.2
                           ------   ------    ------     -----       -----     ------
   Total.................  $170.2   $132.4    $388.3     $85.6       $ 8.9     $785.4
                           ======   ======    ======     =====       =====     ======
% of total...............    21.7%    16.9%     49.4%     10.9%        1.1%     100.0%
                           ======   ======    ======     =====       =====     ======
Weighted-average debt
  service coverage ratio.    2.04     1.90      1.55      1.21        1.09       1.67
                           ======   ======    ======     =====       =====     ======

--------
(1)Included $8.9 million of loans in good standing, with a total weighted-average loan-to-value of 113.4%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                      2010
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 63.7   $ 54.7    $122.5     $ 29.1      $ 4.5     $274.5
   Industrial............    41.4     62.8     101.4       25.8        7.2      238.6
   Office................    32.1     17.8      64.4       61.7        7.1      183.1
   Apartments............     9.8     32.1      16.8        7.6         --       66.3
   Mixed use/other.......    21.2       --        --        8.1         --       29.3
                           ------   ------    ------     ------      -----     ------
   Total.................  $168.2   $167.4    $305.1     $132.3      $18.8     $791.8
                           ======   ======    ======     ======      =====     ======
% of total...............    21.3%    21.1%     38.5%      16.7%       2.4%     100.0%
                           ======   ======    ======     ======      =====     ======
Weighted-average debt
  service coverage ratio.    2.14     1.77      1.61       1.18       0.97       1.67
                           ======   ======    ======     ======      =====     ======

--------
(1)Included $18.8 million of loans in good standing, with a total weighted-average loan-to-value of 113.1%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                          2011
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail................     $ 6.1         $39.5      $ 87.8      $ 91.3     $ 42.0   $266.7
   Industrial............       9.5          20.6        27.7       147.1       39.1    244.0
   Office................      11.0          19.7        58.0        42.8       48.5    180.0
   Apartments............        --           9.6        18.0         6.5       29.4     63.5
   Mixed use/other.......       6.3           7.8          --        14.8        2.3     31.2
                              -----         -----      ------      ------     ------   ------
   Total.................     $32.9         $97.2      $191.5      $302.5     $161.3   $785.4
                              =====         =====      ======      ======     ======   ======
% of total...............       4.2%         12.4%       24.4%       38.5%      20.5%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      69.1%         69.8%       71.0%       59.5%      49.6%    61.9%
                              =====         =====      ======      ======     ======   ======

                                                          2010
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail................     $14.9         $25.0      $101.2      $ 67.5     $ 65.9   $274.5
   Industrial............      20.8          19.3        44.0       114.0       40.5    238.6
   Office................      19.9          33.3        45.8        54.5       29.6    183.1
   Apartments............        --           9.9        15.9        27.3       13.2     66.3
   Mixed use/other.......        --            --         8.1         4.4       16.8     29.3
                              -----         -----      ------      ------     ------   ------
   Total.................     $55.6         $87.5      $215.0      $267.7     $166.0   $791.8
                              =====         =====      ======      ======     ======   ======
% of total...............       7.0%         11.0%       27.2%       33.8%      21.0%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      83.9%         65.4%       70.3%       60.8%      47.4%    62.7%
                              =====         =====      ======      ======     ======   ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   There were no floating rate commercial mortgage loans as of December 31, 2011 or 2010.

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2011            2010
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Derivatives.........................  $196.7   36.7%  $ 52.8   20.4%
Derivatives counterparty collateral.   184.4   34.5     28.7   11.1
Trading securities..................   104.7   19.6    110.5   42.8
Securities lending collateral.......    49.4    9.2     66.1   25.6
Other investments...................      --     --      0.3    0.1
                                      ------  -----   ------  -----
   Total other invested assets......  $535.2  100.0%  $258.4  100.0%
                                      ======  =====   ======  =====

  (G) RESTRICTED OTHER INVESTED ASSETS RELATED TO VARIABLE INTEREST ENTITIES

   Our consolidated VIEs hold certain investments that are recorded as restricted other invested assets related to VIEs. The consolidated VIEs hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities are comprised of asset-backed securities, including highly rated bonds that are primarily backed by credit card receivables. See note 13 for additional information related to consolidated VIEs.

  (3) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include cash flow hedges.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS            DERIVATIVE LIABILITIES
                           ------------------------------  ------------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        ------------      SHEET        -------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2011   2010  CLASSIFICATION    2011   2010
---------------------      --------------    ------ -----  --------------   ------ ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $194.5 $49.8     liabilities   $   -- $ 15.8
   Inflation indexed        Other invested                       Other
     swaps................      assets           --    --     liabilities      2.5    2.1
                                             ------ -----                   ------ ------
   Total cash flow hedges.                    194.5  49.8                      2.5   17.9
                                             ------ -----                   ------ ------
   Total derivatives
     designated as hedges.                    194.5  49.8                      2.5   17.9
                                             ------ -----                   ------ ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
   Interest rate swaps....      assets           --    --     liabilities      1.4    1.0
   Interest rate            Other invested                       Other
     swaptions............      assets           --   0.1     liabilities       --     --
                            Other invested                       Other
   Credit default swaps...      assets          0.3   0.8     liabilities      5.1    0.4
                              Restricted
   Credit default swaps     other invested                       Other
     related to VIEs (1)..      assets           --    --     liabilities    177.0  128.6
                            Other invested                       Other
   Equity return swaps....      assets           --    --     liabilities      0.9     --
                            Other invested                       Other
   Equity index options...      assets          1.9   2.1     liabilities       --     --
                            Other invested                       Other
   Financial futures......      assets           --    --     liabilities       --     --
   Reinsurance embedded                                          Other
     derivative...........   Other assets       2.3    --     liabilities       --     --
                                                             Policyholder
   GMWB embedded              Reinsurance                       account
     derivatives..........  recoverable (2)     2.6  (0.9)   balances (3)     58.4   13.1
                                             ------ -----                   ------ ------
   Total derivatives not
     designated as hedges.                      7.1   2.1                    242.8  143.1
                                             ------ -----                   ------ ------
   Total derivatives......                   $201.6 $51.9                   $245.3 $161.0
                                             ====== =====                   ====== ======

--------
(1)See note 13 for additional information related to consolidated VIEs.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,182.1       $   --    $   (12.0)      $1,170.1
   Inflation indexed
     swaps................  Notional           56.0          1.9           --           57.9
                                           --------       ------    ---------       --------
   Total cash flow hedges.                  1,238.1          1.9        (12.0)       1,228.0
                                           --------       ------    ---------       --------
   Total derivatives
     designated as hedges.                  1,238.1          1.9        (12.0)       1,228.0
                                           --------       ------    ---------       --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          150.0           --           --          150.0
Interest rate swaptions...  Notional          200.0           --       (200.0)            --
Credit default swaps......  Notional           83.0           --           --           83.0
Credit default swaps
  related to VIEs (1).....  Notional          316.6           --         (2.1)         314.5
Equity return swaps.......  Notional             --         27.9           --           27.9
Equity index options......  Notional           57.7         30.9        (57.7)          30.9
Financial futures.........  Notional          195.0        764.4       (736.9)         222.5
Reinsurance embedded
  derivative..............  Notional             --         17.9           --           17.9
                                           --------       ------    ---------       --------
   Total derivatives not
     designated as hedges.                  1,002.3        841.1       (996.7)         846.7
                                           --------       ------    ---------       --------
   Total derivatives......                 $2,240.4       $843.0    $(1,008.7)      $2,074.7
                                           ========       ======    =========       ========

--------
(1)See note 13 for additional information related to consolidated VIEs.

                                                                  MATURITIES/
(NUMBER OF POLICIES)      MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
--------------------      ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
GMWB embedded derivatives  Policies         6,180          119        (209)          6,090

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $ 156.7            $ 1.0                income                  $ 6.9
                                                                   Net investment
Inflation indexed swaps..         (0.5)            (2.5)               income                     --
                               -------            -----                                        -----
   Total.................       $156.2              $(1.5)                                     $6.9
                               =======            =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)
                                  Net investment
Inflation indexed swaps..         gains (losses)

   Total.................

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $ 21.0             $ 0.4                income                  $ 0.5
                               ------             -----                                        -----
   Total.................      $21.0              $0.4                                         $0.5
                               ======             =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                                 GAIN (LOSS)
                                              RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)         NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI    (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     -----------------   ----------------- ------------------------ ---------------------
Interest rate swaps                                                  Net investment
  hedging assets.........      $(152.0)             $ 0.3                income                  $(7.2)
                               -------              -----                                        -----
   Total.................         $(152.0)          $0.3                                           $(7.2)
                               =======              =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011   2010   2009
---------------------     ------ -----  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $ 47.5 $34.7  $132.6
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $(54.9),
  $(8.0) and $54.3.......  101.3  13.0   (97.7)
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $(0.5), $0.2 and $0.1..    1.0  (0.2)   (0.2)
                          ------ -----  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $149.8 $47.5  $ 34.7
                          ====== =====  ======

   The total of derivatives designated as cash flow hedges of $149.8 million, net of taxes, recorded in stockholders' equity as of December 31, 2011 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $0.6 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2040. No amounts were reclassified to net income (loss) during the years ended December 31, 2011, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   We also have derivatives related to VIEs where we were required to consolidate the related VIE as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the VIE. Credit default swaps are utilized in certain VIEs to enhance the yield payable on the borrowings issued by the VIE and also include a settlement feature that allows the VIE to provide the par value of assets in the VIE for the amount of any losses incurred under the credit default swap. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2011    2010   2009             IN NET INCOME (LOSS)
---------------------                    ------  -----  ------  ----------------------------------------
Interest rate swaps..................... $ (1.1) $13.0  $(29.3) Net investment gains (losses)
Interest rate swaptions.................   (0.1)  (3.9)     --  Net investment gains (losses)
Credit default swaps....................   (4.0)  (0.4)    6.5  Net investment gains (losses)
Credit default swaps related to
  VIEs (1)..............................  (45.8)  (8.6)     --  Net investment gains (losses)
Equity return swaps.....................    1.3     --      --  Net investment gains (losses)
Equity index options....................    1.5   (6.2)  (19.7) Net investment gains (losses)
Financial futures.......................   22.0   (9.8)  (32.9) Net investment gains (losses)
Reinsurance embedded derivatives........    2.3     --      --  Net investment gains (losses)
GMWB embedded derivatives...............  (37.8)   8.4    74.7  Net investment gains (losses)
                                         ------  -----  ------
   Total derivatives not designated as
     hedges............................. $(61.7) $(7.5) $ (0.7)
                                         ======  =====  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2011 and 2010, net fair value assets by counterparty totaled $192.6 million and $49.9 million, respectively. As of December 31, 2011 and 2010, net fair value liabilities by counterparty totaled $182.8 million and $145.1 million, respectively. As of December 31, 2011 and 2010, we retained collateral of $184.4 million and $28.7 million, respectively, related to these agreements, including over collateralization of $6.8 million and $1.1 million, respectively, from certain counterparties. As of December 31, 2011, we posted $0.1 million of collateral to derivative counterparties, with no over collateralization. As of December 31, 2010, we posted $19.4 million of collateral to derivative counterparties, including over collateralization of $3.6 million. For derivatives related to VIEs, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the VIE and there is no recourse to any entity other than the VIE.

   Except for derivatives related to VIEs, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2011 and 2010, we could have been allowed to claim up to $15.0 million and $22.3 million, respectively, from counterparties and required to disburse up to $5.7 million and $0.7 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held, and did not include any fair value gains or losses for derivatives related to VIEs.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   In addition to the credit derivatives discussed above, we also have credit derivative instruments related to VIEs that we consolidated in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the VIE will provide the counterparty with the par value of assets held in the VIE for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the VIE is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the VIE and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the VIE. See note 13 for information on the third-party borrowings related to consolidated VIEs.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2011                        2010
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 5.0    $ --      $--      $ 5.0    $0.1      $--
A
   Matures after one year through five years..    5.0      --       --        5.0     0.2       --
BBB
   Matures after one year through five years..   25.0     0.3       --       25.0     0.6       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.3      $--      $35.0    $0.9      $--
                                                =====    ====      ===      =====    ====      ===

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2011                        2010
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Original index tranche attachment/detachment
  point and maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $ 48.0   $--     $  5.1     $ 48.0   $--     $  0.4
                                                  ------   ---     ------     ------   ---     ------
   Total credit default swap index tranches.....    48.0    --        5.1       48.0    --        0.4
                                                  ------   ---     ------     ------   ---     ------
Customized credit default swap index tranches
  related to VIEs:
   Portion backing third-party borrowings
     maturing 2017 (2)..........................    14.5    --        7.3       16.5    --        8.1
   Portion backing our interest maturing
     2017 (3)...................................   300.0    --      169.7      300.0    --      120.5
                                                  ------   ---     ------     ------   ---     ------
   Total customized credit default swap index
     tranches related to VIEs...................   314.5    --      177.0      316.5    --      128.6
                                                  ------   ---     ------     ------   ---     ------
   Total credit default swaps on index
     tranches...................................  $362.5   $--     $182.1     $364.5   $--     $129.0
                                                  ======   ===     ======     ======   ===     ======

--------
(1)The current attachment/detachment as of December 31, 2011 and 2010 was 12.0% -- 22.0%.
(2)Original notional value was $39 million.
(3)Original notional value was $300 million.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)     2011 (1) 2010 (2) 2009 (3)
---------------------     -------- -------- --------
Unamortized balance as
  of January 1...........  $483.2   $492.0   $497.8
   Costs deferred........    49.5     38.4     32.8
   Amortization, net of
     interest accretion..   (41.0)   (47.6)   (32.8)
   Cumulative effect of
     changes in
     accounting..........      --      0.4     (5.8)
                           ------   ------   ------
Unamortized balance as
  of December 31.........   491.7    483.2    492.0
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   (63.2)   (64.2)    10.9
                           ------   ------   ------
Balance as of December 31  $428.5   $419.0   $502.9
                           ======   ======   ======

--------
(1)Included a $5.6 million adjustment to amortization that related to prior years.
(2)On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $0.6 million on DAC.
(3)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. In 2010, loss recognition testing of our life insurance business in our U.S. Life Insurance segment resulted in an increase in amortization of DAC of $15.4 million due to higher lapses on our term life insurance policies as they go through their post-level rate period. In 2009, loss recognition testing of our variable annuity products in our Runoff segment resulted in an increase in amortization of DAC of $4.8 million reflecting unfavorable equity market performance.

(5)INTANGIBLE ASSETS

   The following table presents our intangible assets as of December 31:

                                     2011                        2010
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $ 95.8       $ (94.9)       $114.1        $(91.4)
Deferred sales
  inducements to
  contractholders........       29.7         (14.0)         26.5          (8.4)
                              ------       -------        ------        ------
   Total.................     $125.5       $(108.9)       $140.6        $(99.8)
                              ======       =======        ======        ======

   Amortization expense related to PVFP for the years ended December 31, 2011, 2010 and 2009 was $3.5 million, $2.2 million and $(9.6) million, respectively. Amortization expense related to deferred sales inducements of $5.6 million, $4.6 million and $0.4 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010  2009 (1)
---------------------      ------  -----  --------
Unamortized balance as
  of January 1............ $ 29.0  $31.2   $23.2
   Interest accreted at
     4.8%, 4.7% and 4.9%..    1.3    1.4     1.3
   Amortization...........   (4.8)  (3.6)    8.3
   Cumulative effect of
     change in accounting.     --     --    (1.6)
                           ------  -----   -----
Unamortized balance as
  of December 31..........   25.5   29.0    31.2
   Accumulated effect of
     net unrealized
     investment (gains)
     losses...............  (24.6)  (6.3)    9.5
                           ------  -----   -----
Balance as of December 31. $  0.9  $22.7   $40.7
                           ======  =====   =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2012. 12.7%
                                  2013. 11.9%
                                  2014.  9.5%
                                  2015.  8.8%
                                  2016.  8.0%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                             U.S. LIFE
          (AMOUNTS IN MILLIONS)              INSURANCE RUNOFF   TOTAL
          ---------------------              --------- ------  ------
          Balance as of December 31, 2009:
          Gross goodwill....................  $ 49.1   $ 25.3  $ 74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Balance as of December 31, 2010:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Impairment losses.................   (49.1)      --   (49.1)
          Balance as of December 31, 2011:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....   (49.1)   (25.3)  (74.4)
                                              ------   ------  ------
          Goodwill..........................  $   --   $   --  $   --
                                              ======   ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   GOODWILL IMPAIRMENT LOSSES

   During 2011, we recorded a goodwill impairment related to our life and long-term care insurance reporting units. The key assumptions utilized in this valuation included expected future business performance, new business production, and the discount rate, all of which were adversely impacted as a result of regulatory environment developments and the current market environment resulting in the entire amount of goodwill being impaired for both these reporting units. There were no goodwill impairment charges recorded in 2010 and 2009.

(6) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2011, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut ("MetLife"). Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $160.1 million and $185.2 million as of December 31, 2011 and 2010, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $680.6 million and $691.8 million as of December 31, 2011 and 2010, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $1,042.4 million and $982.3 million as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, we had $64.8 million and $90.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.8 million and $2.6 million for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $1,883.1 million and $1,859.3 million, respectively, associated with UFLIC.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $1,460.8 million and $1,260.4 million, respectively, as of December 31, 2011 and 2010 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2011        2010        2009
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 31,308.4  $ 29,431.2  $ 28,375.8
Amounts assumed from
  other companies........       50.6        47.6        54.7
Amounts ceded to other
  companies (1)..........  (22,870.1)  (22,166.2)  (21,782.2)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  8,488.9  $  7,312.6  $  6,648.3
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.6%        0.7%        0.8%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   WRITTEN                     EARNED
                          -------------------------  -------------------------
(AMOUNTS IN MILLIONS)       2011     2010     2009     2011     2010     2009
---------------------     -------  -------  -------  -------  -------  -------
Direct................... $ 238.4  $ 233.5  $ 227.6  $ 234.1  $ 231.0  $ 227.2
Assumed..................    69.4     70.6     72.9     70.7     71.8     72.1
Ceded....................  (122.6)  (119.7)  (121.1)  (122.3)  (120.6)  (120.0)
                          -------  -------  -------  -------  -------  -------
Net premiums............. $ 185.2  $ 184.4  $ 179.4  $ 182.5  $ 182.2  $ 179.3
                          =======  =======  =======  =======  =======  =======
Percentage of amount
  assumed to net.........                               38.7%    39.4%    40.2%
                                                     =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $231.0 million, $239.7 million and $203.2 million during 2011, 2010 and 2009, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2011     2010
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............    (a)      5.0% - 7.5%  $1,706.0 $1,581.6
Structured settlements with life contingencies..    (b)      2.0% - 8.5%     584.8    583.6
Annuity contracts with life contingencies.......    (b)      2.0% - 8.5%     292.4    291.8
Traditional life insurance contracts............    (c)      2.5% - 7.5%      69.7     69.1
Supplementary contracts with life contingencies.    (b)      2.0% - 8.5%      46.7     48.0
Accident and health insurance contracts.........    (d)         3.5%           0.1      0.1
                                                                          -------- --------
   Total future policy benefits.................                          $2,699.7 $2,574.2
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2011     2010
---------------------                               -------- --------
Annuity contracts.................................. $3,173.1 $3,077.4
FABNs..............................................    400.1    400.1
Structured settlements without life contingencies..    231.3    243.0
Supplementary contracts without life contingencies.     67.4     67.5
                                                    -------- --------
   Total investment contracts......................  3,871.9  3,788.0
Universal life insurance contracts.................    270.4    253.8
                                                    -------- --------
   Total policyholder account balances............. $4,142.3 $4,041.8
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $881.4 million and $937.6 million, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2011   2010
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $239.5 $249.6
   Net amount at risk........................................................... $  6.4 $  3.3
   Average attained age of contractholders......................................     69     69

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $509.4 $569.9
   Net amount at risk........................................................... $ 35.3 $ 22.4
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $510.6 $543.5
   Guaranteed annuitization benefits............................................ $ 50.4 $ 56.4

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.2 million and $0.1 million as of December 31, 2011 and 2010, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $123.3 million and $78.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2011   2010
---------------------  ------ ------
 Balanced funds....... $342.7 $363.7
 Equity funds.........  126.1  132.5
 Bond funds...........   86.8   93.4
 Money market funds...    3.0    4.4
 Other................    2.3    5.9
                       ------ ------
    Total............. $560.9 $599.9
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2011     2010     2009
---------------------      -------  -------  -------
Beginning as of January 1. $ 443.7  $ 368.0  $ 318.7
Less reinsurance
  recoverables............  (272.9)  (217.2)  (193.2)
                           -------  -------  -------
   Net balance as of
     January 1............   170.8    150.8    125.5
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........   102.0     69.1     66.6
   Prior years............    19.4     33.8     31.5
                           -------  -------  -------
       Total incurred.....   121.4    102.9     98.1
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (24.3)   (23.2)   (25.1)
   Prior years............   (68.3)   (59.7)   (47.7)
                           -------  -------  -------
       Total paid.........   (92.6)   (82.9)   (72.8)
                           -------  -------  -------
   Net balance as of
     December 31..........   199.6    170.8    150.8
                           -------  -------  -------
Add reinsurance
  recoverables............   314.3    272.9    217.2
                           -------  -------  -------
Balance as of December 31. $ 513.9  $ 443.7  $ 368.0
                           =======  =======  =======

   As described in note 1, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2011, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance business. We have experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   During 2011, 2010 and 2009, we strengthened prior year reserves by $19.4 million, $33.8 million and $31.5 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we increased prior year claim reserves related to our long-term care insurance business by $19.3 million from $432.2 million as of December 31, 2010. We have experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   For 2010, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance business as a result of an increase in the amount and duration of claims as compared to 2009.

   In 2010, we increased prior year claim reserves related to our long-term care insurance business by $27.2 million from $357.3 million as of December 31, 2009. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   In 2009, we strengthened prior year claim reserves related to our long-term care insurance business by $24.3 million from $304.5 million as of December 31, 2008. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. Under this agreement, amounts incurred for these items aggregated $48.5 million, $45.1 million and $42.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.2 million, $0.3 million and $0.1 million of interest expense incurred under this agreement for December 31, 2011, 2010 and 2009, respectively. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2011, 2010 and 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2011 and 2010, we did not record any gains in additional paid-in capital related to the sale of securities to affiliates. For the year ended December 31, 2009, we recorded $25.9 million in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011  2010   2009
---------------------     -----  ----- -----
Current federal income
  taxes.................. $11.8  $16.4 $(9.4)
Deferred federal income
  taxes..................   4.9   11.7  14.6
                          -----  ----- -----
   Total federal income
     taxes...............  16.7   28.1   5.2
                          -----  ----- -----
Current state income
  taxes..................   0.1    0.6  (0.2)
Deferred state income
  taxes..................  (1.3)   1.5   0.2
                          -----  ----- -----
   Total state income
     taxes...............  (1.2)   2.1    --
                          -----  ----- -----
   Total provision for
     income taxes........ $15.5  $30.2 $ 5.2
                          =====  ===== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                            2011   2010  2009
                          -------  ----  ----
Statutory U.S. federal
  income tax rate........    35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect..........  (159.9)  1.6  (0.1)
   Dividends received
     deductions..........  (187.0) (0.9) (3.5)
   Tax benefits related
     to separation from
     our former parent...      --  (0.8)   --
   Non-deductible
     goodwill............ 3,443.3    --    --
   Interest on uncertain
     tax positions.......     0.7  (0.4)   --
   Other, net............   (34.7) (0.2) (2.5)
                          -------  ----  ----
Effective rate........... 3,097.4% 34.3% 28.9%
                          =======  ====  ====

   The effective tax rate was higher in 2011 compared to previous years primarily due to the impairment of non-deductible goodwill. Additionally, lower pre-tax results in 2011 increased the relative magnitude of other tax provision items. The effective tax rate was higher in 2010 compared to 2009 primarily due to changes in uncertain tax benefits related to our 2004 separation from our former parent, GE. In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $0.7 million of previously uncertain tax benefits related to the separation.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. With few exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Exceptions include several refund claims for years prior to 2005. The estimated exposure with respect to years prior to 2006 has been sufficiently reserved for and is recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. In 2011, the IRS submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR included issues of disagreement which have been timely protested and are currently under the jurisdiction of the IRS appeals division. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. Appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE are still in process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The components of the net deferred income tax liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2011   2010
---------------------         ------ ------
Assets:
   Investments............... $114.0 $109.5
   Accrued commission
     and general expenses....    2.9    2.9
   Net operating loss
     carryforwards...........    8.5    7.6
   Other.....................    2.6   15.7
                              ------ ------
       Total deferred
         income tax
         assets..............  128.0  135.7
                              ------ ------
Liabilities:
   Net unrealized gains
     on investment
     securities..............  124.9   30.1
   Net unrealized gains
     on derivatives..........   81.6   26.2
   Insurance reserves........   35.7   38.7
   DAC.......................  128.3  127.3
   PVFP......................   18.4   20.4
   Other.....................    5.3    5.6
                              ------ ------
       Total deferred
         income tax
         liabilities.........  394.2  248.3
                              ------ ------
       Net deferred
         income tax
         liability........... $266.2 $112.6
                              ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $24.2 million as of December 31, 2011, and, if unused, will expire beginning in 2025.

   We received refunds of federal and state taxes of $1.9 million and $0.4 million for the years ended December 31, 2011 and December 31, 2009, respectively. We paid federal and state taxes of $18.0 million for the year ended December 31, 2010.

   As of December 31, 2011 and 2010, our current federal income tax receivable was $3.1 million and $16.5 million, respectively, and our current state income tax payable was $1.6 million and $1.2 million, respectively.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

            (AMOUNTS IN MILLIONS)                         2011  2010
            ---------------------                         ----- ----
            Balance as of January 1...................... $ 8.8 $ --
            Tax positions related to the current period:
               Gross additions...........................   1.7  2.4
            Tax positions related to the prior years:
               Gross additions...........................   0.6  6.4
                                                          ----- ----
            Balance as of December 31.................... $11.1 $8.8
                                                          ===== ====

   The total amount of unrecognized tax benefits was $11.1 million as of December 31, 2011, none of which would affect the effective rate on continuing operations. The total amount of unrecognized tax benefits was $8.8 million at December 31, 2010, none of which would affect the effective rate on operations. For the year ended December 31, 2009, we had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. The consolidated balance sheet as of December 31, 2011 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2011. The consolidated balance sheet as of December 31, 2010 included approximately $0.5 million accrued for interest or penalties related to unrecognized tax benefits. We recorded a benefit of approximately $0.5 million of interest and penalties in 2010. The consolidated balance sheet as of December 31, 2009 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2009.

   Genworth, our ultimate parent, intends to change its tax return filing elections for tax year 2011 and will file a single consolidated federal income tax return. This consolidated return will include all eligible affiliated life insurance companies, non-life insurance companies and non-insurance companies.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, bidding practices in connection with our management and administration of a third-party's municipal guaranteed investment contract business, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and our pricing structures. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor determine the ultimate outcomes of any pending investigations and legal proceedings, nor to provide reasonable ranges of possible losses.

   On July 30, 2010, we received a subpoena from the office of the New York Attorney General, relating to an industry-wide investigation of the use of retained asset accounts as a settlement option for life insurance death benefit payments. When a retained asset account is established for a beneficiary, we retain the death benefit proceeds in its general account and pay interest on those proceeds. Beneficiaries can withdraw all of the funds or a portion of the funds held in the account at any time. In addition to the subpoena, we have been contacted by state insurance regulators regarding retained asset accounts. We have responded to the New York Attorney General subpoena and state insurance regulator information requests, and will cooperate with respect to any follow-up requests or inquiries.

   On June 22, 2011, we received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Swiss Re reinsures a block of long-term care insurance policies issued by us and GLIC. In the first and second quarters of 2011, Swiss Re withheld reinsurance amounts due as a purported offset against alleged underpaid premiums. On December 19, 2011, we and GLIC initiated an arbitration proceeding seeking to recover the unpaid premiums.

   Through a series of co-insurance and related agreements, we and an affiliate became the 100% reinsurer of a block of long-term care insurance issued by MetLife. We and MetLife are in a dispute over MetLife's failure to transfer the cash equivalent of certain reserves associated with Consumer Price Index riders. We intend to pursue recovery of the amounts owed.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                      2011                          2010
                          ----------------------------- -----------------------------
                          NOTIONAL  CARRYING            NOTIONAL  CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    AMOUNT  FAIR VALUE  AMOUNT    AMOUNT  FAIR VALUE
---------------------     --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage
     loans...............  $    (1) $  779.2  $  835.2   $    (1) $  785.4  $  820.0
   Other invested assets.       (1)       --        --        (1)      0.3       0.3
Liabilities:
   Investment contracts..       (1)  3,871.9   3,975.5        (1)  3,788.0   3,861.9

--------
(1)These financial instruments do not have notional amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   FIXED MATURITY, EQUITY AND TRADING SECURITIES

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received; including an understanding of the assumptions and inputs utilized to determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                 2011
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  427.4   $--   $  427.4 $   --
   Internal models................      3.9    --         --    3.9
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    431.3    --      427.4    3.9
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     64.1    --       64.1     --
   Internal models................      7.2    --         --    7.2
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     71.3    --       64.1    7.2
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,619.4    --    2,619.4     --
   Broker quotes..................     14.6    --         --   14.6
   Internal models................    274.0    --       49.8  224.2
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,908.0    --    2,669.2  238.8
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    695.9    --      695.9     --
   Broker quotes..................      5.0    --         --    5.0
   Internal models................    295.8    --       61.6  234.2
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    996.7    --      757.5  239.2
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    607.5    --      607.5     --
   Internal models................      0.5    --         --    0.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    608.0    --      607.5    0.5
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    492.6    --      492.6     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      2.1    --         --    2.1
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    498.6    --      492.6    6.0
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    212.9    --      212.9     --
   Broker quotes..................     22.3    --         --   22.3
   Internal models................      2.9    --        2.9     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    238.1    --      215.8   22.3
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,752.0   $--   $5,234.1 $517.9
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                 2010
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  210.0   $--   $  210.0 $   --
   Internal models................      5.4    --        1.9    3.5
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    215.4    --      211.9    3.5
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     61.3    --       61.3     --
   Internal models................      8.5    --        8.5     --
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     69.8    --       69.8     --
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,312.8    --    2,312.8     --
   Broker quotes..................      8.2    --         --    8.2
   Internal models................    280.6    --      204.3   76.3
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,601.6    --    2,517.1   84.5
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    621.9    --      621.9     --
   Broker quotes..................     15.2    --         --   15.2
   Internal models................    320.0    --      290.6   29.4
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    957.1    --      912.5   44.6
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    472.8    --      472.8     --
   Broker quotes..................      5.1    --         --    5.1
   Internal models................      6.5    --         --    6.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    484.4    --      472.8   11.6
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    533.0    --      533.0     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      3.8    --         --    3.8
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    540.7    --      533.0    7.7
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    169.6    --      169.6     --
   Broker quotes..................      4.2    --         --    4.2
   Internal models................      1.2    --        1.2     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    175.0    --      170.8    4.2
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,044.0   $--   $4,887.9 $156.1
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

                                      2011
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.1   $0.1    $ --    $ --
Internal models..........  0.1     --      --     0.1
                          ----   ----    ----    ----
   Total equity
     securities.......... $0.2   $0.1    $ --    $0.1
                          ====   ====    ====    ====

                                      2010
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.9   $ --    $0.8    $0.1
                          ----   ----    ----    ----
   Total equity
     securities.......... $0.9   $ --    $0.8    $0.1
                          ====   ====    ====    ====

   The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

                                       2011
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  1.6   $--    $1.6   $   --
Broker quotes............  103.1    --      --    103.1
                          ------   ---    ----   ------
   Total trading
     securities.......... $104.7   $--    $1.6   $103.1
                          ======   ===    ====   ======

                                       2010
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  2.4   $--    $2.4   $   --
Broker quotes............    8.8    --      --      8.8
Internal models..........   99.3    --      --     99.3
                          ------   ---    ----   ------
   Total trading
     securities.......... $110.5   $--    $2.4   $108.1
                          ======   ===    ====   ======

   Restricted other invested assets related to variable interest entities

   We have trading securities related to VIEs that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments and is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and consumer price index, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Interest rate swaptions. The valuation of interest rate swaptions is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, forward interest rate volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate volatility input, the derivative is classified as Level 3.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3.

   Credit default swaps related to variable interest entities. Credit default swaps related to VIEs represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to VIEs are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 85 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2011 and 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $13.9 million and $5.6 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Borrowings related to variable interest entities

   We record certain borrowings related to VIEs at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the VIEs that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the VIEs and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                        2011
                                          ---------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                     -------- ------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-
            sponsored enterprises........ $  431.3 $   --  $  427.4 $  3.9
          Government --
            non-U.S......................     71.3     --      64.1    7.2
          U.S. corporate.................  2,908.0     --   2,669.2  238.8
          Corporate --
            non-U.S......................    996.7     --     757.5  239.2
          Residential
            mortgage-backed..............    608.0     --     607.5    0.5
          Commercial
            mortgage-backed..............    498.6     --     492.6    6.0
          Other
            asset-backed.................    238.1     --     215.8   22.3
                                          -------- ------  -------- ------
          Total fixed
            maturity
            securities...................  5,752.0     --   5,234.1  517.9
                                          -------- ------  -------- ------
       Equity securities.................      0.2    0.1        --    0.1
                                          -------- ------  -------- ------
       Other invested
         assets:
          Trading
            securities...................    104.7     --       1.6  103.1
          Derivative
            assets:
              Interest
                rate
                swaps....................    194.5     --     194.5     --
              Credit
                default
                swaps....................      0.3     --       0.3     --
              Equity
                index
                options..................      1.9     --        --    1.9
                                          -------- ------  -------- ------
              Total
                derivative
                assets...................    196.7     --     194.8    1.9
                                          -------- ------  -------- ------
          Securities
            lending
            collateral...................     49.4     --      49.4     --
          Derivatives
            counterparty
            collateral...................    136.7     --     136.7     --
                                          -------- ------  -------- ------
          Total other
            invested
            assets.......................    487.5     --     382.5  105.0
                                          -------- ------  -------- ------
   Restricted other
     invested assets
     related to VIEs.....................    303.9     --     199.4  104.5
   Other assets (1)......................      2.3     --       2.3     --
   Reinsurance
     recoverable (2).....................      2.6     --        --    2.6
   Separate account
     assets..............................    885.0  885.0        --     --
                                          -------- ------  -------- ------
          Total assets................... $7,433.5 $885.1  $5,818.3 $730.1
                                          ======== ======  ======== ======
Liabilities
   Policyholder account
     balances (3)........................ $   58.4 $   --  $     -- $ 58.4
   Derivative
     liabilities:
       Interest rate
         swaps...........................      1.4     --       1.4     --
       Inflation indexed
         swaps...........................      2.5     --       2.5     --
       Credit default
         swaps...........................      5.1     --        --    5.1
       Credit default
         swaps related
         to VIEs.........................    177.0     --        --  177.0
       Equity return
         swaps...........................      0.9     --       0.9     --
                                          -------- ------  -------- ------
       Total derivative
         liabilities.....................    186.9     --       4.8  182.1
   Borrowings related to
     VIEs................................      6.3     --        --    6.3
                                          -------- ------  -------- ------
          Total
            liabilities.................. $  251.6 $   --  $    4.8 $246.8
                                          ======== ======  ======== ======

--------
(1)Represents embedded derivatives associated with certain reinsurance agreements.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                        2010
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                    --------  -------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  215.4  $     -- $  211.9 $  3.5
          Government --
            non-U.S.....................     69.8        --     69.8     --
          U.S. corporate................  2,601.6        --  2,517.1   84.5
          Corporate --
            non-U.S.....................    957.1        --    912.5   44.6
          Residential
            mortgage-backed.............    484.4        --    472.8   11.6
          Commercial
            mortgage-backed.............    540.7        --    533.0    7.7
          Other
            asset-backed................    175.0        --    170.8    4.2
                                         --------  -------- -------- ------
          Total fixed
            maturity
            securities..................  5,044.0        --  4,887.9  156.1
                                         --------  -------- -------- ------
       Equity securities................      0.9        --      0.8    0.1
                                         --------  -------- -------- ------
       Other invested
         assets:
          Trading
            securities..................    110.5        --      2.4  108.1
          Derivative
            assets:
              Interest
                rate
                swaps...................     49.8        --     49.8     --
              Interest
                rate
                swaptions...............      0.1        --       --    0.1
              Credit
                default
                swaps...................      0.8        --      0.8     --
              Equity
                index
                options.................      2.1        --       --    2.1
                                         --------  -------- -------- ------
              Total
                derivative
                assets..................     52.8        --     50.6    2.2
                                         --------  -------- -------- ------
          Securities
            lending
            collateral..................     66.1        --     66.1     --
          Derivatives
            counterparty
            collateral..................     26.1        --     26.1     --
                                         --------  -------- -------- ------
          Total other
            invested
            assets......................    255.5        --    145.2  110.3
                                         --------  -------- -------- ------
   Restricted other
     invested assets
     related to VIEs....................    306.5        --    199.3  107.2
   Reinsurance
     recoverable (1)....................     (0.9)       --       --   (0.9)
   Separate account
     assets.............................  1,000.9   1,000.9       --     --
                                         --------  -------- -------- ------
          Total assets.................. $6,606.9  $1,000.9 $5,233.2 $372.8
                                         ========  ======== ======== ======
Liabilities
   Policyholder account
     balances (2)....................... $   13.1  $     -- $     -- $ 13.1
   Derivative
     liabilities:
       Interest rate
         swaps..........................     16.8        --     16.8     --
       Inflation indexed
         swaps..........................      2.1        --      2.1     --
       Credit default
         swaps..........................      0.4        --       --    0.4
       Credit default
         swaps related
         to VIEs........................    128.6        --       --  128.6
                                         --------  -------- -------- ------
       Total derivative
         liabilities....................    147.9        --     18.9  129.0
   Borrowings related to
     VIEs...............................      7.7        --       --    7.7
                                         --------  -------- -------- ------
          Total
            liabilities................. $  168.7  $     -- $   18.9 $149.8
                                         ========  ======== ======== ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers into and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

changes occur. Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------



                              BEGINNING
                               BALANCE
                                AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                              JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)            2011      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------         ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-
    sponsored enterprises....   $  3.5      $  --     $(0.1)    $  --   $   --    $ --      $ (1.4)    $  1.9   $  --
  Government -- non-U.S......       --         --        --        --       --      --        (1.3)       8.5      --
  U.S. corporate (1).........     84.5        2.5      11.7      32.0     (8.3)     --        (6.2)     122.6      --
  Corporate --
    non-U.S. (1).............     44.6       (5.2)     (2.0)     30.0    (12.2)     --       (11.9)     196.8    (0.9)
  Residential
    mortgage-backed..........     11.6         --      (5.6)       --       --      --        (5.5)        --      --
  Commercial
    mortgage-backed..........      7.7         --      (0.1)       --       --      --        (1.6)        --      --
  Other asset-backed.........      4.2       (0.5)      0.2      18.4       --      --          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total fixed maturity
    securities...............    156.1       (3.2)      4.1      80.4    (20.5)     --       (27.9)     329.8    (0.9)
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Equity securities............      0.1         --        --        --       --      --          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Other invested assets:
  Trading securities.........    108.1       (1.3)       --        --       --      --        (3.7)        --      --
  Derivative assets:
     Credit default swaps....      0.1       (0.1)       --        --       --      --          --         --      --
     Equity index options....      2.1        1.4        --       8.4       --      --       (10.0)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
     Total derivative
      assets.................      2.2        1.3        --       8.4       --      --       (10.0)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total other invested
    assets...................    110.3         --        --       8.4       --      --       (13.7)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Restricted other
 invested assets
 related to VIEs (2).........    107.2       (2.7)       --        --       --      --          --         --      --
Reinsurance recoverable
 (3).........................     (0.9)       3.0        --        --       --     0.5          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Total Level 3 assets.........   $372.8      $(2.9)    $ 4.1     $88.8   $(20.5)   $0.5      $(41.6)    $329.8   $(0.9)
                                ======      =====     =====     =====   ======    ====      ======     ======   =====




                                           TOTAL GAINS
                                             (LOSSES)
                                           INCLUDED IN
                                 ENDING     NET INCOME
                                BALANCE       (LOSS)
                                 AS OF     ATTRIBUTABLE
                              DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)             2011      STILL HELD
---------------------         ------------ ------------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-
    sponsored enterprises....    $  3.9       $  --
  Government -- non-U.S......       7.2          --
  U.S. corporate (1).........     238.8         2.5
  Corporate --
    non-U.S. (1).............     239.2        (0.1)
  Residential
    mortgage-backed..........       0.5          --
  Commercial
    mortgage-backed..........       6.0          --
  Other asset-backed.........      22.3        (0.5)
                                 ------       -----
  Total fixed maturity
    securities...............     517.9         1.9
                                 ------       -----
Equity securities............       0.1          --
                                 ------       -----
Other invested assets:
  Trading securities.........     103.1        (1.3)
  Derivative assets:
     Credit default swaps....        --        (0.1)
     Equity index options....       1.9         1.4
                                 ------       -----
     Total derivative
      assets.................       1.9         1.3
                                 ------       -----
  Total other invested
    assets...................     105.0          --
                                 ------       -----
Restricted other
 invested assets
 related to VIEs (2).........     104.5        (2.7)
Reinsurance recoverable
 (3).........................       2.6         3.0
                                 ------       -----
Total Level 3 assets.........    $730.1       $ 2.2
                                 ======       =====

--------
(1)The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)See note 13 for additional information related to consolidated VIEs.
(3)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------
                                                                                                            TOTAL GAINS
                                                                                                              (LOSSES)
                                                               PURCHASES,                                   INCLUDED IN
                              BEGINNING                          SALES,                           ENDING     NET INCOME
                               BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                                AS OF    INCLUDED IN              AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                              JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)            2010      (LOSS)     IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------         ---------- ----------- -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities
   U.S. government,
     agencies and
     government-sponsored
     enterprises.............  $     --    $   --     $  --      $ (0.8)    $  4.3  $      --     $  3.5       $   --
   U.S. corporate (1)........      74.5       2.0       0.5         4.3       24.8      (21.6)      84.5          2.0
   Corporate -- non-U.S.
     (1).....................      46.7     (10.7)      4.1         7.6       29.5      (32.6)      44.6         (2.8)
   Residential
     mortgage- backed (2)....     217.5        --       0.1         4.0         --     (210.0)      11.6           --
   Commercial
     mortgage- backed (2)....     532.6      (1.3)      1.8       (30.5)      22.3     (517.2)       7.7           --
   Other asset-backed
     (2), (3)................     421.6      (0.1)     (0.5)       (0.8)        --     (416.0)       4.2         (3.7)
                               --------    ------     -----      ------     ------  ---------     ------       ------
   Total fixed maturity
     securities..............   1,292.9     (10.1)      6.0       (16.2)      80.9   (1,197.4)     156.1         (4.5)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Equity securities............        --        --        --         0.1         --         --        0.1           --
                               --------    ------     -----      ------     ------  ---------     ------       ------
Other invested assets:
   Trading securities (3)....      14.7       2.4        --       (10.0)     102.1       (1.1)     108.1          2.2
   Derivative assets:........
       Credit default
         swaps...............       1.0      (0.9)       --          --         --         --        0.1         (0.9)
       Equity index
         options.............       6.7      (6.2)       --         1.6         --         --        2.1         (6.2)
                               --------    ------     -----      ------     ------  ---------     ------       ------
       Total derivative
         assets..............       7.7      (7.1)       --         1.6         --         --        2.2         (7.1)
                               --------    ------     -----      ------     ------  ---------     ------       ------
   Total other invested
     assets..................      22.4      (4.7)       --        (8.4)     102.1       (1.1)     110.3         (4.9)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Restricted other
  invested assets
  related to VIEs (4)........        --      (4.7)       --       111.9         --         --      107.2         (4.7)
Reinsurance recoverable
  (5)........................      (0.9)     (0.4)       --         0.4         --         --       (0.9)        (0.4)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Total Level 3 assets.........  $1,314.4    $(19.9)    $ 6.0      $ 87.8     $183.0  $(1,198.5)    $372.8       $(14.5)
                               ========    ======     =====      ======     ======  =========     ======       ======

--------
(1)The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
(3)Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
(4)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.
(5)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                           LOSSES
                                      -----------------



                           BEGINNING                                                                                ENDING
                            BALANCE   INCLUDED                                                                     BALANCE
                             AS OF     IN NET                                                  TRANSFER TRANSFER    AS OF
                           JANUARY 1, (INCOME)  INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)         2011      LOSS     IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------      ---------- --------  -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances (1).............   $ 13.1    $41.0      $--       $--     $--    $4.3       $  --      $--      $--       $ 58.4
Derivative liabilities:
   Credit default swaps...      0.4      5.3       --        --      --      --        (0.6)      --       --          5.1
   Credit default swaps
    related to VIEs (2)...    128.6     48.4       --        --      --      --          --       --       --        177.0
                             ------    -----      ---       ---     ---    ----       -----      ---      ---       ------
Total derivative
 liabilities..............    129.0     53.7       --        --      --      --        (0.6)      --       --        182.1
Borrowings related to
 VIEs (2).................      7.7     (1.4)      --        --      --      --          --       --       --          6.3
                             ------    -----      ---       ---     ---    ----       -----      ---      ---       ------
Total Level 3 liabilities.   $149.8    $93.3      $--       $--     $--    $4.3       $(0.6)     $--      $--       $246.8
                             ======    =====      ===       ===     ===    ====       =====      ===      ===       ======




                           TOTAL (GAINS)
                               LOSSES
                            INCLUDED IN
                            NET (INCOME)
                                LOSS
                            ATTRIBUTABLE
                           TO LIABILITIES
(AMOUNTS IN MILLIONS)        STILL HELD
---------------------      --------------
Policyholder account
 balances (1).............     $41.3
Derivative liabilities:
   Credit default swaps...       5.3
   Credit default swaps
    related to VIEs (2)...      48.4
                               -----
Total derivative
 liabilities..............      53.7
Borrowings related to
 VIEs (2).................      (1.1)
                               -----
Total Level 3 liabilities.     $93.9
                               =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)See note 13 for additional information related to consolidated VIEs.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                           LOSSES
-                                     -----------------
                                                                                                     TOTAL (GAINS)
                                                                                                         LOSSES
                                                          PURCHASES                                   INCLUDED IN
                           BEGINNING                        SALES,                         ENDING     NET (INCOME)
                            BALANCE   INCLUDED            ISSUANCES                       BALANCE         LOSS
                             AS OF     IN NET                AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, (INCOME)  INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010      LOSS     IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------      ---------- --------  -------- ------------ -------- -------- ------------ --------------
Policyholder account
 balances (1).............   $19.0     $(9.5)     $--       $ 3.6      $   --    $--       $ 13.1        $(9.3)
Derivative liabilities:
   Credit default swaps...      --       0.4       --          --          --     --          0.4          0.4
   Credit default swaps...
   related to VIEs (2)....      --       9.0       --        (1.0)      120.6     --        128.6          9.0
                             -----     -----      ---       -----      ------    ---       ------        -----
   Total derivative
    liabilities...........      --       9.4       --        (1.0)      120.6     --        129.0          9.4
Borrowings related to
 VIEs (2).................      --      (0.8)      --          --         8.5     --          7.7         (0.8)
                             -----     -----      ---       -----      ------    ---       ------        -----
Total Level 3 liabilities.   $19.0     $(0.9)     $--       $ 2.6      $129.1    $--       $149.8        $(0.7)
                             =====     =====      ===       =====      ======    ===       ======        =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses), and accretion on certain fixed maturity securities which was recorded in net investment income.

(13)VARIABLE INTEREST ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes certain investments.

  (a) Variable Interest Entities Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to certain investments, which is described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Investments. For VIEs related to certain investments, we were required to consolidate three VIEs as a result of having certain decision making rights related to instruments held by the entities. These VIEs were designed as synthetic collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the VIE and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the VIE as a result of other noteholders absorbing the majority of expected losses from the entity.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table shows the activity presented in our consolidated statement of income related to the consolidated VIEs for the years ended December 31:

      (AMOUNTS IN MILLIONS)                                  2011    2010
      ---------------------                                 ------  -----
      Revenues:
      Net investment income:
         Restricted other invested assets.................. $  1.0  $ 1.0
                                                            ------  -----
         Total net investment income.......................    1.0    1.0
                                                            ------  -----
      Net investment gains (losses):
         Trading securities................................   (0.5)   9.2
         Derivatives.......................................  (45.8)  (8.6)
         Borrowings related to VIEs recorded at fair value.    1.4    0.4
                                                            ------  -----
         Total net investment gains (losses)...............  (44.9)   1.0
                                                            ------  -----
             Total revenues................................  (43.9)   2.0
                                                            ------  -----
      Expenses:
      Interest expense.....................................    1.7    1.8
                                                            ------  -----
             Total expenses................................    1.7    1.8
                                                            ------  -----
      Income (loss) before income taxes....................  (45.6)   0.2
      Provision (benefit) for income taxes.................  (16.1)   0.1
                                                            ------  -----
      Net income (loss).................................... $(29.5) $ 0.1
                                                            ======  =====

   The following table shows the assets and liabilities that were recorded for the consolidated VIEs as of December 31:

        (AMOUNTS IN MILLIONS)                               2011   2010
        ---------------------                              ------ ------
        Assets
           Investments:
               Restricted other invested assets:
                  Trading securities...................... $303.9 $306.5
                                                           ------ ------
               Total restricted other invested assets.....  303.9  306.5
                                                           ------ ------
                  Total investments.......................  303.9  306.5
           Accrued investment income......................    0.3    0.3
                                                           ------ ------
               Total assets............................... $304.2 $306.8
                                                           ====== ======
        Liabilities
           Other liabilities:
               Derivative liabilities..................... $177.0 $128.6
               Other liabilities..........................    0.1    0.1
                                                           ------ ------
               Total other liabilities....................  177.1  128.7
           Borrowings related to VIEs.....................    6.3    7.7
                                                           ------ ------
               Total liabilities.......................... $183.4 $136.4
                                                           ====== ======

   The assets and other instruments held by the VIEs are restricted and can only be used to fulfill the obligations of the VIE. Additionally, the obligations of the VIEs do not have any recourse to the general credit of any other consolidated subsidiaries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (b) Borrowings Related To Variable Interest Entities

   Borrowings related VIEs were as follows as of December 31:

                                 2011               2010
                          ------------------ ------------------
                          PRINCIPAL CARRYING PRINCIPAL CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    VALUE    AMOUNT    VALUE
---------------------     --------- -------- --------- --------
Marvel Finance 2007-1
  LLC, due 2017 (1)......   $ 2.5     $0.3     $ 4.6     $1.0
Marvel Finance 2007-4
  LLC, due 2017 (1)......    11.9      6.0      11.9      6.7
                            -----     ----     -----     ----
   Total.................   $14.4     $6.3     $16.5     $7.7
                            =====     ====     =====     ====

--------
(1)Accrual of interest based on three-month London Interbank Offered Rate that resets every three months plus a fixed margin.

   These borrowings are required to be paid down as principal is collected on the restricted investments held by the VIEs and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

(14)RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the New York Department of Insurance. Based on statutory results as of December 31, 2011, we have no capacity to make a dividend payment in 2012 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2011, 2010 and 2009.

(15)SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We received a permitted practice from New York to exempt certain of our investments from a new NAIC structured security valuation and ratings process.

   As of and for the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2011   2010   2009
---------------------          ------ ------ ------
Statutory net income.......... $  6.5 $130.0 $ 40.9
Statutory capital and surplus.  559.5  549.1  429.5

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level. As of December 31, 2011 and 2010, we exceeded the minimum required RBC levels.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The methodology for establishing the statutory reserves on our life insurance business subject to the requirements of Regulation XXX and AXXX is currently being reviewed by the Life Actuarial Task Force of the NAIC. The NAIC has also organized a working group to address issues relating to reserving requirements under Actuarial Guideline 38 for universal life insurance products with secondary guarantees. We have increased life insurance statutory reserves and have taken steps to mitigate the impact the regulations have had on our business. We cannot provide assurance that we will be able to continue to implement actions to mitigate further impacts of Regulations XXX or AXXX on our life insurance products. Additionally, we cannot provide assurance that there will not be regulatory, tax or other challenges to the actions we have taken to date. The result of those potential challenges could require us to increase statutory reserves or incur higher operating and/or tax costs.

   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(16)SEGMENT INFORMATION

   In 2011, we changed our business segments to better align our businesses. Under the new structure, we operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life and long-term care insurance and fixed deferred annuities businesses. Our Runoff segment primarily includes variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments. The following discussion reflects our reorganized segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                          U.S. LIFE           CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF       OTHER       TOTAL
---------------------     --------- --------  ------------- ---------
Net investment income.... $  325.8  $    3.0     $  0.6     $   329.4
Premiums.................    182.5        --         --         182.5
Net investment gains
  (losses)...............     (5.1)    (58.4)      (1.1)        (64.6)
Policy fees and other
  income.................     22.4      21.5         --          43.9
                          --------  --------     ------     ---------
   Total revenues........    525.6     (33.9)      (0.5)        491.2
                          --------  --------     ------     ---------
Benefits and other
  changes in policy
  reserves...............    233.4       1.7         --         235.1
Interest credited........    108.5       2.9         --         111.4
Acquisition and
  operating expenses,
  net of deferrals.......     38.9       8.6        1.1          48.6
Amortization of deferred
  acquisition costs and
  intangibles............     39.4       5.1         --          44.5
Goodwill impairment......     49.1        --         --          49.1
Interest expense.........      0.3       1.7         --           2.0
                          --------  --------     ------     ---------
   Total benefits and
     expenses............    469.6      20.0        1.1         490.7
                          --------  --------     ------     ---------
Income (loss) before
  income taxes...........     56.0     (53.9)      (1.6)          0.5
Provision (benefit) for
  income taxes...........     37.1     (20.1)      (1.5)         15.5
                          --------  --------     ------     ---------
Net income (loss)........ $   18.9  $  (33.8)    $ (0.1)    $   (15.0)
                          ========  ========     ======     =========
Total assets............. $8,963.5  $1,595.1     $444.5     $11,003.1
                          ========  ========     ======     =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                          U.S. LIFE          CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF      OTHER       TOTAL
---------------------     --------- -------- ------------- ---------
Net investment income.... $  311.4  $    2.9    $  2.3     $   316.6
Premiums.................    182.2        --        --         182.2
Net investment gains
  (losses)...............    (23.7)      9.2      (5.9)        (20.4)
Policy fees and other
  income.................     16.7      29.2        --          45.9
                          --------  --------    ------     ---------
   Total revenues........    486.6      41.3      (3.6)        524.3
                          --------  --------    ------     ---------
Benefits and other
  changes in policy
  reserves...............    217.3       2.8        --         220.1
Interest credited........    114.0       3.0        --         117.0
Acquisition and
  operating expenses,
  net of deferrals.......     36.6       8.7       1.9          47.2
Amortization of deferred
  acquisition costs and
  intangibles............     46.4       3.4        --          49.8
Interest expense.........      0.3       1.8        --           2.1
                          --------  --------    ------     ---------
   Total benefits and
     expenses............    414.6      19.7       1.9         436.2
                          --------  --------    ------     ---------
Income (loss) before
  income taxes...........     72.0      21.6      (5.5)         88.1
Provision (benefit) for
  income taxes...........     25.5       6.8      (2.1)         30.2
                          --------  --------    ------     ---------
Net income (loss)........ $   46.5  $   14.8    $ (3.4)    $    57.9
                          ========  ========    ======     =========
Total assets............. $7,891.4  $1,706.7    $558.2     $10,156.3
                          ========  ========    ======     =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2009:

                          U.S. LIFE        CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE RUNOFF     OTHER      TOTAL
---------------------     --------- ------ ------------- ------
Net investment income....  $289.1   $ 8.7      $ 0.6     $298.4
Premiums.................   179.3      --         --      179.3
Net investment gains
  (losses)...............   (94.3)    2.5       (0.8)     (92.6)
Policy fees and other
  income.................    12.8    13.2         --       26.0
                           ------   -----      -----     ------
   Total revenues........   386.9    24.4       (0.2)     411.1
                           ------   -----      -----     ------
Benefits and other
  changes in policy
  reserves...............   200.0     2.5         --      202.5
Interest credited........   123.1     5.2         --      128.3
Acquisition and
  operating expenses,
  net of deferrals.......    31.3     6.8        0.9       39.0
Amortization of deferred
  acquisition costs and
  intangibles............     8.2    15.0         --       23.2
Interest expense.........     0.1      --         --        0.1
                           ------   -----      -----     ------
   Total benefits and
     expenses............   362.7    29.5        0.9      393.1
                           ------   -----      -----     ------
Income (loss) before
  income taxes...........    24.2    (5.1)      (1.1)      18.0
Provision (benefit) for
  income taxes...........     8.0    (3.0)       0.2        5.2
                           ------   -----      -----     ------
Net income (loss)........  $ 16.2   $(2.1)     $(1.3)    $ 12.8
                           ======   =====      =====     ======